UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22680

Ultimus Managers Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Frank L. Newbauer, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246_
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

Alambic Small Cap Value Plus Fund (ALAMX)

Alambic Small Cap Growth Plus Fund (ALGSX)

Alambic Mid Cap Value Plus Fund (ALMVX)

Alambic Mid Cap Growth Plus Fund (ALMGX)

Semi-Annual Report

February 28, 2017
(Unaudited)

ALAMBIC FUNDS LETTER TO SHAREHOLDERS	March 17, 2017

The past six months have been busy for Alambic Investment Management LP and Alambic Funds. We completed full calendar years for both the Alambic Small Cap Value Plus and the Alambic Small Cap Growth Plus Funds and, at year end, we seeded and launched two new mid cap funds. We have also published Fact Sheets for the two small cap funds, ALAMX and ALGSX, and posted them to our website www.alambicim.com in the Alambic Funds section and to the funds’ website www.alambicfunds.com.

Meanwhile, US markets experienced discord and volatility both preceding and following the presidential election. While the Dow Jones Industrial Average has impressed with seemingly continuous new highs, there have been large shifts in stock market leadership from the 4th Quarter of 2016 to the 1st Quarter of 2017. Following the election, the rally was led by small caps, cyclicals, value, and low quality names. Since early December, those leaders are now lagging. Small cap stocks are roughly flat since early December, underperforming large caps, and thus eliminating a substantial part of their initial outperformance.

On the positive side, while the impact of corporate tax reform may not be as fruitful as initially anticipated, corporate tax reform combined with deregulation and possible cuts to personal income tax rates could boost the economy and corporate profits over the next few years. Even though small caps are currently trading at extremely high valuations, they are potentially well positioned to benefit from these pro-growth policies while being less exposed to the risks of protectionism.

We have seen several shifts in the drivers of performance over the past six months with larger caps beating smaller caps and higher quality beating lower quality. Value remains expensive to growth and in the past three months, we have seen the fastest growth stocks (based on sales) beat the slowest growth value names by a substantial margin after trailing them for most of last year. We think this will continue until the growth/value relationship swings back to its historical norm.

For the six months ended February 28, 2017, ALAMX delivered a return of 11.40% versus its benchmark, the Russell 2000 Value Index, at 15.80%. Since inception, ALAMX has delivered an annualized return of 18.95% versus the Russell 2000 Value at 22.62%. Our tracking error to our benchmark is currently 3.50% annualized, which is slightly lower than the first half of 2016. Our lag to the index was primarily a result of our underweight in financials, which have outperformed every other sector since the election. We also tend to be more heavily weighted than our index in smaller small cap stocks, which have underperformed larger small cap stocks now for several months. Like the relationship between value and growth, these two performance factors tend to be cyclical and could benefit us under different market conditions.

For the six months that ended February 28, 2017, ALGSX delivered a return of 12.57% versus its benchmark, the Russell 2000 Growth Index, at 9.39%. Since inception, ALGSX has delivered an annualized return of 21.40% versus the Russell 2000 Growth at 11.44%. Our tracking error to our benchmark is currently 3.36% annualized, which is a substantial improvement over the third quarter of last year and reflects our efforts to shift the portfolio from value/growth to core/growth. During most of 2016, the slowest growing stocks in the indexes consistently outperformed while the fastest growing stocks in the growth indexes lost ground. Because of our inherent tilt towards fundamental value in all our portfolios, the ALGSX has a value style tilt

1

that benefited us in 2016. To date in 2017, this appears to be shifting and the fastest growers are outperforming more value oriented stocks. In this environment, it will be difficult to repeat the outperformance we experienced in 2016.

Since the launch of our two new funds ALMVX and ALMGX at year end 2016, we have been actively managing the new portfolios to achieve targeted tracking errors and returns that are in line with our early expectations. For the period since inception through February 28, 2017, ALMVX delivered a return of 4.40% versus its benchmark, the Russell Mid Cap Value Index, at 4.29%. Since inception through late March, ALMVX is up 4.60% versus its benchmark, the Russell Mid Cap Value Index at 3.31% for the same period. For the period since inception through February 28, 2017, ALMGX delivered a return of 5.50% versus its benchmark, the Russell Mid Cap Growth Index, at 5.72%. Since inception through late March, ALMGX is up 5.90% versus the Russell Mid Cap Growth Index at 6.51%. We are still in the process of seeding these new funds and still have much work to do achieving sector and individual stock weights that will produce attractive returns going forward.

Although we have experienced some volatility in the performance of ALAMX relative to our benchmarks recently, we are very pleased with the performance of all four funds since inception, particularly ALGSX and ALMVX, and we are validating our premise that a quantitative approach to fundamental valuation-based stock selection will perform well over time.

Thank you for your ongoing trust and commitment.

Albert Richards	Brian Thompson	Rob Slaymaker
CEO	CRO	Partner

2

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month-end are available by calling 1-888-890-8988.

An investor should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. The Funds’ prospectus contains this and other important information. To obtain a copy of the Funds’ prospectus please visit our website at https://alambicfunds.com or call 1-888-890-8988 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Alambic Funds are distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. The securities held by the Funds that are discussed in the Letter to Shareholders were held during the period covered by this Report. They do not comprise the entire investment portfolio of the Funds, may be sold at any time and may no longer be held by the Funds. For a complete list of securities held by the Funds as of February 28, 2017, please see the Schedules of Investments sections of the semi-annual report. The opinions of the Adviser with respect to those securities may change at any time.

Statements in the Letter to Shareholders that reflect projections or expectations for future financial or economic performance of the Funds and the market in general and statements of the Funds’ plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed, or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to factors noted with such forward-looking statements, include, without limitation, general economic conditions, such as inflation, recession, and interest rates. Past performance is not a guarantee of future results.

3

ALAMBIC SMALL CAP VALUE PLUS FUND
PORTFOLIO INFORMATION
February 28, 2017 (Unaudited)

Sector Diversification (% of Net Assets)

Top 10 Equity Holdings

Security Description	% of Net Assets
MSG Networks, Inc. - Class A	2.0%
Greif, Inc. - Class A	1.6%
AngioDynamics, Inc.	1.4%
YRC Worldwide, Inc.	1.4%
SpartanNash Company	1.4%
Cohu, Inc.	1.4%
Progress Software Corporation	1.2%
Knowles Corporation	1.1%
Armstrong Flooring, Inc.	1.1%
Teradyne, Inc.	1.1%

4

ALAMBIC SMALL CAP GROWTH PLUS FUND
PORTFOLIO INFORMATION
February 28, 2017 (Unaudited)

Sector Diversification (% of Net Assets)

Top 10 Equity Holdings

Security Description	% of Net Assets
Scientific Games Corporation - Class A	2.0%
Potbelly Corporation	1.9%
Unisys Corporation	1.7%
Chase Corporation	1.7%
Prestige Brands Holdings, Inc.	1.7%
Kimball International, Inc. - Class B	1.5%
Chico's FAS, Inc.	1.5%
Ironwood Pharmaceuticals, Inc.	1.5%
MSG Networks, Inc. - Class A	1.4%
American Axle & Manufacturing Holdings, Inc.	1.3%

5

ALAMBIC MID CAP VALUE PLUS FUND
PORTFOLIO INFORMATION
February 28, 2017 (Unaudited)

Sector Diversification (% of Net Assets)

Top 10 Equity Holdings

Security Description	% of Net Assets
Staples, Inc.	2.0%
Archer-Daniels-Midland Company	1.6%
Baxter International, Inc.	1.6%
Computer Sciences Corporation	1.5%
CenturyLink, Inc.	1.4%
AptarGroup, Inc.	1.4%
Greif, Inc. - Class A	1.3%
Bunge Ltd.	1.3%
Huntsman Corporation	1.3%
Carlisle Companies, Inc.	1.2%

6

ALAMBIC MID CAP GROWTH PLUS FUND
PORTFOLIO INFORMATION
February 28, 2017 (Unaudited)

Sector Diversification (% of Net Assets)

Top 10 Equity Holdings

Security Description	% of Net Assets
Booz Allen Hamilton Holding Corporation	1.4%
Discovery Communications, Inc. - Series A	1.3%
Huntsman Corporation	1.2%
Carlisle Companies, Inc.	1.1%
Hanesbrands, Inc.	1.1%
Dr Pepper Snapple Group, Inc.	1.1%
ResMed, Inc.	1.1%
Jacobs Engineering Group, Inc.	1.1%
Cognizant Technology Solutions Corporation - Class A	1.0%
MasTec, Inc.	0.9%

7

ALAMBIC SMALL CAP VALUE PLUS FUND SCHEDULE OF INVESTMENTS February 28, 2017 (Unaudited)
COMMON STOCKS — 95.5%	Shares	Value
Consumer Discretionary — 16.9%
Auto Components — 0.6%
Tower International, Inc.	600	$16,590

Diversified Consumer Services — 2.3%
American Public Education, Inc. (a)	300	7,245
Ascent Capital Group, Inc. - Class A (a)	1,200	19,260
Bridgepoint Education, Inc. (a)	1,600	14,928
Career Education Corporation (a)	1,500	12,495
K12, Inc. (a)	700	12,502
		66,430
Hotels, Restaurants & Leisure — 2.3%
Golden Entertainment, Inc.	800	9,480
Monarch Casino & Resort, Inc. (a)	700	17,836
Potbelly Corporation (a)	400	5,220
RCI Hospitality Holdings, Inc.	200	3,406
Red Lion Hotels Corporation (a)	1,100	8,195
Scientific Games Corporation - Class A (a)	200	4,130
Speedway Motorsports, Inc.	800	17,056
		65,323
Household Durables — 2.0%
Bassett Furniture Industries, Inc.	300	8,205
CSS Industries, Inc.	300	7,374
Flexsteel Industries, Inc.	300	15,084
Hooker Furniture Corporation	200	6,600
Hovnanian Enterprises, Inc. - Class A (a)	700	1,659
Libbey, Inc.	200	2,800
ZAGG, Inc. (a)	2,700	16,335
		58,057
Internet & Direct Marketing Retail — 0.3%
RetailMeNot, Inc. (a)	1,000	8,950

Media — 3.8%
Lee Enterprises, Inc. (a)	3,300	8,580
MSG Networks, Inc. - Class A (a)	2,600	56,680
TEGNA, Inc.	900	23,067
Time, Inc.	900	15,795
Townsquare Media, Inc. - Class A (a)	240	2,609
		106,731
Multi-Line Retail — 0.1%
Tuesday Morning Corporation (a)	1,100	4,015

8

See accompanying notes to financial statements.

ALAMBIC SMALL CAP VALUE PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 95.5% (Continued)	Shares	Value
Consumer Discretionary — 16.9% (Continued)
Specialty Retail — 4.6%
Aaron’s, Inc.	1,100	$30,008
Barnes & Noble Education, Inc. (a)	1,400	13,440
Big 5 Sporting Goods Corporation	300	4,035
Haverty Furniture Companies, Inc.	700	16,240
Office Depot, Inc.	1,300	5,421
Rent-A-Center, Inc.	1,000	8,670
Shoe Carnival, Inc.	403	10,212
Tilly’s, Inc. - Class A	2,405	26,527
West Marine, Inc. (a)	14	129
Zumiez, Inc. (a)	700	14,280
		128,962
Textiles, Apparel & Luxury Goods — 0.9%
Deckers Outdoor Corporation (a)	100	5,283
Movado Group, Inc.	800	19,400
		24,683
Consumer Staples — 5.7%
Food & Staples Retailing — 2.9%
Natural Grocers by Vitamin Cottage, Inc. (a)	200	2,414
SpartanNash Company	1,100	38,390
Village Super Market, Inc. - Class A	1,000	29,610
Weis Markets, Inc.	200	12,000
		82,414
Food Products — 1.4%
Dean Foods Company	800	14,592
John B. Sanfilippo & Son, Inc.	150	9,210
Omega Protein Corporation	600	15,270
		39,072
Household Products — 0.4%
Energizer Holdings, Inc.	200	10,972

Personal Products — 0.5%
Avon Products, Inc. (a)	2,900	12,760

Tobacco — 0.5%
Universal Corporation	230	15,571

Energy — 4.1%
Energy Equipment & Services — 1.5%
Archrock, Inc.	264	3,603
Gulf Island Fabrication, Inc.	600	6,840
Matrix Service Company (a)	600	9,720

9

See accompanying notes to financial statements.

ALAMBIC SMALL CAP VALUE PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 95.5% (Continued)	Shares	Value
Energy — 4.1% (Continued)
Energy Equipment & Services — 1.5% (Continued)
Natural Gas Services Group, Inc. (a)	200	$5,210
Oceaneering International, Inc.	100	2,832
RigNet, Inc. (a)	500	8,825
Unit Corporation (a)	200	5,428
		42,458
Oil, Gas & Consumable Fuels — 2.6%
HollyFrontier Corporation	200	5,856
Midstates Petroleum Company, Inc. (a)	300	5,979
Northern Oil and Gas, Inc. (a)	1,900	5,700
Overseas Shipholding Group, Inc. - Class A	891	4,455
Renewable Energy Group, Inc. (a)	1,346	11,980
REX American Resources Corporation (a)	320	26,630
W&T Offshore, Inc. (a)	1,900	4,769
Western Refining, Inc.	200	7,304
		72,673
Financials — 18.6%
Banks — 15.9%
Associated Banc-Corp	200	5,150
BancorpSouth, Inc.	500	15,500
Bank of Hawaii Corporation	40	3,378
Banner Corporation	50	2,906
Cathay General Bancorp	300	11,784
Citigroup, Inc.	150	8,971
Columbia Banking System, Inc.	350	13,961
Community Bank System, Inc.	100	5,941
CVB Financial Corporation	400	9,500
East West Bancorp, Inc.	100	5,412
F.N.B. Corporation	500	7,785
First BanCorp (a)	900	5,742
First Citizens BancShares, Inc. - Class A	30	10,689
First Hawaiian, Inc.	100	3,168
First Horizon National Corporation	800	15,952
First Interstate BancSystem, Inc. - Class A	50	2,192
First Midwest Bancorp, Inc.	200	4,886
Fulton Financial Corporation	600	11,475
Glacier Bancorp, Inc.	200	7,384
Great Western Bancorp, Inc.	150	6,411
Hancock Holding Company	250	11,862
Hilltop Holdings, Inc.	500	14,190
Hope Bancorp, Inc.	700	14,980
Huntington Bancshares, Inc.	604	8,541

10

See accompanying notes to financial statements.

ALAMBIC SMALL CAP VALUE PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 95.5% (Continued)	Shares	Value
Financials — 18.6% (Continued)
Banks — 15.9% (Continued)
IBERIABANK Corporation	150	$12,713
International Bancshares Corporation	150	5,708
Investors Bancorp, Inc.	100	1,463
LegacyTexas Financial Group, Inc.	200	8,518
MB Financial, Inc.	300	13,506
NBT Bancorp, Inc.	100	4,038
Old National Bancorp	400	7,340
PacWest Bancorp	150	8,265
Pinnacle Financial Partners, Inc.	50	3,470
Popular, Inc.	100	4,406
PrivateBancorp, Inc.	250	14,150
Prosperity Bancshares, Inc.	250	18,635
Renasant Corporation	50	2,052
South State Corporation	40	3,580
Sterling Bancorp	500	12,375
Synovus Financial Corporation	250	10,555
TCF Financial Corporation	800	13,920
Texas Capital Bancshares, Inc. (a)	150	13,373
Tompkins Financial Corporation	20	1,794
TowneBank	100	3,255
Trustmark Corporation	200	6,608
UMB Financial Corporation	170	13,399
Umpqua Holdings Corporation	1,000	18,810
United Bankshares, Inc.	50	2,238
Valley National Bancorp	400	4,948
Webster Financial Corporation	350	19,226
Wintrust Financial Corporation	200	14,740
		450,845
Capital Markets — 0.3%
Interactive Brokers Group, Inc. - Class A	100	3,671
Stifel Financial Corporation (a)	100	5,396
		9,067
Insurance — 0.9%
American Equity Investment Life Holding Company	200	5,382
CNO Financial Group, Inc.	700	14,637
Genworth Financial, Inc. - Class A (a)	700	2,863
Kemper Corporation	50	2,122
		25,004
Mortgage Real Estate Investment Trusts (REITs) — 1.3%
Altisource Residential Corporation	100	1,342
Ladder Capital Corporation	700	10,101

11

See accompanying notes to financial statements.

ALAMBIC SMALL CAP VALUE PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 95.5% (Continued)	Shares	Value
Financials — 18.6% (Continued)
Mortgage Real Estate Investment Trusts (REITs) — 1.3% (Continued)
MFA Financial, Inc.	600	$4,812
New Residential Investment Corporation	500	8,435
Starwood Property Trust, Inc.	500	11,430
		36,120
Thrifts & Mortgage Finance — 0.2%
Radian Group, Inc.	300	5,583

Health Care — 6.8%
Biotechnology — 1.9%
Acorda Therapeutics, Inc. (a)	500	13,225
Array BioPharma, Inc. (a)	1,300	14,950
Coherus Biosciences, Inc. (a)	400	9,440
Exelixis, Inc. (a)	100	2,153
Retrophin, Inc. (a)	400	8,508
Versartis, Inc. (a)	300	6,555
		54,831
Health Care Equipment & Supplies — 3.6%
AngioDynamics, Inc. (a)	2,400	39,240
CONMED Corporation	250	10,405
Halyard Health, Inc. (a)	700	27,342
Invacare Corporation	1,100	13,310
Lantheus Holdings, Inc. (a)	800	10,240
		100,537
Health Care Providers & Services — 0.4%
Five Star Quality Care, Inc. (a)	1,700	3,910
National HealthCare Corporation	50	3,731
Tivity Health, Inc. (a)	100	2,890
		10,531
Health Care Technology — 0.7%
Allscripts Healthcare Solutions, Inc. (a)	1,400	17,052
Quality Systems, Inc. (a)	200	3,052
		20,104
Pharmaceuticals — 0.2%
Prestige Brands Holdings, Inc. (a)	100	5,662

Industrials — 18.1%
Aerospace & Defense — 2.6%
AAR Corporation	100	3,442
Moog, Inc. - Class A (a)	400	27,032
National Presto Industries, Inc.	300	29,880

12

See accompanying notes to financial statements.

ALAMBIC SMALL CAP VALUE PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 95.5% (Continued)	Shares	Value
Industrials — 18.1% (Continued)
Aerospace & Defense — 2.6% (Continued)
Triumph Group, Inc.	300	$8,340
Vectrus, Inc. (a)	200	4,842
		73,536
Air Freight & Logistics — 0.6%
Park-Ohio Holdings Corporation	400	17,860

Building Products — 2.5%
Armstrong Flooring, Inc. (a)	1,500	32,055
Continental Building Products, Inc. (a)	200	4,890
Ply Gem Holdings, Inc. (a)	1,500	26,100
Quanex Building Products Corporation	400	7,820
		70,865
Commercial Services & Supplies — 3.2%
ACCO Brands Corporation (a)	800	10,720
ARC Document Solutions, Inc. (a)	1,580	6,352
Ennis, Inc.	1,700	27,795
Essendant, Inc.	1,500	23,895
Quad/Graphics, Inc.	700	19,005
West Corporation	100	2,391
		90,158
Construction & Engineering — 1.1%
Goldfield Corporation (The) (a)	612	4,437
Sterling Construction Company, Inc. (a)	1,900	17,081
Tutor Perini Corporation (a)	300	9,135
		30,653
Electrical Equipment — 0.1%
Atkore International Group, Inc. (a)	100	2,622
General Cable Corporation	100	1,670
		4,292
Machinery — 4.1%
Alamo Group, Inc.	240	18,036
Chart Industries, Inc. (a)	100	3,559
Columbus McKinnon Corporation	200	5,162
Commercial Vehicle Group, Inc. (a)	2,100	13,230
FreightCar America, Inc.	1,000	13,710
Gencor Industries, Inc. (a)	650	9,262
Harsco Corporation (a)	300	4,230
Hurco Companies, Inc.	300	8,250
Meritor, Inc. (a)	300	4,905
Navistar International Corporation (a)	900	24,327
Supreme Industries, Inc. - Class A	300	5,865

13

See accompanying notes to financial statements.

ALAMBIC SMALL CAP VALUE PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 95.5% (Continued)	Shares	Value
Industrials — 18.1% (Continued)
Machinery — 4.1% (Continued)
Wabash National Corporation	300	$6,345
		116,881
Professional Services — 1.5%
Acacia Research Corporation (a)	3,500	20,475
Heidrick & Struggles International, Inc.	300	7,335
RPX Corporation (a)	600	6,450
TrueBlue, Inc. (a)	300	7,785
		42,045
Road & Rail — 2.3%
ArcBest Corporation	900	26,415
YRC Worldwide, Inc. (a)	3,000	38,520
		64,935
Trading Companies & Distributors — 0.1%
Veritiv Corporation (a)	50	2,783

Information Technology — 14.8%
Communications Equipment — 1.8%
ARRIS International plc (a)	100	2,580
Bel Fuse, Inc. - Class B	1,000	26,100
Digi International, Inc. (a)	846	10,406
KVH Industries, Inc. (a)	700	7,035
Sonus Networks, Inc. (a)	600	3,540
		49,661
Electronic Equipment, Instruments & Components — 2.3%
Control4 Corporation (a)	600	8,958
Insight Enterprises, Inc. (a)	300	12,708
Knowles Corporation (a)	1,700	32,181
PC Connection, Inc.	100	2,676
TTM Technologies, Inc. (a)	500	8,080
		64,603
Internet Software & Services — 0.4%
Autobytel, Inc. (a)	576	7,200
Limelight Networks, Inc. (a)	1,893	4,259
MeetMe, Inc. (a)	100	483
		11,942
IT Services — 2.1%
Convergys Corporation	300	6,564
Everi Holdings, Inc. (a)	3,500	11,375
NeuStar, Inc. - Class A (a)	400	13,260
Unisys Corporation (a)	2,100	29,190
		60,389

14

See accompanying notes to financial statements.

ALAMBIC SMALL CAP VALUE PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 95.5% (Continued)	Shares	Value
Information Technology — 14.8% (Continued)
Semiconductors & Semiconductor Equipment — 6.0%
Cohu, Inc.	2,300	$38,295
IXYS Corporation	1,900	23,465
Kopin Corporation (a)	1,100	3,883
Photronics, Inc. (a)	1,200	12,840
Rambus, Inc. (a)	300	3,768
Rudolph Technologies, Inc. (a)	600	12,900
Sigma Designs, Inc. (a)	4,700	27,495
Teradyne, Inc.	1,100	31,284
Xcerra Corporation (a)	2,000	17,480
		171,410
Software — 2.2%
Jive Software, Inc. (a)	1,256	5,527
Progress Software Corporation	1,200	34,416
QAD, Inc. - Class A	823	22,591
		62,534
Materials — 8.6%
Chemicals — 3.5%
Cabot Corporation	300	17,394
Codexis, Inc. (a)	1,700	6,970
Core Molding Technologies, Inc. (a)	200	3,238
Huntsman Corporation	100	2,260
Koppers Holdings, Inc. (a)	100	4,385
OMNOVA Solutions, Inc. (a)	2,030	18,778
Rayonier Advanced Materials, Inc.	300	3,978
Stepan Company	400	30,244
Tredegar Corporation	600	11,400
		98,647
Construction Materials — 0.6%
United States Lime & Minerals, Inc.	240	18,278

Containers & Packaging — 2.4%
Greif, Inc. - Class A	800	45,624
UFP Technologies, Inc. (a)	900	21,600
		67,224
Metals & Mining — 1.8%
AK Steel Holding Corporation (a)	1,900	15,827
Cliffs Natural Resources, Inc. (a)	800	8,528
Materion Corporation	650	22,652
Schnitzer Steel Industries, Inc. - Class A	200	4,760
		51,767

15

See accompanying notes to financial statements.

ALAMBIC SMALL CAP VALUE PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 95.5% (Continued)	Shares	Value
Materials — 8.6% (Continued)
Paper & Forest Products — 0.3%
Domtar Corporation	200	$7,618

Real Estate — 0.8%
Equity Real Estate Investment Trusts (REITs) — 0.8%
Cousins Properties, Inc.	200	1,710
LaSalle Hotel Properties	100	2,890
Monogram Residential Trust, Inc.	200	2,058
Pebblebrook Hotel Trust	100	2,875
RLJ Lodging Trust	200	4,552
Sunstone Hotel Investors, Inc.	300	4,425
Uniti Group, Inc.	100	2,897
		21,407
Telecommunication Services — 1.1%
Diversified Telecommunication Services — 0.6%
CenturyLink, Inc.	700	16,982

Wireless Telecommunication Services — 0.5%
United States Cellular Corporation (a)	400	14,956

Total Common Stocks (Cost $2,205,774)		$2,705,371

RIGHTS — 0.0%	Shares	Value
Media General, Inc. - CVR (b) (Cost $0)	100	$0

Total Investments at Value — 95.5% (Cost $2,205,774)		$2,705,371

Other Assets in Excess of Liabilities — 4.5%		128,048

Net Assets — 100.0%		$2,833,419

CVR - Contingent Value Right.
(a)	Non-income producing security.
(b)

Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total value of such securities is $0 at February 28, 2017, representing 0.0% of net assets (Note 2).

16

See accompanying notes to financial statements.

ALAMBIC SMALL CAP GROWTH PLUS FUND SCHEDULE OF INVESTMENTS February 28, 2017 (Unaudited)
COMMON STOCKS — 95.4%	Shares	Value
Consumer Discretionary — 16.8%
Auto Components — 1.4%
American Axle & Manufacturing Holdings, Inc. (a)	1,700	$33,694
Metaldyne Performance Group, Inc.	100	2,330
		36,024
Diversified Consumer Services — 0.8%
Ascent Capital Group, Inc. - Class A (a)	600	9,630
Bridgepoint Education, Inc. (a)	870	8,117
Career Education Corporation (a)	300	2,499
K12, Inc. (a)	100	1,786
		22,032
Hotels, Restaurants & Leisure — 6.4%
Bloomin' Brands, Inc.	700	11,963
Bojangles', Inc. (a)	700	14,735
Eldorado Resorts, Inc. (a)	700	11,410
Isle of Capri Casinos, Inc. (a)	300	7,287
Nathan's Famous, Inc. (a)	58	3,596
Potbelly Corporation (a)	3,800	49,590
RCI Hospitality Holdings, Inc.	300	5,109
Scientific Games Corporation - Class A (a)	2,500	51,625
SeaWorld Entertainment, Inc.	300	5,781
Speedway Motorsports, Inc.	100	2,132
		163,228
Household Durables — 0.7%
Bassett Furniture Industries, Inc.	100	2,735
Hooker Furniture Corporation	200	6,600
ZAGG, Inc. (a)	1,300	7,865
		17,200
Internet & Direct Marketing Retail — 2.1%
Nutrisystem, Inc.	700	32,550
Shutterfly, Inc. (a)	450	20,421
		52,971
Media — 2.4%
DISH Network Corporation - Class A (a)	50	3,100
Lee Enterprises, Inc. (a)	3,200	8,320
MSG Networks, Inc. - Class A (a)	1,700	37,060
TEGNA, Inc.	200	5,126
tronc, Inc. (a)	500	7,300
		60,906
Multi-Line Retail — 0.1%
Tuesday Morning Corporation (a)	600	2,190

17

See accompanying notes to financial statements.

ALAMBIC SMALL CAP GROWTH PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 95.4% (Continued)	Shares	Value
Consumer Discretionary — 16.8% (Continued)
Specialty Retail — 2.4%
Chico's FAS, Inc.	2,575	$37,286
Haverty Furniture Companies, Inc.	500	11,600
Select Comfort Corporation (a)	100	2,349
Tilly's, Inc. - Class A	1,046	11,538
		62,773
Textiles, Apparel & Luxury Goods — 0.5%
Columbia Sportswear Company	150	8,241
G-III Apparel Group Ltd. (a)	100	2,573
Vera Bradley, Inc. (a)	100	1,046
		11,860
Consumer Staples — 3.3%
Food & Staples Retailing — 0.8%
Chefs' Warehouse, Inc. (The) (a)	400	5,600
Natural Grocers by Vitamin Cottage, Inc. (a)	400	4,828
SpartanNash Company	150	5,235
Weis Markets, Inc.	100	6,000
		21,663
Food Products — 1.2%
Dean Foods Company	900	16,416
Omega Protein Corporation	100	2,545
Tootsie Roll Industries, Inc.	300	11,745
		30,706
Household Products — 0.8%
Energizer Holdings, Inc.	50	2,743
HRG Group, Inc. (a)	1,000	18,380
		21,123
Personal Products — 0.5%
Avon Products, Inc. (a)	700	3,080
Medifast, Inc.	200	8,968
		12,048
Energy — 0.8%
Energy Equipment & Services — 0.3%
Gulf Island Fabrication, Inc.	600	6,840
RigNet, Inc. (a)	100	1,765
		8,605
Oil, Gas & Consumable Fuels — 0.5%
Carrizo Oil & Gas, Inc. (a)	100	3,255
Midstates Petroleum Company, Inc. (a)	400	7,972
Southwestern Energy Company (a)	100	751
		11,978

18

See accompanying notes to financial statements.

ALAMBIC SMALL CAP GROWTH PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 95.4% (Continued)	Shares	Value
Financials — 0.4%
Capital Markets — 0.1%
Charles Schwab Corporation (The)	100	$4,041

Consumer Finance — 0.3%
LendingClub Corporation (a)	1,300	6,942

Health Care — 22.7%
Biotechnology — 9.3%
AbbVie, Inc.	270	16,697
Acorda Therapeutics, Inc. (a)	400	10,580
Aevi Genomic Medicine, Inc (a)	359	1,684
Arena Pharmaceuticals, Inc. (a)	2,200	3,476
Biogen, Inc. (a)	20	5,772
BioSpecifics Technologies Corporation (a)	50	2,643
Celgene Corporation (a)	80	9,881
Coherus Biosciences, Inc. (a)	1,200	28,320
Cytokinetics, Inc. (a)	500	5,300
Exelixis, Inc. (a)	600	12,918
FibroGen, Inc. (a)	200	5,000
Genomic Health, Inc. (a)	400	12,076
Halozyme Therapeutics, Inc. (a)	1,300	16,666
Ironwood Pharmaceuticals, Inc. (a)	2,200	37,158
Lexicon Pharmaceuticals, Inc. (a)	200	3,210
Myriad Genetics, Inc. (a)	600	11,658
Pfenex, Inc. (a)	700	5,061
Progenics Pharmaceuticals, Inc. (a)	1,400	15,736
SciClone Pharmaceuticals, Inc. (a)	700	6,930
Seattle Genetics, Inc. (a)	110	7,221
Synergy Pharmaceuticals, Inc. (a)	300	1,737
TESARO, Inc. (a)	40	7,535
Versartis, Inc. (a)	300	6,555
Vertex Pharmaceuticals, Inc. (a)	40	3,625
		237,439
Health Care Equipment & Supplies — 4.3%
Accuray, Inc. (a)	4,624	23,814
AngioDynamics, Inc. (a)	600	9,810
FONAR Corporation (a)	100	1,850
Halyard Health, Inc. (a)	200	7,812
Hill-Rom Holdings, Inc.	460	30,567
Hologic, Inc. (a)	350	14,203
Insulet Corporation (a)	50	2,178

19

See accompanying notes to financial statements.

ALAMBIC SMALL CAP GROWTH PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 95.4% (Continued)	Shares	Value
Health Care — 22.7% (Continued)
Health Care Equipment & Supplies — 4.3% (Continued)
Lantheus Holdings, Inc. (a)	623	$7,974
Natus Medical, Inc. (a)	300	11,107
		109,315
Health Care Providers & Services — 2.8%
Civitas Solutions, Inc. (a)	300	5,550
Cross Country Healthcare, Inc. (a)	100	1,547
Express Scripts Holding Company (a)	280	19,782
Five Star Quality Care, Inc. (a)	1,800	4,140
HMS Holdings Corporation (a)	700	13,041
Magellan Health, Inc. (a)	220	15,213
National Research Corporation - Class A	367	6,845
Quorum Health Corporation (a)	700	5,985
		72,103
Health Care Technology — 1.4%
HealthStream, Inc. (a)	100	2,447
Quality Systems, Inc. (a)	2,200	33,572
		36,019
Life Sciences Tools & Services — 1.7%
Bruker Corporation	800	19,320
Charles River Laboratories International, Inc. (a)	80	6,958
INC Research Holdings, Inc. - Class A (a)	400	17,460
		43,738
Pharmaceuticals — 3.2%
Akorn, Inc. (a)	300	6,243
Corcept Therapeutics, Inc. (a)	2,100	18,879
Depomed, Inc. (a)	200	3,278
Nektar Therapeutics (a)	100	1,308
Phibro Animal Health Corporation - Class A	300	8,355
Prestige Brands Holdings, Inc. (a)	750	42,465
		80,528
Industrials — 19.4%
Aerospace & Defense — 1.7%
AdvanSix, Inc. (a)	100	2,728
Astronics Corporation (a)	200	6,702
Moog, Inc. - Class A (a)	150	10,137
National Presto Industries, Inc.	180	17,928
Vectrus, Inc. (a)	200	4,842
		42,337
Air Freight & Logistics — 0.1%
Park-Ohio Holdings Corporation	50	2,233

20

See accompanying notes to financial statements.

ALAMBIC SMALL CAP GROWTH PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 95.4% (Continued)	Shares	Value
Industrials — 19.4% (Continued)
Airlines — 0.7%
Hawaiian Holdings, Inc. (a)	350	$17,027

Building Products — 2.7%
American Woodmark Corporation (a)	40	3,458
Armstrong Flooring, Inc. (a)	700	14,959
Builders FirstSource, Inc. (a)	300	3,882
Continental Building Products, Inc. (a)	300	7,335
NCI Building Systems, Inc. (a)	383	6,128
PGT Innovations, Inc. (a)	300	3,015
Ply Gem Holdings, Inc. (a)	1,800	31,320
		70,097
Commercial Services & Supplies — 3.7%
Brady Corporation - Class A	250	9,563
Deluxe Corporation	220	16,190
Ennis, Inc.	800	13,080
Kimball International, Inc. - Class B	2,351	38,556
SP Plus Corporation (a)	400	12,900
Steelcase, Inc. - Class A	300	4,800
		95,089
Construction & Engineering — 1.9%
Argan, Inc.	100	6,890
MasTec, Inc. (a)	600	23,550
Sterling Construction Company, Inc. (a)	1,900	17,081
		47,521
Electrical Equipment — 1.8%
Allied Motion Technologies, Inc.	200	4,830
Belden, Inc.	120	8,478
General Cable Corporation	1,930	32,231
		45,539
Machinery — 3.5%
Alamo Group, Inc.	20	1,503
Altra Industrial Motion Corporation	300	11,655
Commercial Vehicle Group, Inc. (a)	2,552	16,078
Gencor Industries, Inc. (a)	250	3,562
Global Brass & Copper Holdings, Inc.	600	20,190
Hillenbrand, Inc.	200	7,270
Navistar International Corporation (a)	700	18,921
Supreme Industries, Inc. - Class A	600	11,730
		90,909

21

See accompanying notes to financial statements.

ALAMBIC SMALL CAP GROWTH PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 95.4% (Continued)	Shares	Value
Industrials — 19.4% (Continued)
Professional Services — 0.7%
Acacia Research Corporation (a)	2,000	$11,700
GP Strategies Corporation (a)	100	2,465
On Assignment, Inc. (a)	100	4,719
		18,884
Road & Rail — 1.6%
Avis Budget Group, Inc. (a)	100	3,458
Heartland Express, Inc.	400	8,296
Swift Transportation Company (a)	500	10,860
YRC Worldwide, Inc. (a)	1,500	19,260
		41,874
Trading Companies & Distributors — 1.0%
H&E Equipment Services, Inc.	500	13,120
HD Supply Holdings, Inc. (a)	200	8,600
Lawson Products, Inc. (a)	100	2,765
		24,485
Information Technology — 24.5%
Communications Equipment — 1.2%
ARRIS International plc (a)	150	3,870
Digi International, Inc. (a)	500	6,150
Extreme Networks, Inc. (a)	900	5,625
InterDigital, Inc.	20	1,681
NETGEAR, Inc. (a)	50	2,740
Sonus Networks, Inc. (a)	1,500	8,850
		28,916
Electronic Equipment, Instruments & Components — 0.9%
Itron, Inc. (a)	50	3,235
KEMET Corporation (a)	200	2,166
Knowles Corporation (a)	600	11,358
Methode Electronics, Inc.	150	6,225
		22,984
Internet Software & Services — 5.0%
Angie's List, Inc. (a)	1,000	5,330
Carbonite, Inc. (a)	200	3,890
Care.com, Inc. (a)	1,000	10,200
ChannelAdvisor Corporation (a)	1,000	10,750
DHI Group, Inc. (a)	548	2,712
Endurance International Group Holdings, Inc. (a)	3,300	28,050
GTT Communications, Inc. (a)	300	8,370
MeetMe, Inc. (a)	2,200	10,626
NIC, Inc.	400	8,440
Quotient Technology, Inc. (a)	600	7,140

22

See accompanying notes to financial statements.

ALAMBIC SMALL CAP GROWTH PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 95.4% (Continued)	Shares	Value
Information Technology — 24.5% (Continued)
Internet Software & Services — 5.0% (Continued)
Web.com Group, Inc. (a)	700	$13,475
XO Group, Inc. (a)	1,000	18,430
		127,413
IT Services — 5.1%
Cardtronics plc - Class A (a)	150	6,612
CSG Systems International, Inc.	400	15,764
Everi Holdings, Inc. (a)	3,400	11,050
EVERTEC, Inc.	100	1,685
Lionbridge Technologies, Inc. (a)	1,147	6,595
MAXIMUS, Inc.	100	5,967
Science Applications International Corporation	20	1,740
Syntel, Inc.	700	12,383
TeleTech Holdings, Inc.	200	6,060
Teradata Corporation (a)	650	20,215
Unisys Corporation (a)	3,100	43,090
		131,161
Semiconductors & Semiconductor Equipment — 5.1%
AXT, Inc. (a)	700	4,970
Cirrus Logic, Inc. (a)	550	29,744
Cohu, Inc.	800	13,320
Entegris, Inc. (a)	100	2,120
IXYS Corporation	600	7,410
MaxLinear, Inc. - Class A (a)	300	7,812
Microsemi Corporation (a)	250	12,955
Nanometrics, Inc. (a)	100	2,721
Semtech Corporation (a)	300	10,035
Sigma Designs, Inc. (a)	600	3,510
Synaptics, Inc. (a)	550	29,232
Teradyne, Inc.	100	2,844
Xcerra Corporation (a)	500	4,370
		131,043
Software — 6.3%
A10 Networks, Inc. (a)	1,100	10,406
American Software, Inc. - Class A	3,000	31,020
Aspen Technology, Inc. (a)	500	29,070
Barracuda Networks, Inc. (a)	300	7,098
Blackbaud, Inc.	50	3,576
Fair Isaac Corporation	40	5,203
Jive Software, Inc. (a)	6,421	28,252
Manhattan Associates, Inc. (a)	250	12,537
Monotype Imaging Holdings, Inc.	100	2,015

23

See accompanying notes to financial statements.

ALAMBIC SMALL CAP GROWTH PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 95.4% (Continued)	Shares	Value
Information Technology — 24.5% (Continued)
Software — 6.3% (Continued)
Nuance Communications, Inc. (a)	500	$8,515
Progress Software Corporation	600	17,208
VASCO Data Security International, Inc. (a)	500	6,500
		161,400
Technology Hardware, Storage & Peripherals — 0.9%
Avid Technology, Inc. (a)	500	2,810
Cray, Inc. (a)	300	6,255
NCR Corporation (a)	300	14,421
		23,486
Materials — 6.9%
Chemicals — 5.1%
Chase Corporation	470	42,981
Chemours Company (The)	300	10,098
Codexis, Inc. (a)	300	1,230
Core Molding Technologies, Inc. (a)	100	1,619
H.B. Fuller Company	50	2,470
Koppers Holdings, Inc. (a)	150	6,578
OMNOVA Solutions, Inc. (a)	2,311	21,377
PolyOne Corporation	250	8,420
Rayonier Advanced Materials, Inc.	478	6,338
Stepan Company	20	1,512
Trinseo S.A.	390	26,969
		129,592
Construction Materials — 0.6%
Summit Materials, Inc. - Class A (a)	200	4,778
United States Lime & Minerals, Inc.	60	4,570
US Concrete, Inc. (a)	100	6,300
		15,648
Containers & Packaging — 1.0%
Berry Plastics Group, Inc. (a)	135	6,795
Greif, Inc. - Class A	250	14,257
Multi Packaging Solutions International Ltd. (a)	200	3,564
Owens-Illinois, Inc. (a)	100	1,980
		26,596
Metals & Mining — 0.2%
Materion Corporation	150	5,227

24

See accompanying notes to financial statements.

ALAMBIC SMALL CAP GROWTH PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 95.4% (Continued)	Shares	Value
Telecommunication Services — 0.6%
Diversified Telecommunication Services — 0.6%
FairPoint Communications, Inc. (a)	200	$3,170
Windstream Holdings, Inc.	1,472	10,999
		14,169

Total Investments at Value — 95.4% (Cost $1,995,947)		$2,439,062

Other Assets in Excess of Liabilities — 4.6%		118,253

Net Assets — 100.0%		$2,557,315

(a)	Non-income producing security.

25

See accompanying notes to financial statements.

ALAMBIC MID CAP VALUE PLUS FUND SCHEDULE OF INVESTMENTS February 28, 2017 (Unaudited)
COMMON STOCKS — 86.8%	Shares	Value
Consumer Discretionary — 16.3%
Auto Components — 1.1%
BorgWarner, Inc.	60	$2,532
Goodyear Tire & Rubber Company (The)	140	4,907
		7,439
Automobiles — 0.9%
Ford Motor Company	180	2,256
General Motors Company	60	2,210
Thor Industries, Inc.	15	1,662
		6,128
Hotels, Restaurants & Leisure — 0.4%
Aramark	80	2,859

Household Durables — 1.9%
CalAtlantic Group, Inc.	120	4,240
NVR, Inc. (a)	1	1,935
PulteGroup, Inc.	200	4,410
Whirlpool Corporation	14	2,500
		13,085
Internet & Direct Marketing Retail — 0.5%
Liberty Interactive Corporation QVC Group - Series A (a)	180	3,398

Media — 5.2%
Discovery Communications, Inc. - Series A (a)	200	5,752
Meredith Corporation	90	5,643
New York Times Company (The) - Class A	350	5,040
News Corporation - Class A	500	6,410
Regal Entertainment Group - Class A	220	4,747
TEGNA, Inc.	320	8,202
		35,794
Multi-Line Retail — 1.3%
Kohl's Corporation	80	3,410
Macy's, Inc.	170	5,647
		9,057
Specialty Retail — 3.8%
Aaron's, Inc.	210	5,729
Best Buy Company, Inc.	60	2,648
Gap, Inc. (The)	140	3,475
Staples, Inc.	1,550	13,934
		25,786

26

See accompanying notes to financial statements.

ALAMBIC MID CAP VALUE PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 86.8% (Continued)	Shares	Value
Consumer Discretionary — 16.3% (Continued)
Textiles, Apparel & Luxury Goods — 1.2%
Coach, Inc.	40	$1,524
Columbia Sportswear Company	45	2,472
PVH Corporation	20	1,832
Ralph Lauren Corporation	25	1,983
		7,811
Consumer Staples — 7.2%
Food & Staples Retailing — 0.7%
Whole Foods Market, Inc.	160	4,907

Food Products — 6.0%
Archer-Daniels-Midland Company	230	10,803
Bunge Ltd.	110	9,004
Campbell Soup Company	50	2,967
Conagra Brands, Inc.	60	2,473
Ingredion, Inc.	5	604
J.M. Smucker Company (The)	53	7,512
Seaboard Corporation	1	3,632
Tyson Foods, Inc. - Class A	60	3,754
		40,749
Household Products — 0.5%
Energizer Holdings, Inc.	60	3,292

Energy — 4.8%
Energy Equipment & Services — 1.1%
Baker Hughes, Inc.	125	7,535

Oil, Gas & Consumable Fuels — 3.7%
Apache Corporation	20	1,052
ConocoPhillips	60	2,854
Devon Energy Corporation	100	4,336
Hess Corporation	20	1,029
HollyFrontier Corporation	110	3,221
Marathon Oil Corporation	150	2,400
Marathon Petroleum Corporation	40	1,984
Murphy Oil Corporation	40	1,132
Newfield Exploration Company (a)	40	1,458
Noble Energy, Inc.	50	1,820
Southwestern Energy Company (a)	200	1,502
Valero Energy Corporation	20	1,359
Williams Companies, Inc. (The)	40	1,134
		25,281

27

See accompanying notes to financial statements.

ALAMBIC MID CAP VALUE PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 86.8% (Continued)	Shares	Value
Financials — 2.4%
Banks — 0.3%
CIT Group, Inc.	40	$1,716

Capital Markets — 1.1%
E*TRADE Financial Corporation (a)	40	1,380
Franklin Resources, Inc.	40	1,722
Northern Trust Corporation	50	4,367
		7,469
Consumer Finance — 0.6%
Navient Corporation	50	770
Synchrony Financial	100	3,624
		4,394
Insurance — 0.4%
Cincinnati Financial Corporation	15	1,095
Principal Financial Group, Inc.	30	1,876
		2,971
Health Care — 11.3%
Biotechnology — 2.5%
AbbVie, Inc.	50	3,092
Exelixis, Inc. (a)	150	3,230
Incyte Corporation (a)	10	1,331
Ionis Pharmaceuticals, Inc. (a)	30	1,493
United Therapeutics Corporation (a)	47	6,943
Vertex Pharmaceuticals, Inc. (a)	15	1,359
		17,448
Health Care Equipment & Supplies — 4.0%
Abbott Laboratories	40	1,803
Baxter International, Inc.	210	10,693
DENTSPLY SIRONA, Inc.	40	2,541
Hill-Rom Holdings, Inc.	60	3,987
Hologic, Inc. (a)	100	4,058
ResMed, Inc.	10	720
Varian Medical Systems, Inc. (a)	15	1,258
Zimmer Biomet Holdings, Inc.	20	2,342
		27,402
Health Care Providers & Services — 1.0%
Brookdale Senior Living, Inc. (a)	100	1,440
Express Scripts Holding Company (a)	25	1,766
Laboratory Corporation of America Holdings (a)	15	2,134
Quest Diagnostics, Inc.	15	1,462
		6,802

28

See accompanying notes to financial statements.

ALAMBIC MID CAP VALUE PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 86.8% (Continued)	Shares	Value
Health Care — 11.3% (Continued)
Health Care Technology — 0.4%
Allscripts Healthcare Solutions, Inc. (a)	200	$2,436

Life Sciences Tools & Services — 2.3%
Agilent Technologies, Inc.	100	5,130
Bruker Corporation	260	6,279
PAREXEL International Corporation (a)	10	647
PerkinElmer, Inc.	65	3,527
		15,583
Pharmaceuticals — 1.1%
Johnson & Johnson	15	1,833
Merck & Company, Inc.	30	1,976
Pfizer, Inc.	50	1,706
Prestige Brands Holdings, Inc. (a)	40	2,265
		7,780
Industrials — 14.2%
Aerospace & Defense — 2.5%
Arconic, Inc.	260	7,485
Moog, Inc. - Class A (a)	25	1,690
Textron, Inc.	170	8,041
		17,216
Air Freight & Logistics — 0.6%
XPO Logistics, Inc. (a)	80	4,079

Airlines — 2.0%
JetBlue Airways Corporation (a)	410	8,184
United Continental Holdings, Inc. (a)	70	5,186
		13,370
Building Products — 0.4%
Owens Corning	50	2,924

Construction & Engineering — 1.6%
Fluor Corporation	20	1,108
Jacobs Engineering Group, Inc.	70	3,949
MasTec, Inc. (a)	30	1,177
Quanta Services, Inc. (a)	120	4,478
		10,712
Industrial Conglomerates — 1.2%
Carlisle Companies, Inc.	82	8,471

29

See accompanying notes to financial statements.

ALAMBIC MID CAP VALUE PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 86.8% (Continued)	Shares	Value
Industrials — 14.2% (Continued)
Machinery — 3.8%
AGCO Corporation	110	$6,701
Colfax Corporation (a)	40	1,522
Crane Company	40	2,892
Cummins, Inc.	16	2,376
PACCAR, Inc.	120	8,017
Parker-Hannifin Corporation	12	1,858
Stanley Black & Decker, Inc.	20	2,543
		25,909
Professional Services — 1.0%
ManpowerGroup, Inc.	70	6,793

Road & Rail — 0.3%
Ryder System, Inc.	30	2,285

Trading Companies & Distributors — 0.8%
United Rentals, Inc. (a)	15	1,920
WESCO International, Inc. (a)	50	3,475
		5,395
Information Technology — 18.4%
Communications Equipment — 2.3%
ARRIS International plc (a)	280	7,224
Harris Corporation	40	4,396
Juniper Networks, Inc.	60	1,680
Motorola Solutions, Inc.	30	2,369
		15,669
Electronic Equipment, Instruments & Components — 2.3%
Avnet, Inc.	100	4,608
Corning, Inc.	120	3,313
Keysight Technologies, Inc. (a)	70	2,632
SYNNEX Corporation	20	2,339
Zebra Technologies Corporation - Class A (a)	30	2,721
		15,613
IT Services — 3.9%
Amdocs Ltd.	50	3,032
Computer Sciences Corporation	150	10,284
CSRA, Inc.	140	4,175
MAXIMUS, Inc.	70	4,177
Teradata Corporation (a)	100	3,110
Xerox Corporation	250	1,860
		26,638

30

See accompanying notes to financial statements.

ALAMBIC MID CAP VALUE PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 86.8% (Continued)	Shares	Value
Information Technology — 18.4% (Continued)
Semiconductors & Semiconductor Equipment — 3.4%
Cirrus Logic, Inc. (a)	70	$3,786
Cree, Inc. (a)	80	2,171
Cypress Semiconductor Corporation	300	3,981
Micron Technology, Inc. (a)	80	1,875
Qorvo, Inc. (a)	30	1,983
QUALCOMM, Inc.	50	2,824
Teradyne, Inc.	220	6,257
		22,877
Software — 5.0%
ANSYS, Inc. (a)	30	3,203
Aspen Technology, Inc. (a)	60	3,488
CA, Inc.	260	8,390
Cadence Design Systems, Inc. (a)	100	3,090
Citrix Systems, Inc. (a)	25	1,974
Nuance Communications, Inc. (a)	320	5,450
Symantec Corporation	60	1,714
Synopsys, Inc. (a)	100	7,144
		34,453
Technology Hardware, Storage & Peripherals — 1.5%
HP, Inc.	180	3,126
Western Digital Corporation	95	7,304
		10,430
Materials — 8.7%
Chemicals — 2.5%
Cabot Corporation	110	6,378
Eastman Chemical Company	25	2,006
Huntsman Corporation	380	8,588
		16,972
Containers & Packaging — 3.6%
AptarGroup, Inc.	130	9,686
Greif, Inc. - Class A	160	9,125
Sonoco Products Company	30	1,599
WestRock Company	80	4,298
		24,708
Metals & Mining — 2.3%
Freeport-McMoRan, Inc. (a)	320	4,288
Reliance Steel & Aluminum Company	60	5,079
Steel Dynamics, Inc.	120	4,392
United States Steel Corporation	50	1,936
		15,695

31

See accompanying notes to financial statements.

ALAMBIC MID CAP VALUE PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 86.8% (Continued)	Shares	Value
Materials — 8.7% (Continued)
Paper & Forest Products — 0.3%
Domtar Corporation	60	$2,286

Real Estate — 0.8%
Equity Real Estate Investment Trusts (REITs) — 0.8%
Duke Realty Corporation	40	1,025
Prologis, Inc.	40	2,042
VEREIT, Inc.	100	907
Weyerhaeuser Company	40	1,349
		5,323
Telecommunication Services — 2.7%
Diversified Telecommunication Services — 1.6%
CenturyLink, Inc.	400	9,704
Frontier Communications Corporation	400	1,172
		10,876
Wireless Telecommunication Services — 1.1%
United States Cellular Corporation (a)	200	7,478

Total Common Stocks (Cost $580,949)		$593,294

RIGHTS — 0.0%	Shares	Value
Media General, Inc. - CVR (b) (Cost $0)	120	$0

Total Investments at Value — 86.8% (Cost $580,949)		$593,294

Other Assets in Excess of Liabilities — 13.2%		90,324

Net Assets — 100.0%		$683,618

CVR - Contingent Value Right.
(a)	Non-income producing security.
(b)

Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total value of such securities is $0 at February 28, 2017, representing 0.0% of net assets (Note 2).

32

See accompanying notes to financial statements.

ALAMBIC MID CAP GROWTH PLUS FUND SCHEDULE OF INVESTMENTS February 28, 2017 (Unaudited)
COMMON STOCKS — 85.0%	Shares	Value
Consumer Discretionary — 11.4%
Automobiles — 1.3%
General Motors Company	80	$2,947
Harley-Davidson, Inc.	50	2,819
Thor Industries, Inc.	35	3,879
		9,645
Distributors — 0.5%
Genuine Parts Company	40	3,828

Hotels, Restaurants & Leisure — 0.9%
Wyndham Worldwide Corporation	80	6,659

Household Durables — 0.8%
NVR, Inc. (a)	2	3,870
Tempur Sealy International, Inc. (a)	40	1,848
		5,718
Internet & Direct Marketing Retail — 0.7%
Expedia, Inc.	25	2,976
Liberty Interactive Corporation QVC Group - Series A (a)	120	2,266
		5,242
Leisure Products — 0.6%
Mattel, Inc.	180	4,631

Media — 2.8%
Cinemark Holdings, Inc.	50	2,094
Discovery Communications, Inc. - Series A (a)	340	9,778
DISH Network Corporation - Class A (a)	20	1,240
News Corporation - Class A	150	1,923
Sinclair Broadcast Group, Inc. - Class A	100	3,990
Viacom, Inc. - Class B	40	1,738
		20,763
Multi-Line Retail — 0.4%
Nordstrom, Inc.	70	3,266

Specialty Retail — 1.1%
Gap, Inc. (The)	160	3,971
Staples, Inc.	450	4,046
		8,017
Textiles, Apparel & Luxury Goods — 2.3%
Carter's, Inc.	15	1,320
Columbia Sportswear Company	70	3,846
Hanesbrands, Inc.	400	8,004

33

See accompanying notes to financial statements.

ALAMBIC MID CAP GROWTH PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 85.0% (Continued)	Shares	Value
Consumer Discretionary — 11.4% (Continued)
Textiles, Apparel & Luxury Goods — 2.3% (Continued)
VF Corporation	70	$3,671
		16,841
Consumer Staples — 8.9%
Beverages — 1.1%
Dr Pepper Snapple Group, Inc.	85	7,942

Food & Staples Retailing — 1.7%
CVS Health Corporation	80	6,447
US Foods Holding Corporation (a)	220	6,061
		12,508
Food Products — 4.5%
Archer-Daniels-Midland Company	30	1,409
Bunge Ltd.	20	1,637
Campbell Soup Company	60	3,561
Conagra Brands, Inc.	80	3,297
General Mills, Inc.	60	3,622
Hershey Company (The)	25	2,709
Hormel Foods Corporation	140	4,935
Ingredion, Inc.	20	2,418
J.M. Smucker Company (The)	25	3,543
Tyson Foods, Inc. - Class A	105	6,569
		33,700
Household Products — 1.6%
Clorox Company (The)	15	2,052
Energizer Holdings, Inc.	40	2,194
HRG Group, Inc. (a)	120	2,206
Kimberly-Clark Corporation	40	5,302
		11,754
Energy — 4.5%
Energy Equipment & Services — 0.3%
Baker Hughes, Inc.	40	2,411

Oil, Gas & Consumable Fuels — 4.2%
Apache Corporation	70	3,681
ConocoPhillips	100	4,757
HollyFrontier Corporation	70	2,049
Murphy Oil Corporation	200	5,658
Newfield Exploration Company (a)	50	1,823
ONEOK, Inc.	75	4,054
Southwestern Energy Company (a)	700	5,257
Tesoro Corporation	30	2,556

34

See accompanying notes to financial statements.

ALAMBIC MID CAP GROWTH PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 85.0% (Continued)	Shares	Value
Energy — 4.5% (Continued)
Oil, Gas & Consumable Fuels — 4.2% (Continued)
Valero Energy Corporation	20	$1,359
		31,194
Financials — 6.4%
Banks — 2.1%
Bank of the Ozarks, Inc.	30	1,642
Citizens Financial Group, Inc.	50	1,869
First Hawaiian, Inc.	100	3,168
First Republic Bank	25	2,346
Signature Bank (a)	20	3,150
SVB Financial Group (a)	16	3,054
		15,229
Capital Markets — 2.8%
Affiliated Managers Group, Inc.	26	4,366
Charles Schwab Corporation (The)	60	2,425
E*TRADE Financial Corporation (a)	40	1,381
Eaton Vance Corporation	30	1,399
Invesco Ltd.	80	2,575
Moody's Corporation	25	2,784
SEI Investments Company	40	2,014
T. Rowe Price Group, Inc.	30	2,136
TD Ameritrade Holding Corporation	40	1,564
		20,644
Consumer Finance — 0.5%
Credit Acceptance Corporation (a)	18	3,608

Diversified Financial Services — 0.2%
CBOE Holdings, Inc.	20	1,561

Insurance — 0.8%
Brown & Brown, Inc.	40	1,724
Marsh & McLennan Companies, Inc.	30	2,204
MetLife, Inc.	40	2,098
		6,026
Health Care — 15.1%
Biotechnology — 4.7%
AbbVie, Inc.	25	1,546
Alexion Pharmaceuticals, Inc. (a)	10	1,313
Amgen, Inc.	10	1,765
Biogen, Inc. (a)	18	5,195
BioMarin Pharmaceutical, Inc. (a)	15	1,409
Celgene Corporation (a)	18	2,223

35

See accompanying notes to financial statements.

ALAMBIC MID CAP GROWTH PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 85.0% (Continued)	Shares	Value
Health Care — 15.1% (Continued)
Biotechnology — 4.7% (Continued)
Exelixis, Inc. (a)	50	$1,077
Gilead Sciences, Inc.	30	2,114
Incyte Corporation (a)	14	1,863
Ionis Pharmaceuticals, Inc. (a)	60	2,986
OPKO Health, Inc. (a)	200	1,678
Regeneron Pharmaceuticals, Inc. (a)	14	5,229
Seattle Genetics, Inc. (a)	35	2,298
Vertex Pharmaceuticals, Inc. (a)	45	4,078
		34,774
Health Care Equipment & Supplies — 3.9%
Becton, Dickinson and Company	8	1,464
C.R. Bard, Inc.	10	2,452
Edwards Lifesciences Corporation (a)	60	5,642
Hill-Rom Holdings, Inc.	60	3,987
Hologic, Inc. (a)	70	2,841
ResMed, Inc.	110	7,923
Varian Medical Systems, Inc. (a)	40	3,356
Zimmer Biomet Holdings, Inc.	10	1,171
		28,836
Health Care Providers & Services — 1.1%
Express Scripts Holding Company (a)	70	4,945
McKesson Corporation	20	3,003
		7,948
Health Care Technology — 0.1%
athenahealth, Inc. (a)	10	1,179

Life Sciences Tools & Services — 3.5%
Bruker Corporation	140	3,381
Charles River Laboratories International, Inc. (a)	25	2,174
INC Research Holdings, Inc. - Class A (a)	20	873
PAREXEL International Corporation (a)	40	2,588
PerkinElmer, Inc.	120	6,511
Quintiles IMS Holdings, Inc. (a)	50	3,870
Thermo Fisher Scientific, Inc.	40	6,307
		25,704
Pharmaceuticals — 1.8%
Bristol-Myers Squibb Company	50	2,836
Eli Lilly & Company	20	1,656
Prestige Brands Holdings, Inc. (a)	120	6,795
Zoetis, Inc.	40	2,132
		13,419

36

See accompanying notes to financial statements.

ALAMBIC MID CAP GROWTH PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 85.0% (Continued)	Shares	Value
Industrials — 11.4%
Aerospace & Defense — 1.8%
Arconic, Inc.	80	$2,303
Curtiss-Wright Corporation	40	3,913
Moog, Inc. - Class A (a)	20	1,352
Spirit AeroSystems Holdings, Inc. - Class A	20	1,232
Textron, Inc.	100	4,730
		13,530
Air Freight & Logistics — 0.4%
FedEx Corporation	14	2,702

Airlines — 1.8%
Alaska Air Group, Inc.	40	3,913
Delta Air Lines, Inc.	80	3,994
Hawaiian Holdings, Inc. (a)	60	2,919
JetBlue Airways Corporation (a)	120	2,395
		13,221
Commercial Services & Supplies — 0.2%
Deluxe Corporation	25	1,840

Construction & Engineering — 2.0%
Jacobs Engineering Group, Inc.	140	7,897
MasTec, Inc. (a)	180	7,065
		14,962
Electrical Equipment — 0.6%
Belden, Inc.	20	1,413
Rockwell Automation, Inc.	20	3,022
		4,435
Industrial Conglomerates — 1.3%
3M Company	10	1,864
Carlisle Companies, Inc.	78	8,057
		9,921
Machinery — 1.5%
Crane Company	70	5,060
Snap-on, Inc.	35	5,939
		10,999
Professional Services — 0.3%
Robert Half International, Inc.	30	1,447
TransUnion (a)	20	742
		2,189
Road & Rail — 0.6%
Avis Budget Group, Inc. (a)	40	1,383
Swift Transportation Company (a)	140	3,041
		4,424

37

See accompanying notes to financial statements.

ALAMBIC MID CAP GROWTH PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 85.0% (Continued)	Shares	Value
Industrials — 11.4% (Continued)
Trading Companies & Distributors — 0.9%
United Rentals, Inc. (a)	50	$6,402

Information Technology — 19.4%
Communications Equipment — 1.2%
ARRIS International plc (a)	140	3,612
CommScope Holding Company, Inc. (a)	50	1,902
Harris Corporation	10	1,099
Juniper Networks, Inc.	80	2,240
		8,853
Electronic Equipment, Instruments & Components — 1.1%
CDW Corporation	100	5,890
Zebra Technologies Corporation - Class A (a)	25	2,268
		8,158
Internet Software & Services — 1.5%
eBay, Inc. (a)	60	2,034
GoDaddy, Inc. - Class A (a)	50	1,842
IAC/InterActiveCorp (a)	50	3,697
Zillow Group, Inc. - Class C (a)	100	3,394
		10,967
IT Services — 4.9%
Booz Allen Hamilton Holding Corporation	300	10,731
Cognizant Technology Solutions Corporation - Class A (a)	120	7,112
Computer Sciences Corporation	25	1,714
CSRA, Inc.	100	2,982
DST Systems, Inc.	10	1,196
MAXIMUS, Inc.	50	2,984
Science Applications International Corporation	40	3,479
Teradata Corporation (a)	200	6,220
		36,418
Semiconductors & Semiconductor Equipment — 4.3%
Applied Materials, Inc.	60	2,173
Cirrus Logic, Inc. (a)	80	4,327
Cree, Inc. (a)	60	1,628
Lam Research Corporation	15	1,778
Maxim Integrated Products, Inc.	80	3,544
Microsemi Corporation (a)	20	1,036
NVIDIA Corporation	55	5,581
QUALCOMM, Inc.	60	3,389
Skyworks Solutions, Inc.	55	5,215
Texas Instruments, Inc.	40	3,065
		31,736

38

See accompanying notes to financial statements.

ALAMBIC MID CAP GROWTH PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 85.0% (Continued)	Shares	Value
Information Technology — 19.4% (Continued)
Software — 5.8%
Activision Blizzard, Inc.	40	$1,805
ANSYS, Inc. (a)	20	2,135
Aspen Technology, Inc. (a)	50	2,907
CA, Inc.	50	1,614
Cadence Design Systems, Inc. (a)	160	4,944
CDK Global, Inc.	75	4,982
Citrix Systems, Inc. (a)	45	3,553
Electronic Arts, Inc. (a)	20	1,730
Fair Isaac Corporation	30	3,902
Manhattan Associates, Inc. (a)	80	4,012
Nuance Communications, Inc. (a)	160	2,725
Red Hat, Inc. (a)	20	1,656
SS&C Technologies Holdings, Inc.	80	2,802
Take-Two Interactive Software, Inc. (a)	80	4,558
		43,325
Technology Hardware, Storage & Peripherals — 0.6%
NCR Corporation (a)	60	2,884
Western Digital Corporation	20	1,538
		4,422
Materials — 5.7%
Chemicals — 2.0%
Chemours Company (The)	100	3,366
Huntsman Corporation	390	8,814
Trinseo S.A.	35	2,420
		14,600
Containers & Packaging — 2.4%
AptarGroup, Inc.	90	6,706
Greif, Inc. - Class A	90	5,133
Packaging Corporation of America	30	2,773
Sonoco Products Company	60	3,199
		17,811
Metals & Mining — 1.3%
Freeport-McMoRan, Inc. (a)	200	2,680
Reliance Steel & Aluminum Company	30	2,540
Steel Dynamics, Inc.	89	3,257
United States Steel Corporation	40	1,549
		10,026
Real Estate — 1.3%
Equity Real Estate Investment Trusts (REITs) — 0.6%
Extra Space Storage, Inc.	30	2,376
Public Storage	10	2,274
		4,650

39

See accompanying notes to financial statements.

ALAMBIC MID CAP GROWTH PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 85.0% (Continued)	Shares	Value
Real Estate — 1.3% (Continued)
Real Estate Management & Development — 0.7%
CBRE Group, Inc. - Class A (a)	140	$4,987

Telecommunication Services — 0.9%
Diversified Telecommunication Services — 0.5%
CenturyLink, Inc.	80	1,941
Verizon Communications, Inc.	30	1,489
		3,430
Wireless Telecommunication Services — 0.4%
United States Cellular Corporation (a)	80	2,991

Total Investments at Value — 85.0% (Cost $608,679)		$630,046

Other Assets in Excess of Liabilities — 15.0%		111,119

Net Assets — 100.0%		$741,165

(a)	Non-income producing security.

40

See accompanying notes to financial statements.

ALAMBIC FUNDS STATEMENTS OF ASSETS AND LIABILITIES February 28, 2017 (Unaudited)
	Alambic Small Cap Value Plus Fund	Alambic Small Cap Growth Plus Fund
ASSETS
Investments in securities:
At acquisition cost	$2,205,774	$1,995,947
At value (Note 2)	$2,705,371	$2,439,062
Cash (Note 2)	111,910	91,162
Dividends receivable	3,505	1,259
Receivable for investment securities sold	39,504	83,914
Receivable from Adviser (Note 4)	12,015	10,890
Other assets	9,374	9,281
Total assets	2,881,679	2,635,568

LIABILITIES
Payable for investment securities purchased	35,878	65,938
Payable for capital shares redeemed	15	—
Payable to administrator (Note 4)	6,522	6,520
Other accrued expenses	5,845	5,795
Total liabilities	48,260	78,253

NET ASSETS	$2,833,419	$2,557,315

NET ASSETS CONSIST OF:
Paid-in capital	$2,203,517	$2,017,875
Accumulated net investment income (loss)	1,525	(5,689)
Accumulated net realized gains from security transactions	128,780	102,014
Net unrealized appreciation on investments	499,597	443,115
NET ASSETS	$2,833,419	$2,557,315

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	219,948	203,869

Net asset value, offering price and redemption price (Note 2)	$12.88	$12.54

See accompanying notes to financial statements.

41

ALAMBIC FUNDS STATEMENTS OF ASSETS AND LIABILITIES February 28, 2017 (Unaudited) (Continued)
	Alambic Mid Cap Value Plus Fund	Alambic Mid Cap Growth Plus Fund
ASSETS
Investments in securities:
At acquisition cost	$580,949	$608,679
At value (Note 2)	$593,294	$630,046
Cash (Note 2)	90,208	113,623
Dividends receivable	876	956
Receivable for investment securities sold	33,971	8,783
Receivable from Adviser (Note 4)	11,155	11,119
Total assets	729,504	764,527

LIABILITIES
Payable for investment securities purchased	34,586	12,061
Payable to administrator (Note 4)	6,005	6,006
Other accrued expenses	5,295	5,295
Total liabilities	45,886	23,362

NET ASSETS	$683,618	$741,165

NET ASSETS CONSIST OF:
Paid-in capital	$658,596	$709,635
Accumulated net investment income	324	426
Accumulated net realized gains from security transactions	12,353	9,737
Net unrealized appreciation on investments	12,345	21,367
NET ASSETS	$683,618	$741,165

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	65,477	70,238

Net asset value, offering price and redemption price (Note 2)	$10.44	$10.55

See accompanying notes to financial statements.

42

ALAMBIC FUNDS STATEMENTS OF OPERATIONS For the Six Months Ended February 28, 2017 (Unaudited)
	Alambic Small Cap Value Plus Fund	Alambic Small Cap Growth Plus Fund
INVESTMENT INCOME
Dividend income	$21,847	$10,160
Foreign withholding taxes on dividends	(3)	—
Total investment income	21,844	10,160

EXPENSES
Professional fees	19,701	19,701
Fund accounting fees (Note 4)	13,636	12,619
Administration fees (Note 4)	13,500	12,500
Investment advisory fees (Note 4)	12,858	11,203
Custody and bank service fees	6,648	6,633
Compliance fees (Note 4)	6,000	6,000
Transfer agent fees (Note 4)	6,000	6,000
Trustees' fees and expenses (Note 4)	4,989	4,989
Registration and filing fees	2,086	1,971
Pricing costs	1,793	1,943
Postage and supplies	1,688	1,284
Printing of shareholder reports	1,363	1,363
Other expenses	4,858	6,209
Total expenses	95,120	92,415
Less fee reductions and expense reimbursements by the Adviser (Note 4)	(78,878)	(78,263)
Net expenses	16,242	14,152

NET INVESTMENT INCOME (LOSS)	5,602	(3,992)

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from investment transactions	187,473	121,308
Net change in unrealized appreciation (depreciation) on investments	100,360	165,966
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	287,833	287,274

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$293,435	$283,282

See accompanying notes to financial statements.

43

ALAMBIC FUNDS STATEMENTS OF OPERATIONS For the Period Ended February 28, 2017 (a) (Unaudited)
	Alambic Mid Cap Value Plus Fund	Alambic Mid Cap Growth Plus Fund
INVESTMENT INCOME
Dividend income	$1,078	$1,218

EXPENSES
Professional fees	4,419	4,419
Fund accounting fees (Note 4)	4,009	4,010
Administration fees (Note 4)	4,000	4,000
Trustees' fees and expenses (Note 4)	3,880	3,880
Compliance fees (Note 4)	2,000	2,000
Transfer agent fees (Note 4)	2,000	2,000
Custody and bank service fees	1,911	1,911
Registration and filing fees	1,175	1,175
Postage and supplies	650	650
Investment advisory fees (Note 4)	621	652
Printing of shareholder reports	510	510
Pricing costs	500	500
Other expenses	527	527
Total expenses	26,202	26,234
Less fee reductions and expense reimbursements by the Adviser (Note 4)	(25,448)	(25,442)
Net expenses	754	792

NET INVESTMENT INCOME	324	426

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from investment transactions	12,353	9,737
Net change in unrealized appreciation (depreciation) on investments	12,345	21,367
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	24,698	31,104

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$25,022	$31,530

(a)	Represents the period from the commencement of operations (December 29, 2016) through February 28, 2017.
See accompanying notes to financial statements.

44

ALAMBIC SMALL CAP VALUE PLUS FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended February 28, 2017 (Unaudited)	Period Ended August 31, 2016(a)
FROM OPERATIONS
Net investment income	$5,602	$11,157
Net realized gains (losses) from security transactions	187,473	(58,693)
Net change in unrealized appreciation (depreciation) on investments	100,360	399,237
Net increase in net assets resulting from operations	293,435	351,701

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(9,727)	(5,507)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	932,000	2,215,345
Net asset value of shares issued in reinvestment of distributions to shareholders	9,727	5,507
Payments for shares redeemed	(959,062)	—
Net increase (decrease) from capital share transactions	(17,335)	2,220,852

TOTAL INCREASE IN NET ASSETS	266,373	2,567,046

NET ASSETS
Beginning of period	2,567,046	—
End of period	$2,833,419	$2,567,046

ACCUMULATED NET INVESTMENT INCOME	$1,525	$5,650

CAPITAL SHARE ACTIVITY
Shares sold	71,727	220,726
Shares issued in reinvestment of distributions to shareholders	742	542
Shares redeemed	(73,789)	—
Net increase (decrease) in shares outstanding	(1,320)	221,268
Shares outstanding at beginning of period	221,268	—
Shares outstanding at end of period	219,948	221,268

(a)	Represents the period from the commencement of operations (September 1, 2015) through August 31, 2016.
See accompanying notes to financial statements.

45

ALAMBIC SMALL CAP GROWTH PLUS FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended February 28, 2017 (Unaudited)	Period Ended August 31, 2016(a)
FROM OPERATIONS
Net investment loss	$(3,992)	$(1,761)
Net realized gains (losses) from security transactions	121,308	(19,294)
Net change in unrealized appreciation (depreciation) on investments	165,966	277,149
Net increase in net assets resulting from operations	283,282	256,094

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	488,000	1,989,605
Payments for shares redeemed	(459,666)	—
Net increase from capital share transactions	28,334	1,989,605

TOTAL INCREASE IN NET ASSETS	311,616	2,245,699

NET ASSETS
Beginning of period	2,245,699	—
End of period	$2,557,315	$2,245,699

ACCUMULATED NET INVESTMENT LOSS	$(5,689)	$(1,697)

CAPITAL SHARE ACTIVITY
Shares sold	40,438	201,597
Shares redeemed	(38,166)	—
Net increase in shares outstanding	2,272	201,597
Shares outstanding at beginning of period	201,597	—
Shares outstanding at end of period	203,869	201,597

(a)	Represents the period from the commencement of operations (December 29, 2015) through August 31, 2016.
See accompanying notes to financial statements.

46

ALAMBIC MID CAP VALUE PLUS FUND STATEMENT OF CHANGES IN NET ASSETS
Period Ended February 28, 2017(a) (Unaudited)
FROM OPERATIONS
Net investment income	$324
Net realized gains from security transactions	12,353
Net change in unrealized appreciation (depreciation) on investments	12,345
Net increase in net assets resulting from operations	25,022

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	658,596

TOTAL INCREASE IN NET ASSETS	683,618

NET ASSETS
Beginning of period	—
End of period	$683,618

ACCUMULATED NET INVESTMENT INCOME	$324

CAPITAL SHARE ACTIVITY
Shares sold	65,477
Shares outstanding at beginning of period	—
Shares outstanding at end of period	65,477

(a)	Represents the period from the commencement of operations (December 29, 2016) through February 28, 2017.
See accompanying notes to financial statements.

47

ALAMBIC MID CAP GROWTH PLUS FUND STATEMENT OF CHANGES IN NET ASSETS
Period Ended February 28, 2017(a) (Unaudited)
FROM OPERATIONS
Net investment income	$426
Net realized gains from security transactions	9,737
Net change in unrealized appreciation (depreciation) on investments	21,367
Net increase in net assets resulting from operations	31,530

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	709,635

TOTAL INCREASE IN NET ASSETS	741,165

NET ASSETS
Beginning of period	—
End of period	$741,165

ACCUMULATED NET INVESTMENT INCOME	$426

CAPITAL SHARE ACTIVITY
Shares sold	70,238
Shares outstanding at beginning of period	—
Shares outstanding at end of period	70,238

(a)	Represents the period from the commencement of operations (December 29, 2016) through February 28, 2017.
See accompanying notes to financial statements.

48

ALAMBIC SMALL CAP VALUE PLUS FUND FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period
	Six Months Ended February 28, 2017 (Unaudited)		Period Ended August 31, 2016(a)
Net asset value at beginning of period	$11.60		$10.00

Income from investment operations:
Net investment income	0.03		0.05
Net realized and unrealized gains on investments	1.29		1.58
Total from investment operations	1.32		1.63

Less distributions:
Dividends from net investment income	(0.04)		(0.03)

Net asset value at end of period	$12.88		$11.60

Total return (b)	11.40	%(c)	16.31	%(c)

Net assets at end of period (000's)	$2,833		$2,567

Ratios/supplementary data:
Ratio of total expenses to average net assets	7.01	%(d)	7.24	%(d)

Ratio of net expenses to average net assets (e)	1.20	%(d)	1.20	%(d)

Ratio of net investment income to average net assets (e)	0.41	%(d)	0.53	%(d)

Portfolio turnover rate	102	%(c)	350	%(c)

(a)	Represents the period from the commencement of operations (September 1, 2015) through August 31, 2016.
(b)

Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced advisory fees and reimbursed expenses (Note 4).

(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after advisory fee reductions and expense reimbursements (Note 4).
See accompanying notes to financial statements.

49

ALAMBIC SMALL CAP GROWTH PLUS FUND FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period
	Six Months Ended February 28, 2017 (Unaudited)		Period Ended August 31, 2016(a)
Net asset value at beginning of period	$11.14		$10.00

Income (loss) from investment operations:
Net investment loss	(0.02)		(0.01)
Net realized and unrealized gains on investments	1.42		1.15
Total from investment operations	1.40		1.14

Net asset value at end of period	$12.54		$11.14

Total return (b)	12.57	%(c)	11.40	%(c)

Net assets at end of period (000's)	$2,557		$2,246

Ratios/supplementary data:
Ratio of total expenses to average net assets	7.82	%(d)	8.89	%(d)

Ratio of net expenses to average net assets (e)	1.20	%(d)	1.20	%(d)

Ratio of net investment loss to average net assets (e)	(0.34	%)(d)	(0.16	%)(d)

Portfolio turnover rate	112	%(c)	309	%(c)

(a)	Represents the period from the commencement of operations (December 29, 2015) through August 31, 2016.
(b)

Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced advisory fees and reimbursed expenses (Note 4).

(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after advisory fee reductions and expense reimbursements (Note 4).
See accompanying notes to financial statements.

50

ALAMBIC MID CAP VALUE PLUS FUND FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout the Period
	Period Ended February 28, 2017(a) (Unaudited)
Net asset value at beginning of period	$10.00

Income from investment operations:
Net investment income	0.00	(b)
Net realized and unrealized gains on investments	0.44
Total from investment operations	0.44

Net asset value at end of period	$10.44

Total return (c)	4.40	%(d)

Net assets at end of period (000's)	$684

Ratios/supplementary data:
Ratio of total expenses to average net assets	29.07	%(e)

Ratio of net expenses to average net assets (f)	0.85	%(e)

Ratio of net investment income to average net assets (f)	0.36	%(e)

Portfolio turnover rate	167	%(d)

(a)	Represents the period from the commencement of operations (December 29, 2016) through February 28, 2017.
(b)	Amount rounds to less than $0.01 per share.
(c)

Total return is a measure of the change in value of an investment in the Fund over the period covered. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would be lower if the Adviser had not reduced advisory fees and reimbursed expenses (Note 4).

(d)	Not annualized.
(e)	Annualized.
(f)	Ratio was determined after advisory fee reductions and expense reimbursements (Note 4).
See accompanying notes to financial statements.

51

ALAMBIC MID CAP GROWTH PLUS FUND FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout the Period
	Period Ended February 28, 2017(a) (Unaudited)
Net asset value at beginning of period	$10.00

Income from investment operations:
Net investment income	0.01
Net realized and unrealized gains on investments	0.54
Total from investment operations	0.55

Net asset value at end of period	$10.55

Total return (b)	5.50	%(c)

Net assets at end of period (000's)	$741

Ratios/supplementary data:
Ratio of total expenses to average net assets	27.71	%(d)

Ratio of net expenses to average net assets (e)	0.85	%(d)

Ratio of net investment income to average net assets (e)	0.45	%(d)

Portfolio turnover rate	130	%(c)

(a)	Represents the period from the commencement of operations (December 29, 2016) through February 28, 2017.
(b)

Total return is a measure of the change in value of an investment in the Fund over the period covered. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would be lower if the Adviser had not reduced advisory fees and reimbursed expenses (Note 4).

(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after advisory fee reductions and expense reimbursements (Note 4).
See accompanying notes to financial statements.

52

ALAMBIC FUNDS
NOTES TO FINANCIAL STATEMENTS
February 28, 2017 (Unaudited)

1. Organization

Alambic Small Cap Value Plus Fund, Alambic Small Cap Growth Plus Fund, Alambic Mid Cap Value Plus Fund and Alambic Mid Cap Growth Plus Fund (individually, a “Fund” and collectively, the “Funds”) are each a diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report. Alambic Small Cap Value Plus Fund commenced operations on September 1, 2015. Alambic Small Cap Growth Plus Fund commenced operations on December 29, 2015. Alambic Mid Cap Value Plus Fund and Alambic Mid Cap Growth Plus Fund commenced operations on December 29, 2016.

The investment objective of each Fund is long-term capital appreciation.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Funds follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) released its final rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN, also contains amendments to Regulation S-X which impacts financial statement presentation, particularly the presentation of derivative investments. Although it is still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are consistent with the Funds’ current financial statement preparation and expects that the Funds will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

Securities valuation – Each Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Funds value their listed securities, including common stocks, on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. The Funds value securities traded in the over-the-counter market at the last sale price, if available, otherwise at the most recently quoted mean price. When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Funds value their securities and other assets at fair value pursuant to procedures established by and under the direction of the Board of Trustees (the “Board”) of the Trust. Under these procedures, the securities will be classified

53

ALAMBIC FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate each Fund’s net asset value (“NAV”) may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments as of February 28, 2017:

Alambic Small Cap Value Plus Fund	Level 1	Level 2	Level 3		Total
Common Stocks	$2,705,371	$—	$—		$2,705,371
Rights	—	—	0	*	0
Total	$2,705,371	$—	$0		$2,705,371

Alambic Small Cap Growth Plus Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$2,439,062	$—	$—	$2,439,062

Alambic Mid Cap Value Plus Fund	Level 1	Level 2	Level 3		Total
Common Stocks	$593,294	$—	$—		$593,294
Rights	—	—	0	*	0
Total	$593,294	$—	$0		$593,294

54

ALAMBIC FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

Alambic Mid Cap Growth Plus Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$630,046	$—	$—	$630,046

*	Alambic Small Cap Value Plus Fund and Alambic Mid Cap Value Plus Fund hold a Right which has been fair valued at $0.

Refer to the Funds’ Schedules of Investments for a listing of the common stocks by industry type. As of February 28, 2017, the Funds did not have any transfers between Levels. It is the Funds’ policy to recognize transfers between Levels at the end of the reporting period. There were no Level 3 securities held by Alambic Small Cap Growth Plus Fund and Alambic Mid Cap Growth Plus Fund as of February 28, 2017.

The following is a reconciliation of Level 3 securities of Alambic Small Cap Value Plus Fund and Alambic Mid Cap Value Plus Fund for which significant unobservable inputs were used to determine fair value between August 31, 2016 and February 28, 2017.

	Alambic Small Cap Value Plus Fund		Alambic Mid Cap Value Plus Fund(a)
Balance as of August 31, 2016	$—		$—
Receipts of rights from corporate actions	0	*	0	*
Balance as of February 28, 2017	$0		$0

(a)	Represents the period from the commencement of operations (December 29, 2016) through February 28, 2017.
*	Alambic Small Cap Value Plus Fund and Alambic Mid Cap Value Plus Fund each hold a Right which has been fair valued at $0.

The total amount of unrealized appreciation on Level 3 securities was $0 for both Alambic Small Cap Value Plus Fund and Alambic Mid Cap Value Plus Fund as of February 28, 2017.

The following table summarizes the valuation techniques used and unobservable inputs developed by the Board to determine the fair value of the Level 3 investments:

Alambic Small Cap Value Plus Fund

	Fair Value at 02/28/2017	Valuation Technique	Unobersvable Input	Range	Impact to Valuation from an Increase in Input**
Rights	$ 0*	Deemed Worthless	Discount Percentage	100%	Increase

55

ALAMBIC FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

Alambic Mid Cap Value Plus Fund

	Fair Value at 02/28/2017	Valuation Technique	Unobersvable Input	Range	Impact to Valuation from an Increase in Input**
Rights	$ 0*	Deemed Worthless	Discount Percentage	100%	Increase

*	Alambic Small Cap Value Plus Fund and Alambic Mid Cap Value Plus Fund each hold a Right which has been fair valued at $0.
**

This column represents the directional change in fair value of the Level 3 investments that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Cash account – Each Fund’s cash is held in a bank account with balances which may exceed the amount covered by federal deposit insurance. As of February 28, 2017, the cash balances reflected on the Statements of Assets and Liabilities for each Fund represent the amount held in a deposit sweep account.

Share valuation – The NAV per share of each Fund is calculated daily by dividing the total value of its assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the NAV per share.

Investment income – Dividend income is recorded on the ex-dividend date. Interest income, if any, is accrued as earned. Withholding taxes on foreign dividends have been recorded for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Security transactions – Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Funds and the other series of the Trust based on the relative net assets of each series or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – The Funds distribute to shareholders any net investment income dividends and net realized capital gains distributions at least once each year. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid by Alambic Small Cap Value Plus Fund to shareholders during the periods ended February 28, 2017 and August 31, 2016 was ordinary income. There were no distributions paid by Alambic Small Cap Growth Plus Fund, Alambic Mid Cap Value Plus Fund or Alambic Mid Cap Growth Plus Fund during the periods ended February 28, 2017 and August 31, 2016.

56

ALAMBIC FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions which affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax – Each Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986 (the “Code”). Qualification generally will relieve each Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the 12 months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of February 28, 2017:

	Alambic Small Cap Value Plus Fund	Alambic Small Cap Growth Plus Fund	Alambic Mid Cap Value Plus Fund	Alambic Mid Cap Growth Plus Fund
Tax cost of portfolio investments	$2,212,504	$2,001,862	$580,951	$608,748
Gross unrealized appreciation	$525,916	$463,048	$22,208	$30,579
Gross unrealized depreciation	(33,049)	(25,848)	(9,865)	(9,281)
Net unrealized appreciation	492,867	437,200	12,343	21,298
Accumulated ordinary income (loss)	1,525	(5,689)	324	426
Accumulated capital and other gains	135,510	107,929	12,355	9,806
Accumulated earnings	$629,902	$539,440	$25,022	$31,530

The difference between the federal income tax cost of portfolio investments and the financial statement cost of each Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due primarily to the tax deferral of losses on wash sales.

As of August 31, 2016, Alambic Small Cap Value Plus Fund had a short-term capital loss carryforward of $6,420 for federal income tax purposes. This capital loss carryforward, which does not expire, may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” of being sustained assuming examination by tax authorities. Management has reviewed each Fund’s tax positions for the current and open tax periods

57

ALAMBIC FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

(periods ended August 31, 2016, if applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Funds identify their major tax jurisdiction as U.S. Federal.

3. Investment Transactions

During the periods ended February 28, 2017, cost of purchases and proceeds from sales of investment securities, other than short-term investments were as follows:

	Alambic Small Cap Value Plus Fund	Alambic Small Cap Growth Plus Fund	Alambic Mid Cap Value Plus Fund	Alambic Mid Cap Growth Plus Fund
Purchases of investment securities	$2,638,160	$2,561,964	$1,073,239	$1,003,185
Proceeds from sales of investment securities	$2,696,639	$2,584,761	$504,643	$404,243

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

Each Fund’s investments are managed by Alambic Investment Management, L.P. (the “Adviser”) pursuant to the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, each Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at the annual rate of 0.95% of average daily net assets with respect to Alambic Small Cap Value Plus Fund and Alambic Small Cap Growth Plus Fund and at the annual rate of 0.70% of average daily net assets with respect to Alambic Mid Cap Value Plus Fund and Alambic Mid Cap Growth Plus Fund.

Pursuant to an Expense Limitation Agreement (the “ELA”) between each Fund and the Adviser, the Adviser has contractually agreed, until August 31, 2018, to reduce investment advisory fees and reimburse other expenses to the extent necessary to limit total annual fund operating expenses (exclusive of brokerage costs; taxes; interest; acquired fund fees and expenses; costs to organize the Fund; extraordinary expenses such as litigation and merger or reorganization costs; and other expenses not incurred in the ordinary course of the Fund’s business; and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to 1.20% of average daily net assets with respect to Alambic Small Cap Value Plus Fund and Alambic Small Cap Growth Plus Fund and to 0.85% of average daily net assets with respect to Alambic Mid Cap Value Plus Fund and Alambic Mid Cap Growth Plus Fund. Accordingly, during the periods ended February 28, 2017, the Adviser did not collect any of its investment advisory fees and reimbursed other operating expenses totaling $66,020, $67,060, $24,827 and $24,790 for Alambic Small Cap Value Plus Fund, Alambic Small Cap Growth Plus Fund, Alambic Mid Cap Value Plus Fund and Alambic Mid Cap Growth Plus Fund, respectively.

58

ALAMBIC FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

Under the terms of the ELA, investment advisory fee reductions and expense reimbursements by the Adviser are subject to repayment by each Fund for a period of three years after such fees and expenses were incurred, provided the repayments do not cause total annual fund operating expenses to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitations in effect at the time the expenses to be repaid were incurred. As of February 28, 2017, the Adviser may seek repayment of investment advisory fee reductions and expense reimbursements totaling $205,284, $161,165, $25,448, and $25,442 for Alambic Small Cap Value Plus Fund, Alambic Small Cap Growth Plus Fund, Alambic Mid Cap Value Plus Fund and Alambic Mid Cap Growth Plus Fund, respectively, no later than the dates as stated below:

	Alambic Small Cap Value Plus Fund	Alambic Small Cap Growth Plus Fund	Alambic Mid Cap Value Plus Fund	Alambic Mid Cap Growth Plus Fund
August 31, 2019	$126,406	$82,902	$—	$—
February 29, 2020	78,878	78,263	25,448	25,442
	$205,284	$161,165	$25,448	$25,442

The Adviser has paid all expenses incurred related to the organization, offering and initial registrations of the Funds. Such expenses are not subject to recoupment by the Funds to the Adviser.

Until April 25, 2017, an officer of the Funds was also an officer of the Adviser.

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, compliance and transfer agency services to the Funds. Each Fund pays Ultimus fees in accordance with the agreements for such services. In addition, each Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing its portfolio securities.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as the principal underwriter to each Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Funds) for acting as principal underwriter.

Certain officers and a Trustee of the Trust are also officers of Ultimus and the Distributor and are not paid by the Funds for serving in such capacities.

TRUSTEE COMPENSATION

Effective October 1, 2016, each Trustee who is not an “interested person” of the Trust (“Independent Trustee”) receives a $1,000 annual retainer from each Fund, paid quarterly, except for the Board Chairperson who receives a $1,200 annual retainer from each Fund, paid quarterly. Each Independent Trustee also receives from each Fund a fee of $500 for each Board meeting attended plus reimbursement for travel and other meeting-related expenses. Prior to October 1, 2016, each Fund paid each Independent Trustee a fee of $500 for each Board meeting attended, plus a $500 annual retainer.

59

ALAMBIC FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

PRINCIPAL HOLDERS OF FUND SHARES

As of February 28, 2017, the following shareholders owned of record 5% or more of the outstanding shares of each Fund:

Name of Record Owner	% Ownership
Alambic Small Cap Value Plus Fund
Charles Schwab & Co. (for the benefit of its customers)	35%
Kawishiwi Partners Trust	47%
Lauren Richards	6%
William Richards	6%
Jonathan Richards	6%
Alambic Small Cap Growth Plus Fund
Kawishiwi Partners Trust	43%
Charles Schwab & Co. (for the benefit of its customers)	30%
Lauren Richards	8%
William Richards	8%
Jonathan Richards	8%
Alambic Mid Cap Value Plus Fund
Robert T. Slaymaker	69%
Lauren Richards	8%
William Richards	8%
Jonathan Richards	8%
Kawishiwi Partners Trust	7%
Alambic Mid Cap Growth Plus Fund
Robert T. Slaymaker	72%
Kawishiwi Partners Trust	7%
Lauren Richards	7%
William Richards	7%
Jonathan Richards	7%

A beneficial owner of 25% or more of a Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholder’s meeting.

5. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

60

ALAMBIC FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

6. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted the following: On April 25, 2017, David R. Carson was elected Principal Executive Officer of the Funds.

61

ALAMBIC FUNDS ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur ongoing costs, including management fees and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (September 1, 2016 for Alambic Small Cap Value Plus Fund and Alambic Small Cap Growth Plus Fund and December 29, 2016 for Alambic Mid Cap Value Plus Fund and Alambic Mid Cap Growth Plus Fund) and held until the end of the period (February 28, 2017).

The table below illustrates each Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the applicable Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare each Fund’s ongoing costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Funds’ actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds. The hypothetical returns example does not reflect actual trading in any Fund, but is used for illustrative purposes only.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge transaction fees, such as purchase or redemption fees, nor do they carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Funds’ expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to each Fund’s prospectus.

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ALAMBIC FUNDS ABOUT YOUR FUNDS’ EXPENSES (Unaudited) (Continued)

	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Net Expense Ratio(a)	Expenses Paid During Period(b)
Alambic Small Cap Value Plus Fund
Actual Fund Return	$1,000.00	$1,114.00	1.20%	$6.29
Hypothetical 5% Return (before expenses)	$1,000.00	$1,018.84	1.20%	$6.01

Alambic Small Cap Growth Plus Fund
Actual Fund Return	$1,000.00	$1,125.70	1.20%	$6.32
Hypothetical 5% Return (before expenses)	$1,000.00	$1,018.84	1.20%	$6.01

(a)	Annualized, based on the Fund’s expenses for the period since inception.
(b)	Expenses are equal to the Funds’ annualized net expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

	Beginning Account Value September 1, 2016(a)	Ending Account Value February 28, 2017	Net Expense Ratio(b)	Expenses Paid During Period(c)
Alambic Mid Cap Value Plus Fund
Actual Fund Return	$1,000.00	$1,044.00	0.85%	$1.48
Hypothetical 5% Return (before expenses)	$1,000.00	$1,020.58	0.85%	$4.26

Alambic Mid Cap Growth Plus Fund
Actual Fund Return	$1,000.00	$1,055.00	0.85%	$1.48
Hypothetical 5% Return (before expenses)	$1,000.00	$1,020.58	0.85%	$4.26

(a)	Beginning Account Value is as of December 29, 2016 (date of commencement of operations) for the Actual Fund Return.
(b)	Annualized, based on the Fund’s expenses for the period since inception.
(c)

Expenses are equal to the Funds’ annualized net expense ratio multiplied by the average account value over the period, multiplied by 62/365 (to reflect the period since inception) and 181/365 (to reflect the one-half year period), for Actual Fund Return and Hypothetical 5% Return, respectively.

63

ALAMBIC FUNDS OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-890-8988, or on the SEC website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-888-890-8988, or on the SEC’s website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Funds with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. These filings are available upon request by calling 1-888-890-8988. Furthermore, you may obtain a copy of the filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

64

ALAMBIC FUNDS DISCLOSURE REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Unaudited)

On behalf of the Alambic Mid Cap Growth Fund and Alambic Mid Cap Value Fund (collectively, the “Mid Cap Funds”), the Board, including the Independent Trustees voting separately, has reviewed and approved the Investment Advisory Agreement with the Adviser for an initial two-year term (the “Agreement”). The Board approved the Agreement at an in-person meeting held on October 24-25, 2016, at which all the Trustees were present.

Legal counsel advised the Board during its deliberations. Additionally, the Board received and reviewed a substantial amount of information provided by the Adviser in response to requests of the Board and counsel. In deciding to approve the Agreement on behalf of the Mid Cap Funds, the Board recalled its review of the materials related to the Adviser throughout the last several months and its numerous discussions with Trust management and the Adviser about the operations and performance of the Adviser in connection with Alambic Small Cap Growth Plus Fund and Alambic Small Cap Value Plus Fund (collectively, the “Small Cap Funds”). The Board further considered those materials and discussions and numerous other factors, including the following factors:

The nature, extent, and quality of the services to be provided by the Adviser. In this regard, the Board considered the responsibilities that the Adviser would have under the Agreement and the Adviser’s proposed services to the Mid Cap Funds including, without limitation: the Adviser’s procedures for formulating investment recommendations and assuring compliance with the Mid Cap Funds’ investment objective and limitations; the proposed initial marketing and distribution efforts; and the Adviser’s compliance procedures and practices. After reviewing the foregoing and further information (e.g., descriptions of the Adviser’s business and Form ADV), the Board concluded that the quality, extent, and nature of the services to be provided by the Adviser to each Mid Cap Fund were satisfactory and adequate.

The investment management capabilities and experience of the Adviser. The Board considered the investment management experience of the Adviser and thoroughly discussed with the Adviser the investment objective and strategies for the Mid Cap Funds. The Board also discussed the Adviser’s experience in managing similar types of strategies and building quantitative models. In particular, the Board reviewed the Adviser’s prior experience and performance with the Small Cap Funds and with other accounts that had similar investment objectives and strategies as the Mid Cap Funds, including the Adviser’s private fund. The Board also considered the similarities and differences between these products. After consideration of these and other factors, the Board determined that the Adviser has the requisite experience to serve as investment adviser for each Mid Cap Fund.

The costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Mid Cap Funds. The Board considered the Adviser’s personnel and methods of operation; the education and experience of its personnel; its compliance program, policies, and procedures; its financial condition and the level of financial commitment to the Mid Cap Funds; the projected asset levels of the Mid Cap Funds; and the overall expenses of the Mid Cap Funds, including the advisory fee. The Board reviewed the Adviser’s ELA with the Mid Cap Funds and noted the benefit to the Mid Cap Funds from the Adviser’s contractual obligation to reduce its advisory fee or reimburse other operating

65

ALAMBIC FUNDS DISCLOSURE REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Unaudited) (Continued)

expenses through August 31, 2018. The Board discussed the Adviser’s financial condition and its ability to satisfy its financial commitments to the Mid Cap Funds. The Board also considered potential benefits for the Adviser in managing the Mid Cap Funds, including the promotion of the Adviser’s name. The Board compared the Mid Cap Funds’ proposed advisory fee and overall expense ratio to other comparable funds (in terms of the type of fund, the style of investment management, the projected size of each Mid Cap Fund, and the nature of the investment strategy) and the fees charged by the Adviser to its other managed accounts, including the Small Cap Funds. The Board noted that the Mid Cap Funds’ advisory fee of 0.70% was slightly above the average and median for the Mid Cap Value Plus Fund’s peer group and slightly below the average and median for the Mid Cap Growth Plus Fund’s peer group. The Board also noted that the advisory fee was below the average and median for each fund’s Morningstar category. The Board further noted that the proposed total expense ratio of 0.85% is below the average and median for each fund’s peer group and Morningstar category. Upon further consideration and discussion of the foregoing, the Board concluded that the proposed advisory fee and total expense limit for each Mid Cap Fund is fair and reasonable.

The extent to which the Mid Cap Funds and their investors would benefit from economies of scale. In this regard, the Board considered the Agreement and the ELA. The Board determined that the shareholders of each Mid Cap Fund would benefit from the ELA until the fund’s assets grew to a level where its expenses otherwise fall below the expense limit. The Board also noted that the Adviser would consider breakpoints for the Mid Cap Funds as they grow. Following further discussion of the Mid Cap Funds’ projected asset levels, expectations for growth, and level of fees, the Board determined that the Mid Cap Funds’ fee arrangements with the Adviser would provide benefits through the new two years, and the Board could review the arrangements going forward as necessary. After further discussion, the Board concluded the arrangements for each Mid Cap Fund with the Adviser were fair and reasonable in relationship to the nature and quality of services to be provided by the Adviser and would benefit the fund and its shareholders.

Brokerage and portfolio transactions. The Board considered the Adviser’s policies and procedures as it relates to seeking best execution for its clients. The Board also considered the anticipated portfolio turnover rate for the Mid Cap Funds; the method and basis for selecting and evaluating the broker-dealers used to complete each fund’s portfolio transactions (including the Adviser’s new order management system); any anticipated allocation of portfolio business to persons affiliated with the Adviser; and the extent to which the Mid Cap Funds’ trades may be allocated to soft-dollar arrangements. After further review and discussion, the Board determined for each Mid Cap Fund that the Adviser’s practices regarding brokerage and portfolio transactions were satisfactory.

Possible conflicts of interest. In evaluating the possibility for conflicts of interest, the Board considered such matters as the Adviser’s process for allocating trades among its different clients, including the Adviser’s private fund and the Small Cap Funds. The Board also considered the substance and administration of the Adviser’s Code of Ethics. Following further

66

ALAMBIC FUNDS DISCLOSURE REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Unaudited) (Continued)

consideration and discussion, the Board determined for each Mid Cap Fund that the Adviser’s standards and practices relating to the identification and mitigation of potential conflicts of interests were satisfactory.

After full consideration of the above factors as well as other factors, the Board unanimously concluded that approval of the Agreement was in the best interests of the Mid Cap Funds and their shareholders.

67

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BLUE CURRENT GLOBAL DIVIDEND FUND
INSTITUTIONAL CLASS (BCGDX)

Semi-Annual Report

February 28, 2017

(Unaudited)

BLUE CURRENT GLOBAL DIVIDEND FUND LETTER TO SHAREHOLDERS	February 28, 2017

Dear Shareholders:

One year ago, equity investors were tending to their wounds after a meaningful correction lopped more than 10% from the S&P 500 and much more from other global indices. The equity selloff punctuated a broader economic and financial market hangover that saw oil prices collapse from over $100 per barrel, and investor frustration peak over multiple quarters of declining earnings growth. Many investor pundits called for the end of the recent bull market!

The juxtaposition of the current backdrop is stark and is the culmination of investor excitement around political, economic, and financial change that could have the ability to extend the current bull market to be one of the longest in modern history. The optimism is not unsupported by real economic data. Job growth, manufacturing data, inflation expectations (and interest rates) are moving in tandem and it is not localized to the US. European equities are, perhaps mistakenly, looking through political uncertainty in the region to improving earnings growth and attractive valuations – especially relative to what is now available in the US. Even emerging markets are participating in the recent rally, likely with the expectation that stronger US and European economic growth (combined with weaker EM currencies) is enough to boost local GDP due to the export sensitivity across the region. To summarize, the equity rally is broad-based and supported by an improving backdrop for global growth, improving earnings potential, and optimism that US policy is stimulative for all.

We have been at this long enough to know that when the pendulum of optimism swings far in one direction, it is prudent to watch your backside and identify areas that could disappoint higher expectations. Policy implementation, despite receiving the benefit of doubt, remains one of the largest risk factors that could disappoint to the downside if legislation falls short of expectations. Should the new Trump administration not follow-through on tax reform and broad infrastructure spending, market support will likely weaken in the short- term. Outside of the US, election risk remains elevated across the Eurozone and will likely be an overhang until ballots are cast as polling data has lost its credibility after two failed predictions. An unfavorable outcome in France has the potential to undermine years of hard work by ECB leaders to strengthen the integrity of the Eurozone.

For these reasons, we believe a global perspective and a process capable of allocating capital to regions that offer attractive relative valuations are warranted. Our analysis suggests that there are attractive valuation opportunities outside of the US, but stronger dividend growth rates and share buyback programs within our local market. We also continue to believe that the current investment environment, especially in the US, favors dividend growth over dividend yield. Higher interest rates are likely to remain a thorn in the backside of yield chasers, specifically investors that have relied on the steady (but flat) stream of cash flows from utilities, staples, and telecom companies. We remain materially underweight in these areas of the market relative to peers and popular yield ETFs. Our

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focus on companies that are benefitting from increasing free cash flow and applying that cash flow to share buybacks and dividend growth have steered the portfolio to other sectors that we believe have better overall growth prospects.

For the three month period ended February 28, 2017, the Blue Current Global Dividend Fund (the “Fund”) returned +7.22%, which compares to the primary index return of +7.44% (MSCI World High Dividend Yield Index). For the six month period (ended February 28, 2017), the Fund returned +5.97%, outperforming the MSCI World High Dividend Yield Index return of +4.84%. Since inception in September 18, 2014, the Fund has returned +10.06%, outperforming the MSCI World High Dividend Yield Index return of +5.75%. All performance detail is cumulative.

The Fund’s performance relative to the peer group selected above remains competitive quarter-to-date, while the performance over the since inception period remains elevated when compared to the peer average.

The top five contributors to the Fund over the last three months were Unilever, Apple, Abbott Labs, Dow Chemical, and LVMH. These positions contributed approximately 210bps to the Fund’s performance. The biggest returner in the portfolio was Apple (+25%), followed by Schlumberger (+21%), and Unilever (+20%). The largest detractors were Qualcomm, United Parcel Service, Williams Sonoma, Johnson Controls, and Swiss Re. In aggregate, these positions detracted 120bps from performance.

During the quarter, we initiated a position in GKN Group, a UK-based diversified manufacturing firm with exposure to aerospace, both commercial and military, and automobile drivetrains. We initiated the position at less than 10x earnings with a forward yield of 2.8%. We believe GKN is significantly undervalued and with recent platform wins across both commercial and military aerospace sectors, there are catalysts that should close the valuation gap. In addition, we initiated a position in Dominion Midstream, a limited partnership that we expect will grow distributions at 20% per year for the foreseeable future due to significant LNG (Liquefied Natural Gas) drop-down opportunities from the parent company. To fund those purchases, we exited positions in Verizon, Qualcomm, Williams Sonoma, and Schlumberger.

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The Fund’s exposure to opportunities located outside of the US is the highest in recent memory at approximately 44% of assets. Recent sales of US equity positions combined with the initiation of GKN has contributed to the increase in the Fund’s international, developed exposure.

*	In this table, country was determined using the Morningstar Business Methodology.

BLUE CURRENT PHILOSOPHY & OBJECTIVES

It is important to remind shareholders of our philosophy and objectives. In the current environment, investors need to make every penny work for them. With yield in short supply and safe income streams providing little return, high quality companies with growing and sustainable cash flow from across the globe might be less risky than you think – and more fruitful. Over the long run, dividends matter, and dividend growth investors have outperformed.

The Fund utilizes its investment expertise in growing cash flow through what we believe is a niche universe of high quality, dividend-paying companies with sustainable business models and dividend policies. The primary goals are to pay a stable and increasing dividend each quarter and deliver attractive long term capital appreciation to investors.

The Blue Current investment team concentrates on a select portfolio of 25-50 companies across developed markets that meet our stringent qualities. We focus on companies that we believe have a strong history of rewarding shareholders and have the financial ability to continue to increase the dividend over time. We also focus on the future earnings potential of each company and strive to purchase those businesses when they are trading at a discount to their true value.

OUTLOOK SUMMARY

Spurred by optimism in the US, a slightly weaker dollar, and green shoots of economic activity abroad, global equities have started the year on a strong note. The ingredients are in place for another strong year of equity returns; however, experience has taught us that a simultaneous advance by all three major regions of the world (US, EAFE, EM) is unusual and likely not sustainable. With major policy initiatives under way in the US, critical political elections on the horizon in Europe, and vital trade agreements under revision across Asia, all netted against the backdrop of a commodity recovery supported

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by a fragile OPEC agreement, there is much that could surprise in the coming quarters. For the time being, optimism prevails that the world’s struggle with deflation is ending and sharp fiscal policy can grab the steering wheel away from central banks.

The current environment favors flexibility for portfolio managers to look across regions to uncover valuation opportunities with attractive dividend growth prospects. As the US market continues to advance, our process has led us to examine opportunities in Europe and Japan where valuations are lower and dividend yields exceed domestic markets. As of the end of February, the portfolio’s blended 2017 price-to-earnings (P/E) ratio based on 2017 estimated earnings is 16x, approximately 2.5 multiples cheaper than the broader US market. We continue to identify opportunities outside the US, therefore, investors could expect the portfolio’s allocation to international securities to increase in coming months. Until that time, we remain overweight the US and continue to benefit from strong company balance sheets and excess cash flow allocations to both share buybacks and dividend increases.

Sincerely,

Henry “Harry” M. T. Jones Co-Portfolio Manager Blue Current Global Dividend Fund	Dennis Sabo, CFA Co-Portfolio Manager Blue Current Global Dividend Fund

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Disclosure and Risk Summary

The Letter to Shareholders seeks to describe some of the current opinions and views of the financial markets of Edge Advisors, LLC (the “Adviser”). Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. The securities held by the Fund that are discussed in the Letter to Shareholders were held during the period covered by this Report. They do not comprise the entire investment portfolio of the Fund, may be sold at any time and may no longer be held by the Fund. For a complete list of securities held in the Fund as of February 28, 2017, please see the Schedule of Investments section of the semi-annual report. The opinions of the Adviser with respect to those securities may change at any time.

The opinions expressed herein are those of the Adviser, and the report is not meant as legal, tax, or financial advice. You should consult your own professional advisors as to the legal, tax, financial, or other matters relevant to the suitability of investing. The external data presented in this report have been obtained from independent sources (as noted) and are believed to be accurate, but no independent verification has been made and accuracy is not guaranteed. The information contained in this report is not intended to address the needs of any particular investor.

The information contained in this document does not constitute an offer to sell any securities nor a solicitation to purchase any securities. Index returns reflect the reinvestment of dividends. An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other important information. To obtain a copy of the Fund’s prospectus please visit our website at www.bluecurrentfunds.com or call 1-800-514-3583 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Blue Current Global Dividend Fund is distributed by Ultimus Fund Distributors, LLC.

PAST PERFORMANCE CANNOT BE CONSTRUED AS AN INDICATOR OF FUTURE RESULTS BECAUSE OF, AMONG OTHER THINGS, POSSIBLE DIFFERENCES IN MARKET CONDITIONS, INVESTMENT STRATEGY, AND REGULATORY CLIMATE. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. INVESTMENT RESULTS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END IS AVAILABLE BY CALLING 1-800-514-3583. THE FUND INVESTS PRIMARILY IN DIVIDEND PAYING COMPANIES AND IT IS POSSIBLE THESE COMPANIES MAY ELIMINATE OR REDUCE THEIR DIVIDEND PAYMENTS. INDEX INFORMATION (I) IS INCLUDED MERELY TO SHOW THE GENERAL TREND IN THE EQUITY MARKETS FOR THE PERIOD INDICATED AND IS NOT INTENDED TO IMPLY THAT THE FUND’S PORTFOLIO WILL BE SIMILAR TO THE INDICES EITHER IN COMPOSITION OR RISK AND (II) HAS BEEN OBTAINED FROM SOURCES BELIEVED TO BE ACCURATE.

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BLUE CURRENT GLOBAL DIVIDEND FUND
PORTFOLIO INFORMATION
February 28, 2017 (Unaudited)

Sector Diversification
(% of Net Assets)

Top Ten Equity Holdings

Security Description	% of Net Assets
Unilever plc - ADR	3.3%
Comcast Corporation - Class A	3.0%
Stanley Black & Decker, Inc.	3.0%
Johnson Controls International plc	2.9%
Diageo plc - ADR	2.8%
Enterprise Products Partners, L.P.	2.8%
Vodafone Group plc - ADR	2.8%
Dow Chemical Company (The)	2.7%
Abbott Laboratories	2.7%
Microsoft Corporation	2.7%

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BLUE CURRENT GLOBAL DIVIDEND FUND SCHEDULE OF INVESTMENTS February 28, 2017 (Unaudited)
COMMON STOCKS — 93.2%	Shares	Value
Consumer Discretionary — 9.8%
Auto Components — 2.2%
GKN plc (a)	234,615	$1,047,997

Hotels, Restaurants & Leisure — 2.0%
InterContinental Hotels Group plc - ADR	21,071	991,180

Media — 3.0%
Comcast Corporation - Class A	38,520	1,441,418

Textiles, Apparel & Luxury Goods — 2.6%
LVMH Moet Hennessy Louis Vuitton SE (a)	6,320	1,269,607

Consumer Staples — 15.0%
Beverages — 4.5%
Anheuser-Busch InBev SA/NV - ADR	7,200	788,328
Diageo plc - ADR	12,047	1,377,093
		2,165,421
Food & Staples Retailing — 2.4%
Walgreens Boots Alliance, Inc.	13,750	1,187,725

Food Products — 8.1%
Danone SA (a)	17,930	1,186,253
Nestlé SA - ADR	15,855	1,168,355
Unilever plc - ADR	33,465	1,588,918
		3,943,526

Energy — 9.8%
Oil, Gas & Consumable Fuels — 9.8%
BP plc - ADR	28,125	954,000
Dominion Midstream Partners, L.P.	27,600	854,220
Enbridge, Inc.	20,900	879,679
Enterprise Products Partners, L.P.	48,805	1,368,004
Valero Energy Corporation	10,620	721,629
		4,777,532
Financials — 14.6%
Banks — 6.7%
BB&T Corporation	23,370	1,126,901
Royal Bank of Canada	13,000	944,710
Wells Fargo & Company	20,345	1,177,569
		3,249,180

See accompanying notes to financial statements.

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BLUE CURRENT GLOBAL DIVIDEND FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 93.2% (Continued)	Shares	Value
Financials — 14.6% (Continued)
Insurance — 7.9%
Allianz SE (a)	5,140	$895,249
American International Group, Inc.	14,100	901,272
Chubb Ltd.	8,670	1,197,934
Swiss Re AG (a)	9,400	840,857
		3,835,312
Health Care — 15.3%
Health Care Equipment & Supplies — 2.7%
Abbott Laboratories	29,465	1,328,282

Pharmaceuticals — 12.6%
Bayer AG (a)	10,615	1,168,409
Johnson & Johnson	10,275	1,255,708
Novartis AG - ADR	9,420	736,361
Pfizer, Inc.	29,550	1,008,246
Roche Holdings AG - ADR	31,200	949,104
Sanofi - ADR	23,265	1,003,420
		6,121,248
Industrials — 10.0%
Air Freight & Logistics — 2.0%
United Parcel Service, Inc. - Class B	9,240	977,222

Building Products — 2.9%
Johnson Controls International plc	33,843	1,419,375

Electrical Equipment — 2.1%
Eaton Corporation plc	14,089	1,014,126

Machinery — 3.0%
Stanley Black & Decker, Inc.	11,265	1,432,345

Information Technology — 9.7%
Communications Equipment — 2.1%
Cisco Systems, Inc.	29,525	1,009,165

Semiconductors & Semiconductor Equipment — 2.5%
Texas Instruments, Inc.	16,005	1,226,303

Software — 2.7%
Microsoft Corporation	20,355	1,302,313

See accompanying notes to financial statements.

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BLUE CURRENT GLOBAL DIVIDEND FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 93.2% (Continued)	Shares	Value
Information Technology — 9.7% (Continued)
Technology Hardware, Storage & Peripherals — 2.4%
Apple, Inc.	8,330	$1,141,127

Materials — 2.7%
Chemicals — 2.7%
Dow Chemical Company (The)	21,340	1,328,628

Real Estate — 3.5%
Equity Real Estate Investment Trusts — 3.5%
Crown Castle International Corporation	10,400	972,712
Hammerson plc (a)	96,400	703,240
		1,675,952
Telecommunication Services — 2.8%
Wireless Telecommunication Services — 2.8%
Vodafone Group plc - ADR	53,590	1,361,722

Total Common Stocks (Cost $41,414,038)		$45,246,706

PREFERRED STOCKS — 3.8%	Shares	Value
Financials — 3.8%
Banks — 3.8%
Bank of America Corporation	35,200	$937,376
Wells Fargo & Company	36,173	907,219
Total Preferred Stocks (Cost $1,802,280)		$1,844,595

MONEY MARKET FUNDS — 2.2%	Shares	Value
First American Government Obligations Fund - Class Z, 0.45% (b) (Cost $1,070,354)	1,070,354	$1,070,354

Total Investments at Value — 99.2% (Cost $44,286,672)		$48,161,655

Other Assets in Excess of Liabilities — 0.8%		393,597

Net Assets — 100.0%		$48,555,252

ADR - American Depositary Receipt
(a)	Fair value priced (Note 1). Fair valued securities totaled $7,111,612 at February 28, 2017, representing 14.6% of net assets.
(b)	The rate shown is the 7-day effective yield as of February 28, 2017.
See accompanying notes to financial statements.

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BLUE CURRENT GLOBAL DIVIDEND FUND SUMMARY OF STOCKS BY COUNTRY February 28, 2017 (Unaudited)
Country	Values	% of Net Assets
United States	$23,605,384	48.6%
United Kingdom	8,024,150	16.5%
Switzerland	4,892,611	10.1%
France	3,459,280	7.1%
Ireland	2,433,501	5.0%
Germany	2,063,658	4.3%
Canada	1,824,389	3.8%
Belgium	788,328	1.6%
	$47,091,301	97.0%

See accompanying notes to financial statements.

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BLUE CURRENT GLOBAL DIVIDEND FUND STATEMENT OF ASSETS AND LIABILITIES February 28, 2017 (Unaudited)
ASSETS
Investments in securities:
At acquisition cost	$44,286,672
At value (Note 2)	$48,161,655
Dividends receivable	132,819
Receivable for investment securities sold	278,241
Receivable for capital shares sold	31
Other assets	13,693
TOTAL ASSETS	48,586,439

LIABILITIES
Payable to Adviser (Note 4)	14,197
Payable to administrator (Note 4)	8,580
Other accrued expenses	8,410
TOTAL LIABILITIES	31,187

NET ASSETS	$48,555,252

NET ASSETS CONSIST OF:
Paid-in capital	$44,722,266
Accumulated net investment income	291,941
Accumulated net realized losses from securities transactions	(333,815)
Net unrealized appreciation on investments	3,874,983
Net unrealized depreciation on translation of assets in foreign currencies	(123)
NET ASSETS	$48,555,252

PRICING OF INSTITUTIONAL SHARES (Note 1)
Net assets applicable to Institutional Shares	$48,555,252
Shares of Institutional Shares outstanding (no par value, unlimited number of shares outstanding)	4,589,694
Net asset value, offering and redemption price per share (a) (Note 2)	$10.58

(a)	Redemption fee may apply to redemptions of shares held for 7 days or less.
See accompanying notes to financial statements.

11

BLUE CURRENT GLOBAL DIVIDEND FUND STATEMENT OF OPERATIONS For the Six Months Ended February 28, 2017 (Unaudited)
INVESTMENT INCOME
Dividends	$649,312
Foreign withholding taxes on dividends	(3,697)
645,615
EXPENSES
Investment advisory fees (Note 4)	210,098
Professional fees	23,509
Administration fees (Note 4)	21,290
Fund accounting fees (Note 4)	16,948
Transfer agent fees (Note 4)	8,000
Custodian and bank service fees	7,763
Registration and filing fees	6,914
Compliance fees and expenses (Note 4)	6,748
Printing of shareholder reports	5,044
Trustees’ fees and expenses (Note 4)	4,979
Postage and supplies	3,453
Pricing fees	1,407
Insurance expense	949
Other expenses	5,914
TOTAL EXPENSES	323,016
Fee reductions by the Adviser (Note 4)	(112,919)
NET EXPENSES	210,097

NET INVESTMENT INCOME	435,518

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCY TRANSLATION
Net realized gains (losses) from:
Security transactions	799,764
Foreign currency transactions (Note 2)	(20,534)
Net change in unrealized appreciation (depreciation) on:
Investments	1,603,521
Foreign currency translation (Note 2)	(123)
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND FOREIGN CURRENCY TRANSLATION	2,382,628

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,818,146

See accompanying notes to financial statements.

12

BLUE CURRENT GLOBAL DIVIDEND FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016
FROM OPERATIONS
Net investment income	$435,518	$794,230
Net realized gains (losses) from:
Security transactions	799,764	(1,179,634)
Foreign currency transactions	(20,534)	11,371
Net change in unrealized appreciation (depreciation) on:
Investments	1,603,521	3,338,461
Foreign currency translation	(123)	21,077
Net increase in net assets resulting from operations	2,818,146	2,985,505

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, Institutional Shares	(336,122)	(686,629)

FROM CAPITAL SHARE TRANSACTIONS
Institutional Shares
Proceeds from shares sold	8,096,405	13,257,398
Net asset value of shares issued in reinvestment of distributions	252,696	453,272
Payments for shares redeemed	(1,907,684)	(6,475,979)
Net increase in Institutional Shares net assets from capital share transactions	6,441,417	7,234,691

TOTAL INCREASE IN NET ASSETS	8,923,441	9,533,567

NET ASSETS
Beginning of period	39,631,811	30,098,244
End of period	$48,555,252	$39,631,811

ACCUMULATED NET INVESTMENT INCOME	$291,941	$213,079

CAPITAL SHARE ACTIVITY
Institutional Shares
Shares sold	814,743	1,384,963
Shares reinvested	25,069	46,833
Shares redeemed	(191,405)	(684,476)
Net increase in shares outstanding	648,407	747,320
Shares outstanding, beginning of period	3,941,287	3,193,967
Shares outstanding, end of period	4,589,694	3,941,287

See accompanying notes to financial statements.

13

BLUE CURRENT GLOBAL DIVIDEND FUND INSTITUTIONAL SHARES FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period
	Six Months Ended February 28, 2017 (Unaudited)		Year Ended August 31, 2016	Period Ended August 31, 2015(a)
Net asset value at beginning of period	$10.06		$9.42	$10.00

Income (loss) from investment operations:
Net investment income	0.09		0.22	0.16
Net realized and unrealized gains (losses) on investments	0.51		0.61	(0.62)
Total from investment operations	0.60		0.83	(0.46)

Less distributions:
From net investment income	(0.08)		(0.19)	(0.12)

Net asset value at end of period	$10.58		$10.06	$9.42

Total return (b)	5.97	%(c)	8.92%	(4.65	%)(c)

Net assets at end of period (000’s)	$48,555		$39,632	$30,098

Ratios/supplementary data:
Ratio of total expenses to average net assets	1.52	%(d)	1.55%	1.68	%(d)
Ratio of net expenses to average net assets (e)	0.99	%(d)	0.99%	0.99	%(d)
Ratio of net investment income to average net assets (e)	2.05	%(d)	2.37%	2.04	%(d)
Portfolio turnover rate	35	%(c)	58%	72	%(c)

(a)	Represents the period from the commencement of operations (September 18, 2014) through August 31, 2015.
(b)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends and capital gain distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced advisory fees (Note 4).

(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after advisory fee reductions by the Adviser (Note 4).
See accompanying notes to financial statements.

14

BLUE CURRENT GLOBAL DIVIDEND FUND
NOTES TO FINANCIAL STATEMENTS
February 28, 2017 (Unaudited)

1. Organization

Blue Current Global Dividend Fund (the “Fund”) is a diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report.

The investment objective of the Fund is to seek current income and capital appreciation.

The Fund currently offers one class of shares: Institutional Class shares (sold without any sales loads or distribution fees and subject to a $100,000 initial investment requirement). As of February 28, 2017, the Investor Class shares (to be sold without any sales loads, but subject to a distribution fee of up to 0.25% of the class’ average daily net assets and subject to a $2,500 initial investment requirement) are not currently offered. When both classes are offered, each share class will represent an ownership interest in the same investment portfolio.

2. Significant Accounting Policies

The following is a summary of the Fund’s significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Fund follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

In October 2016, the Securities and Exchange Commission (the “SEC”) released its final rule on Investment Company Reporting Modernization (the “Rule”). The Rule which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN, also contains amendments to Regulation S-X that impact financial statement presentation, particularly the presentation of derivative investments. Although it is still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are consistent with the Fund’s current financial statement presentation and expects that the Fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

Securities valuation – The Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern Time) on each day the NYSE is open for business. The Fund values its listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with

15

BLUE CURRENT GLOBAL DIVIDEND FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

procedures established by and under the general supervision of the Board of Trustees (the “Board”) of the Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or published prices for the same securities. Securities traded on foreign exchanges are typically fair valued by an independent pricing service and translated from the local currency into U.S. dollars using currency exchange rates supplied by an independent pricing quotation service.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The Fund’s foreign equity securities actively traded in foreign markets may be classified as Level 2 despite the availability of closing prices because such securities are typically fair valued by an independent pricing service. The Board has authorized the Fund to retain an independent pricing service to determine the fair value of its foreign securities because the value of such securities may be materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which such foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest rate change); issuer specific (e.g., earnings report or merger announcement); or U.S. market-specific (such as a significant movement in the U.S. market that is deemed to affect the value of foreign securities). The pricing service uses an automated system that incorporates a model based on multiple parameters, including a security’s local closing price, relevant general

16

BLUE CURRENT GLOBAL DIVIDEND FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

and sector indices, currency fluctuations, trading in depositary receipts and futures, if applicable, and/or research valuations by its staff, in determining what it believes is the fair value of the securities.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks	$38,135,094	$7,111,612	$—	$45,246,706
Preferred Stocks	1,844,595	—	—	1,844,595
Money Market Funds	1,070,354	—	—	1,070,354
Total	$41,050,043	$7,111,612	$—	$48,161,655

Refer to the Fund’s Schedule of Investments for a listing of the common stocks and preferred stocks by industry type. As of February 28, 2017, the Fund did not have any transfers between Levels. In addition, the Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of February 28, 2017. It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

Foreign currency translation – Amounts and securities denominated in or expected to settle in foreign currencies are translated into U.S. dollars based on exchange rates on the following basis:

A.	The fair values of investment securities and other assets and liabilities are translated as of the close of the NYSE each day.

B.	Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing as of 4:00 p.m. Eastern Time on the respective date of such transactions.

C.
The Fund does not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions and 3) the difference between the amounts of dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities that result from changes in exchange rates.

17

BLUE CURRENT GLOBAL DIVIDEND FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Forward foreign currency exchange contracts – The Fund may use forward foreign currency exchange contracts to hedge exposure to foreign currency. All foreign currency exchange contracts are “marked-to-market” daily at the applicable translation rates, resulting in unrealized gains or losses. Realized and unrealized gains or losses from transactions in foreign currency exchange contracts will be included in the Fund’s Statement of Assets and Liabilities and Statement of Operations. Risks associated with these contracts include the potential inability of counterparties to meet the terms of their contracts and unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Share valuation – The NAV per share of each class of the Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding of that class. The offering price and redemption price per share of each class of the Fund is equal to the NAV per share of such class, except that shareholders of the Fund are subject to a redemption fee equal to 2.00% of the NAV of Fund shares redeemed within 7 days of purchase, excluding involuntary redemptions of accounts that fall below the minimum investment amount or the redemption of Fund shares representing reinvested dividends, capital gain distributions, or capital appreciation. During the periods ended February 28, 2017 and August 31, 2016, no shareholder transactions were subject to the redemption fee.

Investment income – Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. The Fund may invest in real estate investment trusts (“REITs”) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs. The Fund may also invest in master limited partnerships (“MLPs”) whose distributions generally are comprised of ordinary income, capital gains and return of capital from the MLP. For financial statement purposes, the Fund records all income received as ordinary income. This amount may be subsequently revised based on information received from MLPs after their tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Fund. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Security transactions – Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series or the nature of the services performed and the relative applicability to each series.

18

BLUE CURRENT GLOBAL DIVIDEND FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Distributions to shareholders – Distributions to shareholders arising from net investment income are declared and paid quarterly to shareholders. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid during the periods ended February 28, 2017 and August 31, 2016 was ordinary income. On March 31, 2017, the Fund paid an ordinary income dividend of $x.xx per share to shareholders of record on March 30, 2017.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, each as of the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the 12 months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of February 28, 2017:

Tax cost of portfolio investments	$44,286,692
Gross unrealized appreciation	$4,565,979
Gross unrealized depreciation	(691,016)
Net unrealized appreciation on investments	3,874,963
Net unrealized depreciation of translation of assets in foreign currencies	(123)
Accumulated ordinary income	129,541
Capital loss carryforward	(856,966)
Other gains	685,571
Accumulated earnings	$3,832,986

The difference between the federal income tax cost of portfolio investments and the financial statement cost is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences

19

BLUE CURRENT GLOBAL DIVIDEND FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

are temporary in nature and are primarily due to the tax deferral of losses on wash sales, the tax treatment of the cost of securities received as in-kind subscriptions at the inception of the Fund, and the tax treatment of income and capital gains on publicly-traded partnerships held by the Fund.

As of August 31, 2016, the Fund had capital loss carryforwards of $856,966 for federal income tax purposes, of which $818,712 was short-term and $38,254 was long-term. These capital loss carryforwards, which do not expire, may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

For the six months ended February 28, 2017, the following reclassifications were made on the Statement of Assets and Liabilities as a result of permanent differences in the recognition of capital gains or losses under income tax regulations and GAAP:

Accumulated net investment income	$(20,534)
Accumulated net realized losses from securities transactions	$20,534

These differences are primarily due to the tax treatment of net realized losses from foreign currency transactions. Such reclassifications, the result of permanent differences between financial statement and income tax reporting requirements, have no effect on the Fund’s net assets or NAV per share.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for the current and all open tax periods (tax years ended August 31, 2015 and August 31, 2016) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Fund identifies its major tax jurisdiction as U.S. federal.

3. Investment Transactions

During the six months ended February 28, 2017, cost of purchases and proceeds from sales of investment securities, other than short-term investments, were $20,843,632 and $14,392,134, respectively.

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT
The Fund’s investments are managed by Edge Advisors, LLC (the “Adviser”) pursuant to the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at the annual rate of 0.99% of its average daily net assets.

20

BLUE CURRENT GLOBAL DIVIDEND FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Pursuant to an Expense Limitation Agreement between the Fund and the Adviser (the “ELA”), the Adviser has agreed, until January 1, 2018, to reduce its investment advisory fees and reimburse other expenses to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs; taxes; interest; acquired fund fees and expenses; extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business; and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940) to an amount not exceeding 0.99% of the Fund’s average daily net assets. Accordingly, the Adviser reduced its investment advisory fees in the amount of $112,919 during the six months ended February 28, 2017.

Under the terms of the ELA, investment advisory fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses to exceed (i) the expense limitation then in effect, if any , and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. As of February 28, 2017, the Adviser may seek recoupment of investment advisory fee reductions no later than the dates stated below:

August 31, 2018	August 31, 2019	February 29, 2020	Total
$159,675	$189,186	$112,919	$461,780

Until April 25, 2017, an officer of the Fund was also an officer of the Adviser.

OTHER SERVICE PROVIDERS
Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, compliance and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies, and costs of pricing the Fund’s portfolio securities.

DISTRIBUTION AGREEMENT
Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers and a Trustee of the Trust are also officers of Ultimus and the Distributor and are not paid by the Fund for serving in such capacities.

TRUSTEE COMPENSATION
Effective October 1, 2016 each Trustee, who is not an “interested person” of the Trust (“Independent Trustee”), receives a $1,000 annual retainer from the Fund, paid quarterly, except for the Board Chair person who receives a $1,200 annual retainer from the Fund,

21

BLUE CURRENT GLOBAL DIVIDEND FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

paid quarterly. Each Independent Trustee also receives from the Fund a fee of $500 for each Board meeting attended plus reimbursement for travel and other meeting-related expenses. Prior to October 1, 2016, the Fund paid each Independent Trustee a fee of $500 for each Board meeting attended, plus a $500 annual retainer. Trustees affiliated with the Adviser or Ultimus are not compensated by the Trust for their services.

PRINCIPAL HOLDERS OF FUND SHARES
As of February 28, 2017, the following shareholders owned of record 5% or more of the outstanding shares of the Fund:

Name of Record Owner	% Ownership
Pershing, LLC (for the benefit of multiple shareholders)	85%
Charles Schwab & Co., Inc. (for the benefit of multiple shareholders)	8%

A beneficial owner of 25% or more of a Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholder’s meeting.

5. Derivatives Transactions

There were no transactions in derivative instruments during the six months ended February 28, 2017.

6. Foreign Investment Risk

Compared with investing in the U.S., investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls, and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains or increase losses from investments denominated in foreign currencies. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair an investor’s ability to bring its capital or income back to the U.S. The value of foreign securities may be affected by incomplete, less frequent, or inaccurate financial information about their issuers, social upheavals, or political actions ranging from tax code changes to government collapse. Foreign companies may also receive less coverage by market analysts than U.S. companies and may be subject to different reporting standards or regulatory requirements than those applicable to U.S. companies.

22

BLUE CURRENT GLOBAL DIVIDEND FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

7. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations, warranties, and general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted the following:

●	The subsequent ordinary income dividend disclosed in Note 2.

●	On April 25, 2017, David R. Carson was elected Principal Executive Officer of the Fund.

23

BLUE CURRENT GLOBAL DIVIDEND FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur ongoing costs, including management fees and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (September 1, 2016) and held until the end of the period (February 28, 2017).

The table below illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge sales loads. However, a redemption fee of 2% is applied on the sale of shares held for less than 7 days.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

24

BLUE CURRENT GLOBAL DIVIDEND FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited) (Continued)

Institutional Class	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Net Expense Ratio	Expenses Paid During Period(a)
Based on Actual Fund Return	$1,000.00	$1,059.70	0.99%	$5.06
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,019.89	0.99%	$4.96

(a)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

25

BLUE CURRENT GLOBAL DIVIDEND FUND
OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling 1-800-514-3583, or on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling 1-800-514-3583, or on the SEC’s website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. These filings are available upon request by calling 1-800-514-3583. Furthermore, you may obtain a copy of the filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

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CASTLEMAINE FUNDS

Castlemaine Emerging Markets Opportunities Fund (CNEMX)

Castlemaine Event Driven Fund (CNEVX)

Castlemaine Long/Short Fund (CNLSX)

Castlemaine Market Neutral Fund (CNMNX)

Castlemaine Multi-Strategy Fund (CNMSX)

Semi-Annual Report

February 28, 2017

(Unaudited)

CASTLEMAINE FUNDS LETTER TO SHAREHOLDERS	February 28, 2017

Dear Shareholders,

This is the Semi-Annual Report to Shareholders of Castlemaine Emerging Markets Opportunities Fund, Castlemaine Event Driven Fund, Castlemaine Long/Short Fund, Castlemaine Market Neutral Fund, and Castlemaine Multi-Strategy Fund, (collectively, the “Castlemaine Funds”) for the six months ended February 28, 2017. On behalf of the investment manager, Castlemaine LLC (the “Adviser”), we would like to thank you for your continued investment in the funds.

Over the past six months the Castlemaine Market Neutral Fund has strongly outperformed its relevant benchmarks while Emerging Markets, and Event Driven lagged their respective benchmarks. Both Castlemaine Long/Short and Multi Strategy kept pace with their respective benchmarks.

Castlemaine Funds Performance vs. benchmarks for six months ended February 28, 2017

	Emerging Markets	Event Driven	Long Short	Market Neutral	Multi Strategy
	CNEMX	CNEVX	CNLSX	CNMNX	CNMSX
Performance Since Aug. 31, 2016	-5.85%	5.71%	4.53%	7.23%	0.48%
— Relevant Benchmark (1)	-0.01%	6.42%	4.40%	-0.13%	2.87%

(1)	Benchmarks: HFRX Emerging Markets Index, HFRX Event Driven Index, HFRX Equity Hedge Index, HFRX EH Market Neutral Index and HFRX RV Multi Strategy Index

Market & Economic Conditions Summary

The period from August 2016 through February 2017 was historic, both in terms of the outcome of the US President Election as well as in terms of market impact. The election of Donald Trump caused US equity markets to surge, while Emerging Markets tanked, the dollar rallied and US bonds sold off. February 2017 has seen the euphoria continue with another strong month for US Equities, as the S&P 500 and Dow Jones Indices made all-time highs. Driving the rally was a surge of optimism regarding potentially lower government tax policies and better than expected earnings for many large US companies. Historical perspective or rational economic analysis does not seem to be working in the markets today. Valuations are high when compared to earnings growth, and interest rates are expected to rise next month. The inexorable climb higher in US Equity markets seems to be a function of asset allocation flows (out of bonds and into equities) and of buoyant optimism regarding tax and business policies of the Trump administration. Cash on the side-lines remains high, private equity & venture capital firms continue to raise money with ease and we just witnessed the return of the Internet mega-IPO with the successful listing of Snapchat (NYSE:SNAP) at over 40x future 2017 sales. Overall the biggest challenge to managing portfolios in this uncertain market environment is finding effective hedges and offsets. Traditional index puts and long volatility products have not worked well. Indeed, we continue to see extremely high intra-market daily dispersion yet the end-result is the recorded calm of minimal overall index price movement. Consequently, on any given day there may be moves of 1-2% in certain sectors which are totally offset by equally large moves in other sectors. What is further consternating to active managers is that this type of behavior does not trend but is often quickly reversed or reshuffled making portfolios that are allocated with biases to specific themes, assets or sectors much more volatile than a casual glance to S&P 500 daily volatility would imply. This market behavior is an important regime change from the last few years of much higher inter-sector correlations. Ideally, this type of breakdown and increase in dispersion should provide much greater opportunities to source individual security alpha.

The Castlemaine Funds are managed with a flexible investment approach and utilize alternative market hedging strategies which we expect to result in lower overall risk without sacrificing market returns. Although each Castlemaine Fund is managed in accordance with its investment objectives, we nonetheless strive to provide a commonality of investment philosophy with an overlap of research and an incorporation of prudent risk budgeting.

Castlemaine Emerging Markets Opportunities Fund

The Castlemaine Emerging Markets Opportunities Fund seeks to provide high total return by investing primarily in securities and other investments that are related to companies or governments economically tied to international emerging markets. The Fund invests in long and short positions in securities, including common and preferred stocks, depositary receipts, exchange traded funds (“ETFs”), and warrants. The Fund may also invest in foreign currency forward contracts (“forwards”) for both hedging and speculative purposes. The Adviser allocates the Fund’s assets among different asset classes and markets using a macro-economic risk-allocation approach to portfolio construction. The Fund’s asset allocation is derived from the Adviser’s view on global macro-economic factors such as central bank interest rate policies, economic growth, equity market risk factors, and political risks.

For the six months ended February 28, 2017, the Castlemaine Emerging Markets Opportunities Fund lost -5.85% compared to the HFRX Emerging Markets Index, which lost -0.01%. The top contributor to performance over the period was the Fund’s exposure to energy sector stocks in Latin America which performed strongly post the decision by OPEC to limit crude oil production. The Fund also recorded its largest losers among gold stocks, which sold off following the election of President Trump and the subsequent surge in the US dollar. Since inception in December of 2015 the Fund has outperformed the HFRX Emerging Markets Index by approximately 250bp.

Castlemaine Emerging Markets Opportunities Fund Performance vs. HFRX Emerging Markets Index since inception (December 29, 2015) through February 28, 2017

Castlemaine Emerging Markets Opportunities Fund Sector Allocation at February 28, 2017

Castlemaine Emerging Markets Opportunities Fund Top 5 holdings at February 28, 2017

Top 5 Equity Holdings
Security Description	Net Assets
CEMEX SAB-SPONS ADR PART	6.18%
CHINA MOBILE LTD-SPON ADR	4.93%
YPF S.A.-SPONSORED ADR	4.71%
TEVA PHARMACEUTICAL-SP AD	4.26%
ALIBABA GROUP HOLDING-SP	4.17%

Castlemaine Event Driven Fund

The Castlemaine Event Driven Fund seeks capital appreciation through an event-driven strategy that primarily invests in long and short positions in equity securities undergoing event-driven situations, which may include: initial and seasoned equity offerings; extraordinary corporate transactions such as mergers, spin-offs, recapitalizations, tender offers, or other restructurings; upcoming critical dates for launches of new products; regulatory changes; analysts meetings; earnings announcements; covenant issues; bankruptcies; corporate reorganizations; shareholder activism; and significant management and external changes that dramatically change the firm’s profit margins. The Fund seeks to invest in transactions with an identifiable event period and calculable rates of return based on the Adviser’s appraisal of the “event-dynamics”. The Adviser uses a multi-factor model to create a system by which it assigns high reward/low risk investments.

For the six months ended February 28, 2017 the Castlemaine Event Driven Fund returned 5.71% compared to the HFRX Event Driven Index which was up 6.42%. Top contributors to performance over the period were situations involving takeovers in which the Fund held positions in underlying shares or call options. S&P 500 based index puts were the primary detractor to performance. Overall, since inception the Fund trails its benchmark by approximately 100bp.

Castlemaine Event Driven Fund Performance vs. HFRX Event Driven Index since inception (December 29, 2015) through February 28, 2017

Castlemaine Event Driven Fund Sector Allocation at February 28, 2017

Castlemaine Event Driven Fund Top 5 holdings at February 28, 2017

Top 5 Equity Holdings
Security Description	Net Assets
T-MOBILE US INC	4.96%
REYNOLDS AMERICAN INC	3.55%
TIME WARNER INC	3.54%
CYPRESS SEMICONDUCTOR CO	3.35%
UNITED TECHNOLOGIES CORP	3.25%

Castlemaine Long/Short Fund

The Castlemaine Long/Short Fund seeks capital appreciation by primarily investing in long and short positions in equity securities. The Fund may also invest in options and futures on securities. The Adviser allocates the Fund’s assets among different asset classes and markets using a macro-economic risk-allocation approach to portfolio construction. The Adviser uses these factors to determine overall gross and net exposure to various assets and markets. The investment selection process is not limited to fundamental security considerations, but the Adviser takes long positions in companies and sectors that are increasing cash flow, improving operating margins, or growing top-line revenues, while taking short positions in those companies and sectors exhibiting a negative trend in the aforementioned fundamental factors. Usually, the Fund’s portfolio will be net long, but it may at times invest all of its assets in short positions. This investment latitude allows the Adviser the flexibility in balancing the risk and return profile of the Fund during bull markets (rising asset prices) and bear markets (falling asset prices).

For the six months ended February 28, 2017 the Castlemaine Long Short Fund returned 4.53% compared to the HFRX Equity Hedge Index, which gained 4.40%. Outperformance was driven by our exposure to the technology sector and to stocks such as Apple and Micron, while equity put options on major indices and exchange traded index funds were the primary contributors to losses. Overall, since inception in December 2015 the Fund has outperformed its relevant benchmark by approximately 380bp.

Castlemaine Long/Short Fund Performance vs. HFRX Equity Hedge Index since inception (December 29, 2015) through February 28, 2017

Castlemaine Long/Short Fund Sector Allocation at February 28, 2017

Castlemaine Long/Short Fund Top 5 holdings at February 28, 2017

Top 5 Equity Holdings
Security Description	Net Assets
APPLE INC	5.38%
AMGEN INC	4.16%
LEVEL 3 COMMUNICATIONS INC	4.05%
T-MOBILE US INC	3.93%
SEAGATE TECHNOLOGY	3.78%

Castlemaine Market Neutral Fund

The Castlemaine Market Neutral Fund seeks total return, consisting of income and capital appreciation, by employing a market neutral investment strategy, which the Fund defines as a strategy that attempts to create a portfolio that has a low correlation to the fluctuation in the general US equity markets. The Adviser seeks to implement this strategy by investing in long and short positions of equity securities and options on securities. The Adviser uses a macro-economic framework to determine gross and net exposure to various assets and markets. The Adviser generally seeks to build a portfolio of offsetting investments where securities are paired with other securities that often exhibit a high negative correlation of price movement. Therefore, as the value of securities markets increase (or decrease), the value of the paired assets will inversely decrease (or increase), which generates a market-neutral return. The Fund’s portfolio will alternate between net long and net short exposure depending on market conditions. This investment latitude allows the Adviser to have the flexibility in balancing the risk and return profile of the Fund.

For the six months ended February 28, 2017 the Castlemaine Market Neutral Fund returned 7.23% compared to the HFRX Market Neutral Index, which recorded a loss of -0.13%. Outperformance was driven by the Fund’s exposure to large cap defense stocks such as Boeing and to technology leaders such as Apple while equity put options on major indices and exchange traded index funds were the primary contributors to losses. Overall, since inception the Fund has significantly outperformed its benchmark by nearly 1400bp.

Castlemaine Market Neutral Fund Performance vs. HFRX Equity Market Neutral Index since inception (December 29, 2015) through February 28, 2017

Castlemaine Market Neutral Fund Sector Allocation at February 28, 2017

Castlemaine Market Neutral Fund Top 5 holdings at February 28, 2017

Top 5 Equity Holdings
Security Description	Net Assets
BOEING CO/THE	5.47%
CORNING INC	4.19%
APPLE INC	4.16%
RIO TINTO PLC-SPON ADR	3.15%
JETBLUE AIRWAYS CORP	3.03%

Castlemaine Multi-Strategy Fund

The Castlemaine Multi-Strategy Fund seeks capital appreciation by using a flexible allocation strategy that includes both direct investments in securities and investments in affiliated and unaffiliated investment companies, including mutual funds, closed-end funds, and ETFs, that employ various investment strategies as discussed below. Typically, the Fund’s portfolio will consist of about 50% of its net assets invested in affiliated funds (i.e., investment companies advised by the Adviser), including Castlemaine Emerging Markets Opportunities Fund, Castlemaine Event Driven Fund, Castlemaine Long/Short Fund, Castlemaine Market Neutral Fund, and other funds that may be managed by the Adviser in the future. The balance of the Fund’s portfolio will normally be invested in unaffiliated funds and directly in equity securities that provide exposure to other strategies.

For the six months ended February 28, 2017 the Castlemaine Multi-Strategy Fund returned 0.48% compared to the HFRX Multi Strategy Index, which gained 0.86%. Top contributors to performance over the period were 20% allocation to each of the Castlemaine Event Driven and Castlemaine Market Neutral Fund, which posted returns of 5.7% and 7.2%, respectively, over the period. Investments in a Japanese market ETF and in the Castlemaine Emerging Market Fund detracted from performance over the period. Overall, since inception the Fund has outperformed the benchmark by 455bp.

Castlemaine Multi-Strategy Fund Performance vs. HFRX Multi Strategy Index since inception (December 29, 2015) through February 28, 2017

Castlemaine Multi-Strategy Top 5 holdings at February 28, 2017

Top 5 Equity Holdings
Security Description	Net Assets
Castlemaine Event Driven Fund	21.93%
Castlemaine Market Neutral Fund	20.82%
Castlemaine Long/Short Fund	20.12%
Castlemaine Emerging Markets Opportunity Fund	19.48%
Ishares Iboxx USD High Yield ETF	7.54%

On behalf of the investment manager, Castlemaine LLC, we would like to thank you for your continued investment.

Sincerely,

Alfredo Viegas
Chief Investment Officer, Castlemaine LLC

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month end are available by calling 1-888-594-0006.

An investor should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. The Funds’ prospectus contains this and other important information. To obtain a copy of the Funds’ prospectus please call 1-888-594-0006 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Castlemaine Funds are distributed by Ultimus Fund Distributors, LLC.

This Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. The securities held by the Funds that are discussed in the Letter to Shareholders were held during the period covered by this Report. They do not comprise the entire investment portfolios of the Funds, may be sold at any time and may no longer be held by the Funds. For a complete list of securities held by the Funds as of February 28, 2017, please see the Schedules of Investments and Schedules of Securities Sold Short sections of this report. The opinions of the Adviser with respect to those securities may change at any time.

Statements in the Letter to Shareholders that reflect projections or expectations for future financial or economic performance of the Funds and the market in general and statements of the Funds’ plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed, or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to factors noted with such forward-looking statements include, without limitation, general economic conditions, such as inflation, recession, and interest rates. Past performance is not a guarantee of future results.

CASTLEMAINE EMERGING MARKETS OPPORTUNITIES FUND
PORTFOLIO INFORMATION
February 28, 2017 (Unaudited)

Net Sector Exposure*

*	The net percentages are computed by taking the net dollar exposure, including short positions, and dividing by the net assets of the Fund. Consequently, the percentages will not total to 100%.

Top 10 Long Equity Holdings
Security Description	% of Net Assets
CEMEX, S.A.B. de C.V. - ADR	6.2%
China Mobile Ltd. - ADR	4.9%
YPF S.A. - ADR	4.7%
Teva Pharmaceutical Industries Ltd. - ADR	4.3%
Alibaba Group Holding Ltd. - ADR	4.2%
iShares MSCI Mexico Capped ETF	4.1%
Sociedad Quimica y Minera de Chile S.A. - ADR	3.8%
China Life Insurance Company Ltd. - ADR	3.7%
iShares MSCI South Africa ETF	3.6%
Telecom Argentina S.A. - ADR	3.4%

All Short Equity Holdings
Security Description	% of Net Assets
iShares MSCI EAFE ETF	(4.9%)
iShares MSCI South Korea Capped ETF	(4.8%)
iShares JPMorgan USD Emerging Markets Bond ETF	(4.6%)
iShares MSCI Singapore Capped ETF	(3.6%)
iShares MSCI India ETF	(3.6%)
iShares MSCI Hong Kong ETF	(1.7%)
ProShares Short VIX Short-Term Futures ETF	(1.0%)

CASTLEMAINE EVENT DRIVEN FUND
PORTFOLIO INFORMATION
February 28, 2017 (Unaudited)

Net Sector Exposure*

*	The net percentages are computed by taking the net dollar exposure, including short positions, and dividing by the net assets of the Fund. Consequently, the percentages will not total to 100%.

Top 10 Long Equity Holdings
Security Description	% of Net Assets
Reynolds American, Inc.	3.6%
Time Warner, Inc.	3.5%
Cypress Semiconductor Corporation	3.3%
United Technologies Corporation	3.2%
Nexstar Media Group, Inc. - Class A	3.0%
BioMarin Pharmaceutical, Inc.	2.7%
T-Mobile US, Inc.	2.7%
InvenSense, Inc.	2.7%
Basic Energy Services, Inc.	2.6%
Amgen, Inc.	2.5%

All Short Equity Holdings
Security Description	% of Net Assets
British American Tobacco plc - ADR	(1.8%)
ProShares Short VIX Short-Term Futures ETF	(1.8%)

CASTLEMAINE LONG/SHORT FUND
PORTFOLIO INFORMATION
February 28, 2017 (Unaudited)

Net Sector Exposure*

*	The net percentages are computed by taking the net dollar exposure, including short positions, and dividing by the net assets of the Fund. Consequently, the percentages will not total to 100%.

Top 10 Long Equity Holdings
Security Description	% of Net Assets
Apple, Inc.	5.4%
Amgen, Inc.	4.2%
Level 3 Communications, Inc.	4.0%
Seagate Technology plc	3.8%
DHT Holdings, Inc.	3.6%
Gilead Sciences, Inc.	3.3%
Rio Tinto plc - ADR	3.3%
Corning, Inc.	3.2%
Cypress Semiconductor Corporation	3.1%
BHP Billiton Ltd. - ADR	2.9%

All Short Equity Holdings
Security Description	% of Net Assets
AvalonBay Communities, Inc.	(2.9%)
iShares 20+ Year Treasury Bond ETF	(2.9%)
Caterpillar, Inc.	(2.3%)
Facebook, Inc. - Class A	(2.1%)
Baxter International, Inc.	(2.0%)
ProShares Short VIX Short-Term Futures ETF	(1.9%)
Domino's Pizza, Inc.	(1.5%)
Harley-Davidson, Inc.	(1.3%)
Comcast Corporation - Class A	(1.2%)
CarMax, Inc.	(1.0%)

CASTLEMAINE MARKET NEUTRAL FUND
PORTFOLIO INFORMATION
February 28, 2017 (Unaudited)

Net Sector Exposure*

*	The net percentages are computed by taking the net dollar exposure, including short positions, and dividing by the net assets of the Fund. Consequently, the percentages will not total to 100%.

Top 10 Long Equity Holdings
Security Description	% of Net Assets
Boeing Company (The)	5.5%
Corning, Inc.	4.2%
Apple, Inc.	4.2%
Rio Tinto plc - ADR	3.2%
JetBlue Airways Corporation	3.0%
Cypress Semiconductor Corporation	3.0%
Seagate Technology plc	2.9%
BHP Billiton Ltd. - ADR	2.9%
Bank of America Corporation	2.8%
CenturyLink, Inc.	2.8%

Top 10 Short Equity Holdings
Security Description	% of Net Assets
iShares Russell 2000 ETF	(3.1%)
ProShares Short VIX Short-Term Futures ETF	(2.8%)
iShares 20+ Year Treasury Bond ETF	(2.8%)
Caterpillar, Inc.	(2.2%)
Facebook, Inc. - Class A	(2.1%)
Baxter International, Inc.	(1.5%)
CarMax, Inc.	(1.5%)
AvalonBay Communities, Inc.	(1.4%)
iShares U.S. Telecommunications ETF	(1.3%)
iShares U.S. Home Construction ETF	(1.1%)

CASTLEMAINE MULTI-STRATEGY FUND
PORTFOLIO INFORMATION
February 28, 2017 (Unaudited)

Sector Exposure

All Long Equity Holdings
Security Description	% of Net Assets
Castlemaine Event Driven Fund	22.0%
Castlemaine Market Neutral Fund	20.8%
Castlemaine Long/Short Fund	20.1%
Castlemaine Emerging Markets Opportunities Fund	19.5%
iShares iBoxx $ High Yield Corporate Bond ETF	7.5%
iShares TIPS Bond ETF	3.3%
ProShares UltraShort Euro	1.5%
Deutsche X-trackers MSCI Europe Hedged Equity ETF	1.2%

CASTLEMAINE EMERGING MARKETS OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS February 28, 2017 (Unaudited)
COMMON STOCKS — 85.1%	Shares	Value
Consumer Discretionary — 3.5%
Automobiles — 1.4%
Tata Motors Ltd. - ADR	500	$16,795

Internet & Direct Marketing Retail — 2.1%
Vipshop Holdings Ltd. - ADR (a)	2,000	26,020

Consumer Staples — 2.6%
Beverages — 2.6%
Fomento Economico Mexicano, S.A.B. de C.V. - ADR (b)	400	32,216

Energy — 21.4%
Oil, Gas & Consumable Fuels — 21.4%
China Petroleum & Chemical Corporation - ADR	400	31,028
CNOOC Ltd. - ADR	300	35,607
Ecopetrol S.A. - ADR (a)	2,000	18,040
Gazprom PJSC - ADR	2,000	8,920
PetroChina Company Ltd. - ADR	500	37,980
Petroleo Brasileiro S.A. - ADR (a)	2,500	25,200
Sasol Ltd. - ADR	1,000	28,360
Ultrapar Participacoes S.A. - ADR	1,000	20,750
YPF S.A. - ADR (b)	2,800	58,100
		263,985
Financials — 6.0%
Banks — 2.3%
Banco Bilbao Vizcaya Argentaria S.A. - ADR	2,000	13,080
Grupo Financiero Santander México, S.A.B. de C.V. - Class B - ADR	2,000	15,040
		28,120
Insurance — 3.7%
China Life Insurance Company Ltd. - ADR	3,000	45,630

Health Care — 7.0%
Pharmaceuticals — 7.0%
Dr. Reddy's Laboratories Ltd. - ADR (b)	800	34,368
Teva Pharmaceutical Industries Ltd. - ADR (b)	1,500	52,530
		86,898
Industrials — 11.4%
Air Freight & Logistics — 2.1%
ZTO Express Cayman, Inc. - ADR (a)	2,000	25,780

See accompanying notes to financial statements.

CASTLEMAINE EMERGING MARKETS OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 85.1% (Continued)	Shares	Value
Industrials — 11.4% (Continued)
Airlines — 3.1%
Avianca Holdings S.A. - ADR	1,000	$7,760
Controladora Vuela Cia de Aviacion S.A.B de C.V. - ADR (a)	2,500	30,300
		38,060
Building Products — 6.2%
CEMEX, S.A.B. de C.V. - ADR (a)	9,000	76,140

Information Technology — 6.8%
Internet Software & Services — 4.2%
Alibaba Group Holding Ltd. - ADR (a) (c)	500	51,450

Semiconductors & Semiconductor Equipment — 2.6%
Silicon Motion Technology Corporation - ADR	800	32,472

Materials — 15.1%
Chemicals — 5.5%
Braskem S.A. - ADR	1,000	20,610
Sociedad Quimica y Minera de Chile S.A. - ADR	1,500	47,250
		67,860
Metals & Mining — 9.6%
AngloGold Ashanti Ltd. - ADR (a)	3,000	33,060
Cia de Minas Buenaventura S.A.A. - ADR	2,500	30,750
Gold Fields Ltd. - ADR	11,000	33,990
Sibanye Gold Ltd. - ADR	2,500	20,275
		118,075
Telecommunication Services — 11.3%
Diversified Telecommunication Services — 6.4%
Telecom Argentina S.A. - ADR	2,000	42,320
Telefonica Brasil S.A. - ADR	2,500	36,025
		78,345
Wireless Telecommunication Services — 4.9%
China Mobile Ltd. - ADR (b)	1,100	60,786

Total Common Stocks (Cost $957,934)		$1,048,632

EXCHANGE-TRADED FUNDS — 8.5%	Shares	Value
iShares MSCI Mexico Capped ETF (b) (c)	1,100	$50,688
iShares MSCI South Africa ETF (b)	800	43,992
VanEck Vectors Russia ETF	500	10,085
Total Exchange-Traded Funds (Cost $106,535)		$104,765

See accompanying notes to financial statements.

CASTLEMAINE EMERGING MARKETS OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued)
PURCHASED OPTION CONTRACTS — 1.3%	Expiration Date	Strike Price	Contracts	Value
Call Option Contracts — 1.2%
CEMEX, S.A.B. de C.V.	03/17/17	$9.00	100	$1,600
iPath S&P® 500 VIX Short-Term Futures ETN (c)	03/17/17	20.00	35	1,960
iShares MSCI Brazil Capped ETF (c)	03/17/17	36.00	10	2,320
iShares MSCI Mexico Capped ETF (c)	03/17/17	47.00	90	4,860
Silicon Motion Technology Corporation	03/17/17	45.00	15	300
Tata Motors Ltd.	04/21/17	35.00	15	1,200
Teva Pharmaceutical Industries Ltd.	03/17/17	35.00	25	2,375
Teva Pharmaceutical Industries Ltd.	03/17/17	40.00	15	60
				14,675
Put Option Contracts — 0.1%
SPDR® S&P® 500 ETF Trust (c)	03/17/17	225.00	10	370
SPDR® S&P® 500 ETF Trust	03/17/17	230.00	10	790
				1,160
Total Purchased Option Contracts (Cost $21,130)				$15,835

U.S. TREASURY OBLIGATIONS — 10.1%	Maturity	Coupon	Par Value	Value
U.S. Treasury Bills (d) (Cost $124,910)	04/27/17	0.453%	$125,000	$124,904

Total Investments at Value — 105.0% (Cost $1,210,509)				$1,294,136

Liabilities in Excess of Other Assets (e) — (5.0%)				(61,362)

Net Assets — 100.0%				$1,232,774

ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of the shares have been committed as collateral for open short positions.
(c)	All or a portion of the security covers written option contracts.
(d)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(e)	Includes cash held as margin deposits for open short positions.
See accompanying notes to financial statements.

CASTLEMAINE EMERGING MARKETS OPPORTUNITIES FUND SUMMARY OF COMMON STOCKS AND ETFs BY COUNTRY February 28, 2017 (Unaudited)
Country	Value	% of Net Assets
Mexico	$204,384	16.6%
China	166,088	13.5%
South Africa	159,677	13.0%
Brazil	102,585	8.3%
Argentina	100,420	8.1%
Hong Kong	96,393	7.8%
Cayman Islands	84,272	6.8%
Israel	52,530	4.3%
India	51,163	4.2%
Chile	47,250	3.8%
Peru	30,750	2.5%
Russian Federation	19,005	1.5%
Colombia	18,040	1.5%
Spain	13,080	1.1%
Panama	7,760	0.6%
	$1,153,397	93.6%

See accompanying notes to financial statements.

CASTLEMAINE EMERGING MARKETS OPPORTUNITIES FUND SCHEDULE OF SECURITIES SOLD SHORT February 28, 2017 (Unaudited)
EXCHANGE-TRADED FUNDS — 24.2%	Shares	Value
iShares JPMorgan USD Emerging Markets Bond ETF	500	$56,780
iShares MSCI EAFE ETF	1,000	60,340
iShares MSCI Hong Kong ETF	1,000	21,610
iShares MSCI India ETF	1,500	44,505
iShares MSCI Singapore Capped ETF	2,000	44,640
iShares MSCI South Korea Capped ETF	1,000	58,560
ProShares Short VIX Short-Term Futures ETF	100	12,250
Total Securities Sold Short — 24.2% (Proceeds $281,800)		$298,685

CASTLEMAINE EMERGING MARKETS OPPORTUNITIES FUND SUMMARY OF ETFs SOLD SHORT BY COUNTRY OR REGION February 28, 2017 (Unaudited)
Country or Region	Value	% of Net Assets
Europe, Australasia and Far East	$60,340	4.9%
South Korea	58,560	4.8%
Asia, Europe, Latin America, and Middle East/Africa	56,780	4.6%
Singapore	44,640	3.6%
India	44,505	3.6%
Hong Kong	21,610	1.7%
United States	12,250	1.0%
	$298,685	24.2%

See accompanying notes to financial statements.

CASTLEMAINE EMERGING MARKETS OPPORTUNITIES FUND SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS February 28, 2017 (Unaudited)
WRITTEN OPTION CONTRACTS	Expiration Date	Strike Price	Contracts	Value of Options	Premiums Received
Call Option Contracts
Alibaba Group Holding Ltd. - ADR	03/17/17	$109.00	5	$140	$532
iPath S&P® 500 VIX Short-Term Futures ETN	03/17/17	25.00	10	150	662
iShares MSCI Brazil Capped ETF	03/17/17	40.50	10	190	722
iShares MSCI Mexico Capped ETF	03/17/17	48.00	30	750	1,541
				1,230	3,457
Put Option Contracts
SPDR® S&P® 500 ETF Trust	03/17/17	212.00	10	100	476

Total Written Option Contracts				$1,330	$3,933

See accompanying notes to financial statements.

CASTLEMAINE EVENT DRIVEN FUND SCHEDULE OF INVESTMENTS February 28, 2017 (Unaudited)
COMMON STOCKS — 84.5%	Shares	Value
Consumer Discretionary — 18.1%
Household Durables — 1.1%
Sony Corporation - ADR	500	$15,480

Leisure Products — 0.2%
Performance Sports Group Ltd. (a)	2,500	2,425

Media — 15.1%
AMC Entertainment Holdings, Inc. - Class A	533	16,710
ITV plc - ADR	500	12,570
Lions Gate Entertainment Corporation - Class A	500	13,385
Nexstar Media Group, Inc. - Class A	600	41,342
Time Warner, Inc.	500	49,105
Time, Inc.	1,500	26,325
tronc, Inc.	1,900	27,740
Walt Disney Company (The) (b)	200	22,018
		209,195
Multi-Line Retail — 1.7%
Macy's, Inc.	700	23,254

Consumer Staples — 7.0%
Food Products — 2.4%
Hershey Company (The)	300	32,505

Tobacco — 4.6%
Altria Group, Inc.	200	14,984
Reynolds American, Inc.	800	49,256
		64,240
Energy — 7.2%
Oil, Gas & Consumable Fuels — 7.2%
Apache Corporation	500	26,295
Basic Energy Services, Inc. (a)	900	35,442
Exxon Mobil Corporation	164	13,318
SM Energy Company	1,000	24,650
		99,705
Financials — 0.6%
Thrifts & Mortgage Finance — 0.6%
Federal National Mortgage Association (a)	3,000	8,843

See accompanying notes to financial statements.

CASTLEMAINE EVENT DRIVEN FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 84.5% (Continued)	Shares	Value
Health Care — 14.2%
Biotechnology — 11.6%
Actelion Ltd. - ADR (a)	300	$20,210
Amgen, Inc.	200	35,306
BioMarin Pharmaceutical, Inc. (a)	400	37,572
Gilead Sciences, Inc. (c)	400	28,192
Heron Therapeutics, Inc. (a)	1,000	14,300
Ophthotech Corporation (a)	1,000	3,580
Sarepta Therapeutics, Inc. (a)	700	21,777
		160,937
Health Care Equipment & Supplies — 0.8%
Alere, Inc. (a)	300	11,490

Pharmaceuticals — 1.8%
Depomed, Inc. (a)	1,500	24,585

Industrials — 7.5%
Aerospace & Defense — 3.2%
United Technologies Corporation (c)	400	45,020

Building Products — 1.0%
Ply Gem Holdings, Inc. (a)	800	13,920

Electrical Equipment — 1.7%
Energous Corporation (a)	1,500	23,010

Machinery — 1.6%
Rexnord Corporation (a)	1,000	22,170

Information Technology — 14.9%
Electronic Equipment, Instruments & Components — 2.7%
InvenSense, Inc. (a)	3,000	37,050

Internet Software & Services — 1.6%
Yahoo!, Inc. (a)	500	22,830

IT Services — 0.9%
PayPal Holdings, Inc. (a)	300	12,600

Semiconductors & Semiconductor Equipment — 8.8%
Cypress Semiconductor Corporation	3,500	46,445
Marvell Technology Group Ltd.	2,000	31,200

See accompanying notes to financial statements.

CASTLEMAINE EVENT DRIVEN FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 84.5% (Continued)	Shares	Value
Information Technology — 14.9% (Continued)
Semiconductors & Semiconductor Equipment — 8.8% (Continued)
Micron Technology, Inc. (a)	1,000	$23,440
NXP Semiconductors N.V. (a)	200	20,562
		121,647
Software — 0.9%
Imperva, Inc. (a)	300	12,300

Materials — 9.1%
Chemicals — 5.7%
Monsanto Company	200	22,766
Syngenta AG - ADR	400	34,540
Valspar Corporation (The)	200	22,244
		79,550
Metals & Mining — 3.4%
Pretium Resources, Inc. (a)	3,000	30,330
Sibanye Gold Ltd. - ADR	2,000	16,220
		46,550
Telecommunication Services — 4.4%
Diversified Telecommunication Services — 1.7%
CenturyLink, Inc.	1,000	24,260

Wireless Telecommunication Services — 2.7%
T-Mobile US, Inc. (a)	600	37,518

Utilities — 1.5%
Electric Utilities — 1.5%
Westar Energy, Inc.	400	21,592

Total Common Stocks (Cost $1,109,832)		$1,172,676

RIGHTS — 0.0%	Shares	Value
Interoil Corporation - CRPR (d)	300	$0
Media General, Inc. - CVR (d)	4,000	0
Total Rights (Cost $1,129)		$0

See accompanying notes to financial statements.

CASTLEMAINE EVENT DRIVEN FUND SCHEDULE OF INVESTMENTS (Continued)
PURCHASED OPTION CONTRACTS — 2.4%	Expiration Date	Strike Price	Contracts	Value
Call Option Contracts — 2.2%
Acadia Pharmaceuticals, Inc.	03/17/17	$35.00	15	$6,300
Apache Corporation	03/17/17	60.00	30	90
Apache Corporation	04/21/17	57.50	20	1,240
Depomed, Inc.	03/17/17	30.00	20	300
Energous Corporation	03/17/17	17.50	20	500
iPath S&P® 500 VIX Short-Term Futures ETN (b)	03/17/17	20.00	40	2,240
Micron Technology, Inc.	04/21/17	24.00	10	1,210
Mobileye N.V.	03/17/17	45.00	15	2,925
NXP Semiconductors N.V.	03/17/17	97.50	15	8,625
PayPal Holdings, Inc.	03/17/17	40.00	10	2,140
PayPal Holdings, Inc.	04/21/17	44.00	10	500
Pretium Resources, Inc.	04/21/17	11.00	35	1,925
SM Energy Company	03/17/17	35.00	20	80
Theravance Biopharma, Inc.	03/17/17	35.00	10	150
T-Mobile US, Inc.	04/21/17	65.00	10	1,890
				30,115
Put Option Contracts — 0.2%
iShares Russell 2000 Index Fund	03/17/17	135.00	10	1,200
SPDR® S&P® 500 ETF Trust (b)	03/17/17	225.00	10	370
SPDR® S&P® 500 ETF Trust	03/17/17	230.00	10	790
				2,360
Total Purchased Option Contracts (Cost $27,845)				$32,475

CASTLEMAINE EVENT DRIVEN FUND SCHEDULE OF INVESTMENTS (Continued)
U.S. TREASURY OBLIGATIONS — 7.2%	Maturity	Coupon	Par Value	Value
U.S. Treasury Bills (e) (Cost $99,928)	04/27/17	0.453%	$100,000	$99,923

Total Investments at Value — 94.1% (Cost $1,238,734)				$1,305,074

Other Assets in Excess of Liabilities (f) — 5.9%				82,234

Net Assets — 100.0%				$1,387,308

ADR - American Depositary Receipt
CRPR - Contingent Resource Payment Right
CVR - Contingent Value Right
(a)	Non-income producing security.
(b)	All or a portion of the security covers written option contracts.
(c)	All or a portion of the shares have been committed as collateral for open short positions.
(d)

Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total value of such securities is $0 at February 28, 2017, representing 0.0% of net assets (Note 2).

(e)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(f)	Includes cash held as margin deposits for open short positions.
See accompanying notes to financial statements.

CASTLEMAINE EVENT DRIVEN FUND SCHEDULE OF SECURITIES SOLD SHORT February 28, 2017 (Unaudited)
COMMON STOCKS — 1.8%	Shares	Value
Consumer Staples — 1.8%
Tobacco — 1.8%
British American Tobacco plc - ADR (Proceeds $22,428)	400	$25,536

EXCHANGE-TRADED FUNDS — 1.8%	Shares	Value
ProShares Short VIX Short-Term Futures ETF (Proceeds $20,001)	200	$24,500

Total Securities Sold Short — 3.6% (Proceeds $42,429)		$50,036

CASTLEMAINE EVENT DRIVEN FUND SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS February 28, 2017 (Unaudited)
WRITTEN OPTION CONTRACTS	Expiration Date	Strike Price	Contracts	Value of Options	Premiums Received
Call Option Contracts
iPath S&P® 500 VIX Short-Term Futures ETN	03/17/17	$25.00	10	$150	$701
Walt Disney Company (The)	03/17/17	112.00	2	104	145
				254	846
Put Option Contracts
ProShares Short VIX Short-Term Futures ETF	03/17/17	97.00	3	300	921
SPDR® S&P® 500 ETF Trust	03/17/17	212.00	10	100	477
				400	1,398
Total Written Option Contracts				$654	$2,244

ADR - American Depositary Receipt
See accompanying notes to financial statements.

CASTLEMAINE LONG/SHORT FUND SCHEDULE OF INVESTMENTS February 28, 2017 (Unaudited)
COMMON STOCKS — 87.6%	Shares	Value
Consumer Discretionary — 9.8%
Automobiles — 2.0%
Ford Motor Company	2,000	$25,060

Household Durables — 3.6%
CalAtlantic Group, Inc.	600	21,198
Sony Corporation - ADR	800	24,768
		45,966
Media — 2.8%
Lions Gate Entertainment Corporation - Class A	500	13,385
Walt Disney Company (The) (b)	200	22,018
		35,403
Textiles, Apparel & Luxury Goods — 1.4%
Michael Kors Holdings Ltd. (a)	500	18,250

Consumer Staples — 3.2%
Food Products — 3.2%
Hershey Company (The)	200	21,670
Tyson Foods, Inc. - Class A	300	18,768
		40,438
Energy — 15.8%
Oil, Gas & Consumable Fuels — 15.8%
Apache Corporation	500	26,295
Basic Energy Services, Inc. (a)	600	23,628
Cabot Oil & Gas Corporation	1,000	21,900
ConocoPhillips	300	14,271
DHT Holdings, Inc.	10,000	46,300
Gener8 Maritime, Inc. (a)	6,000	29,280
SM Energy Company	1,100	27,115
WPX Energy, Inc. (a)	1,000	12,900
		201,689
Financials — 1.3%
Banks — 1.3%
Webster Financial Corporation	300	16,479

Health Care — 12.4%
Biotechnology — 10.5%
Amgen, Inc.	300	52,959
BioMarin Pharmaceutical, Inc. (a)	400	37,572
Gilead Sciences, Inc. (c)	600	42,288
		132,819

See accompanying notes to financial statements.

CASTLEMAINE LONG/SHORT FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 87.6% (Continued)	Shares	Value
Health Care — 12.4% (Continued)
Health Care Equipment & Supplies — 1.9%
Boston Scientific Corporation (a)	1,000	$24,550

Industrials — 2.8%
Airlines — 2.8%
JetBlue Airways Corporation (a)	1,800	35,928

Information Technology — 21.7%
Electronic Equipment, Instruments & Components — 3.2%
Corning, Inc. (b)	1,500	41,415

Semiconductors & Semiconductor Equipment — 6.8%
Cypress Semiconductor Corporation	3,000	39,810
Marvell Technology Group Ltd.	1,500	23,400
Micron Technology, Inc. (a)	1,000	23,440
		86,650
Software — 2.5%
Microsoft Corporation	500	31,990

Technology Hardware, Storage & Peripherals — 9.2%
Apple, Inc. (c)	500	68,495
Seagate Technology plc (b)	1,000	48,190
		116,685
Materials — 11.5%
Chemicals — 2.5%
Mosaic Company (The)	1,000	31,190

Construction Materials — 2.8%
Vulcan Materials Company	300	36,183

Metals & Mining — 6.2%
BHP Billiton Ltd. - ADR (c)	1,000	37,820
Rio Tinto plc - ADR (c)	1,000	41,520
		79,340
Telecommunication Services — 9.1%
Diversified Telecommunication Services — 6.9%
CenturyLink, Inc.	1,500	36,390
Level 3 Communications, Inc. (a) (c)	900	51,525
		87,915

See accompanying notes to financial statements.

CASTLEMAINE LONG/SHORT FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 87.6% (Continued)	Shares	Value
Telecommunication Services — 9.1% (Continued)
Wireless Telecommunication Services — 2.2%
Sprint Corporation (a)	1,000	$8,810
T-Mobile US, Inc. (a)	300	18,759
		27,569

Total Common Stocks (Cost $994,020)		$1,115,519

PURCHASED OPTION CONTRACTS — 2.4%	Expiration Date	Strike Price	Contracts	Value
Call Option Contracts — 2.2%
Activision Blizzard, Inc.	03/17/17	$45.00	20	$1,940
Agnico Eagle Mines Ltd.	03/17/17	50.00	45	780
Apache Corporation	04/21/17	57.50	20	1,240
Apache Corporation	03/17/17	60.00	30	90
Apple, Inc.	03/17/17	130.00	5	3,625
Cabot Oil & Gas Corporation	03/17/17	23.00	10	450
Citigroup, Inc.	03/17/17	60.00	10	1,070
Financial Select Sector SPDR® Fund (The)	03/17/17	24.00	25	1,750
iPath S&P® 500 VIX Short-Term Futures ETN (b)	03/17/17	20.00	40	2,240
Lowe's Companies, Inc.	04/21/17	77.50	5	695
Micron Technology, Inc.	04/21/17	24.00	10	1,210
Mobileye N.V.	03/17/17	40.00	5	3,000
Newmont Mining Corporation	03/17/17	39.00	10	80
Newmont Mining Corporation	04/21/17	38.00	20	1,260
PayPal Holdings, Inc.	03/17/17	40.00	10	2,140
Range Resources Corporation	03/17/17	38.00	30	150
Range Resources Corporation	04/21/17	30.00	15	1,200
Raytheon Company	03/17/17	155.00	10	1,940
SM Energy Company	03/17/17	35.00	20	80
SM Energy Company	04/21/17	30.00	25	1,250
T-Mobile US, Inc.	04/21/17	65.00	10	1,890
Vulcan Materials Company	03/17/17	130.00	10	400
Vulcan Materials Company	03/17/17	135.00	10	110
				28,590

See accompanying notes to financial statements.

CASTLEMAINE LONG/SHORT FUND SCHEDULE OF INVESTMENTS (Continued)
PURCHASED OPTION CONTRACTS — 2.4% (Continued)	Expiration Date	Strike Price	Contracts	Value
Put Option Contracts — 0.2%
iShares Russell 2000 Index Fund	03/17/17	$135.00	10	$1,200
SPDR® S&P® 500 ETF Trust (b)	03/17/17	225.00	10	370
SPDR® S&P® 500 ETF Trust	03/17/17	230.00	10	790
				2,360
Total Purchased Option Contracts (Cost $37,800)				$30,950

U.S. TREASURY OBLIGATIONS — 9.8%	Maturity	Coupon	Par Value	Value
U.S. Treasury Bills (d) (Cost $124,910)	04/27/17	0.453%	$125,000	$124,904

Total Investments at Value — 99.8% (Cost $1,156,730)				$1,271,373

Other Assets in Excess of Liabilities (e) — 0.2%				2,336

Net Assets — 100.0%				$1,273,709

ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of the secuirty covers written option contracts.
(c)	All or a portion of the shares have been committed as collateral for open short positions.
(d)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(e)	Includes cash held as margin deposits for open short positions.
See accompanying notes to financial statements.

CASTLEMAINE LONG/SHORT FUND SCHEDULE OF SECURITIES SOLD SHORT February 28, 2017 (Unaudited)
COMMON STOCKS — 14.3%	Shares	Value
Consumer Discretionary — 5.0%
Automobiles — 1.3%
Harley-Davidson, Inc.	300	$16,914

Hotels, Restaurants & Leisure — 1.5%
Domino's Pizza, Inc.	100	18,981

Media — 1.2%
Comcast Corporation - Class A	400	14,968

Specialty Retail — 1.0%
CarMax, Inc.	200	12,908

Health Care — 2.0%
Health Care Equipment & Supplies — 2.0%
Baxter International, Inc.	500	25,460

Industrials — 2.3%
Machinery — 2.3%
Caterpillar, Inc.	300	28,998

Information Technology — 2.1%
Internet Software & Services — 2.1%
Facebook, Inc. - Class A	200	27,108

Real Estate — 2.9%
Equity Real Estate Investment Trusts (REITs) — 2.9%
AvalonBay Communities, Inc.	200	36,756

Total Common Stocks (Proceeds $174,176)		$182,093

EXCHANGE-TRADED FUNDS — 4.8%	Shares	Value
iShares 20+ Year Treasury Bond ETF	300	$36,522
ProShares Short VIX Short-Term Futures ETF	200	24,500
Total Exchange-Traded Funds (Proceeds $55,848)		$61,022

Total Securities Sold Short — 19.1% (Proceeds $230,024)		$243,115

See accompanying notes to financial statements.

CASTLEMAINE LONG/SHORT FUND SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS February 28, 2017 (Unaudited)
WRITTEN OPTION CONTRACTS	Expiration Date	Strike Price	Contracts	Value of Options	Premiums Received
Call Option Contracts
Corning, Inc.	03/17/17	$27.00	15	$1,110	$1,226
iPath S&P® 500 VIX Short-Term Futures ETN	03/17/17	25.00	10	150	701
Seagate Technology	03/17/17	47.00	10	1,890	1,242
Walt Disney Company (The)	03/17/17	112.00	2	104	145
				3,254	3,314
Put Option Contracts
ProShares Short VIX Short-Term Futures	03/17/17	97.00	3	300	921
SPDR® S&P® 500 ETF Trust	03/17/17	212.00	10	100	477
				400	1,398
Total Written Option Contracts				$3,654	$4,712

See accompanying notes to financial statements.

CASTLEMAINE MARKET NEUTRAL FUND SCHEDULE OF INVESTMENTS February 28, 2017 (Unaudited)
COMMON STOCKS — 86.9%	Shares	Value
Consumer Discretionary — 14.2%
Automobiles — 1.9%
Ford Motor Company	2,000	$25,060

Hotels, Restaurants & Leisure — 1.9%
McDonald's Corporation	200	25,530

Household Durables — 7.6%
Beazer Homes USA, Inc. (a)	2,500	30,500
CalAtlantic Group, Inc.	600	21,198
Lennar Corporation - Class A	600	29,274
Sony Corporation - ADR	600	18,576
		99,548
Media — 1.7%
Walt Disney Company (The) (b)	200	22,018

Textiles, Apparel & Luxury Goods — 1.1%
Michael Kors Holdings Ltd. (a)	400	14,600

Consumer Staples — 4.3%
Food & Staples Retailing — 2.7%
Wal-Mart Stores, Inc.	500	35,465

Food Products — 1.6%
Hershey Company (The)	200	21,670

Energy — 11.4%
Oil, Gas & Consumable Fuels — 11.4%
BP plc - ADR	1,000	33,920
Chevron Corporation	200	22,500
ConocoPhillips	200	9,514
DHT Holdings, Inc.	7,000	32,410
Gener8 Maritime, Inc. (a)	3,000	14,640
Range Resources Corporation	500	13,810
SM Energy Company	700	17,255
WPX Energy, Inc. (a)	500	6,450
		150,499
Financials — 3.6%
Banks — 3.6%
Bank of America Corporation	1,500	37,020
Webster Financial Corporation	200	10,986
		48,006

See accompanying notes to financial statements.

CASTLEMAINE MARKET NEUTRAL FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 86.9% (Continued)	Shares	Value
Health Care — 6.7%
Biotechnology — 4.8%
Amgen, Inc.	200	$35,306
Gilead Sciences, Inc. (c)	400	28,192
		63,498
Pharmaceuticals — 1.9%
Eli Lilly & Company (b)	300	24,843

Industrials — 11.6%
Aerospace & Defense — 7.8%
Boeing Company (The) (b)	400	72,092
Raytheon Company	200	30,830
		102,922
Airlines — 3.8%
Hawaiian Holdings, Inc. (a)	200	9,730
JetBlue Airways Corporation (a)	2,000	39,920
		49,650
Information Technology — 21.1%
Communications Equipment — 2.6%
Cisco Systems, Inc. (c)	1,000	34,180

Electronic Equipment, Instruments & Components — 4.2%
Corning, Inc. (b)	2,000	55,220

Semiconductors & Semiconductor Equipment — 4.8%
Cypress Semiconductor Corporation	3,000	39,810
Micron Technology, Inc. (a)	1,000	23,440
		63,250
Software — 2.4%
Microsoft Corporation	500	31,990

Technology Hardware, Storage & Peripherals — 7.1%
Apple, Inc.	400	54,796
Seagate Technology plc (b)	800	38,552
		93,348
Materials — 8.6%
Metals & Mining — 8.6%
BHP Billiton Ltd. - ADR (c)	1,000	37,820
Newmont Mining Corporation (c)	1,000	34,240
Rio Tinto plc - ADR (b) (c)	1,000	41,520
		113,580

See accompanying notes to financial statements.

CASTLEMAINE MARKET NEUTRAL FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 86.9% (Continued)	Shares	Value
Telecommunication Services — 5.4%
Diversified Telecommunication Services — 5.4%
CenturyLink, Inc.	1,500	$36,390
Level 3 Communications, Inc. (a)	600	34,350
		70,740

Total Common Stocks (Cost $948,627)		$1,145,617

EXCHANGE-TRADED FUNDS — 1.4%	Shares	Value
iShares iBoxx $ High Yield Corporate Bond ETF (Cost $16,729)	200	$17,658

PURCHASED OPTION CONTRACTS — 0.5%	Expiration Date	Strike Price	Contracts	Value
Call Option Contracts — 0.3%
iPath S&P® 500 VIX Short-Term Futures ETN (b)	03/17/17	$20.00	40	$2,240
Micron Technology, Inc.	04/21/17	24.00	10	1,210
PayPal Holdings, Inc.	03/17/17	40.00	5	1,070
				4,520
Put Option Contracts — 0.2%
iShares Russell 2000 Index Fund	03/17/17	135.00	10	1,200
SPDR® S&P® 500 ETF Trust (b)	03/17/17	225.00	10	370
SPDR® S&P® 500 ETF Trust	03/17/17	230.00	10	790
				2,360
Total Purchased Option Contracts (Cost $8,700)				$6,880

See accompanying notes to financial statements.

CASTLEMAINE MARKET NEUTRAL FUND SCHEDULE OF INVESTMENTS (Continued)
U.S. TREASURY OBLIGATIONS — 11.4%	Maturity	Coupon	Par Value	Value
U.S. Treasury Bills (d) (Cost $149,892)	04/27/17	0.453%	$150,000	$149,885

Total Investments at Value — 100.2% (Cost $1,123,948)				$1,320,040

Liabilities in Excess of Other Assets (e) — (0.2%)				(2,272)

Net Assets — 100.0%				$1,317,768

ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of the security covers written option contracts.
(c)	All or a portion of the shares have been committed as collateral for open short positions.
(d)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(e)	Includes cash held as margin deposits for open short positions.
See accompanying notes to financial statements.

CASTLEMAINE MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT February 28, 2017 (Unaudited)
COMMON STOCKS — 10.7%	Shares	Value
Consumer Discretionary — 3.5%
Automobiles — 0.9%
Harley-Davidson, Inc.	200	$11,276

Media — 1.1%
Comcast Corporation - Class A	400	14,968

Specialty Retail — 1.5%
CarMax, Inc.	300	19,362

Health Care — 1.5%
Health Care Equipment & Supplies — 1.5%
Baxter International, Inc.	400	20,368

Industrials — 2.2%
Machinery — 2.2%
Caterpillar, Inc.	300	28,998

Information Technology — 2.1%
Internet Software & Services — 2.1%
Facebook, Inc. - Class A	200	27,108

Real Estate — 1.4%
Equity Real Estate Investment Trusts (REITs) — 1.4%
AvalonBay Communities, Inc.	100	18,378

Total Common Stocks (Proceeds $134,235)		$140,458

EXCHANGE-TRADED FUNDS — 11.1%	Shares	Value
iShares 20+ Year Treasury Bond ETF	300	$36,522
iShares Russell 2000 ETF	300	41,352
iShares U.S. Home Construction ETF	500	15,235
iShares U.S. Telecommunications ETF	500	16,630
ProShares Short VIX Short-Term Futures ETF	300	36,750
Total Exchange-Traded Funds (Proceeds $127,033)		$146,489

Total Securities Sold Short — 21.8% (Proceeds $261,268)		$286,947

See accompanying notes to financial statements.

CASTLEMAINE MARKET NEUTRAL FUND SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS February 28, 2017 (Unaudited)
WRITTEN OPTION CONTRACTS	Expiration Date	Strike Price	Contracts	Value of Options	Premiums Received
Call Option Contracts
Boeing Company (The)	03/17/17	$175.00	4	$2,540	$550
Corning, Inc.	03/17/17	27.00	20	1,480	1,620
Eli Lilly & Company	03/17/17	82.50	3	456	236
iPath S&P® 500® VIX Short-Term Futures ETN	03/17/17	25.00	10	150	701
Rio Tinto plc	03/17/17	47.50	10	70	515
Seagate Technology plc	03/17/17	47.00	8	1,512	994
Walt Disney (The)	03/17/17	112.00	2	104	145
				6,312	4,761
Put Option Contracts
ProShares Short VIX Short-Term Futures ETF	03/17/17	97.00	3	300	921
SDPR® S&P 500® ETF Trust	03/17/17	212.00	10	100	477
				400	1,398
Total Written Option Contracts				$6,712	$6,159

See accompanying notes to financial statements.

CASTLEMAINE MULTI-STRATEGY FUND SCHEDULE OF INVESTMENTS February 28, 2017 (Unaudited)
OPEN-END FUNDS — 82.4%	Shares	Value
Castlemaine Emerging Markets Opportunities Fund (a)	20,121	$205,431
Castlemaine Event Driven Fund (a)	20,615	231,295
Castlemaine Long/Short Fund (a) (b)	20,000	212,200
Castlemaine Market Neutral Fund (a) (b)	20,000	219,600
Total Open-End Funds (Cost $807,870)		$868,526

EXCHANGE-TRADED FUNDS — 13.5%	Shares	Value
Deutsche X-trackers MSCI Europe Hedged Equity ETF	500	$13,035
iShares iBoxx $ High Yield Corporate Bond ETF (c)	900	79,461
iShares TIPS Bond ETF (c)	300	34,395
ProShares UltraShort Euro (b)	600	16,050
Total Exchange-Traded Funds (Cost $133,242)		$142,941

Total Investments at Value — 95.9% (Cost $941,112)		$1,011,467

Other Assets in Excess of Liabilities — 4.1%		43,071

Net Assets — 100.0%		$1,054,538

(a)	The security is an investment company advised by the Fund’s adviser, thereby making the company an affiliated company as defined under the Investment Company Act of 1940 (Note 4).
(b)	Non-income producing security.
(c)	All or a portion of the shares have been committed as collateral for open short positions, if any.
See accompanying notes to financial statements.

CASTLEMAINE FUNDS STATEMENTS OF ASSETS AND LIABILITIES February 28, 2017 (Unaudited)
	Castlemaine Emerging Markets Opportunities Fund	Castlemaine Event Driven Fund	Castlemaine Long/Short Fund
ASSETS
Investments in securities:
At acquisition cost	$1,210,509	$1,238,734	$1,156,730
At value (Note 2)	$1,294,136	$1,305,074	$1,271,373
Cash	69,524	69,042	44,187
Deposits with brokers for securities sold short and written options (Note 2)	136,956	21,194	78,599
Dividends receivable	1,201	1,372	3,104
Receivable for investment securities sold	44,959	57,027	141,060
Receivable from Adviser (Note 4)	13,097	12,481	12,654
Other assets	11,640	11,636	11,636
TOTAL ASSETS	1,571,513	1,477,826	1,562,613

LIABILITIES
Securities sold short, at value (Note 2) (proceeds $281,800, $42,429 and $230,024, respectively)	298,685	50,036	243,115
Written options, at value (Notes 2 and 5) (premiums received $3,933, $2,244 and $4,712, respectively)	1,330	654	3,654
Dividends payable on securities sold short (Note 2)	—	—	1,368
Payable for investment securities purchased	28,085	30,000	30,748
Payable to administrator (Note 4)	6,013	5,514	5,513
Accrued brokerage expense on securities sold short (Note 2)	753	488	680
Other accrued expenses	3,873	3,826	3,826
TOTAL LIABILITIES	338,739	90,518	288,904

NET ASSETS	$1,232,774	$1,387,308	$1,273,709

See accompanying notes to financial statements.

CASTLEMAINE FUNDS STATEMENTS OF ASSETS AND LIABILITIES February 28, 2017 (Unaudited) (Continued)
	Castlemaine Emerging Markets Opportunities Fund	Castlemaine Event Driven Fund	Castlemaine Long/Short Fund
Net assets consist of:
Paid-in capital	$1,207,176	$1,240,044	$1,200,000
Accumulated net investment loss	(12,429)	(6,076)	(4,959)
Accumulated net realized gains (losses) from security transactions	(31,318)	93,017	(23,942)
Net unrealized appreciation (depreciation) on:
Investments	83,627	66,340	114,643
Short positions	(16,885)	(7,607)	(13,091)
Written option contracts	2,603	1,590	1,058
Net assets	$1,232,774	$1,387,308	$1,273,709

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	120,723	123,687	120,000

Net asset value, offering price and redemption price per share (Note 2)	$10.21	$11.22	$10.61

See accompanying notes to financial statements.

CASTLEMAINE FUNDS STATEMENTS OF ASSETS AND LIABILITIES February 28, 2017 (Unaudited) (Continued)
	Castlemaine Market Neutral Fund	Castlemaine Multi-Strategy Fund
ASSETS
Investments in securities at acquisition cost:
Unaffiliated investments	$1,123,948	$133,242
Affiliated investments	—	807,870
Total investment in securities at acquisition cost	$1,123,948	$941,112
Investments in securities at value:
Unaffiliated investments	$1,320,040	$142,941
Affiliated investments (Note 4)	—	868,526
Total investments in securities at value	1,320,040	1,011,467
Cash	93,416	30,473
Deposits with brokers for securities sold short and written options (Note 2)	106,082	—
Dividends receivable	4,351	—
Receivable for investment securities sold	73,653	—
Receivable from Adviser (Note 4)	12,585	12,700
Other assets	11,636	9,135
TOTAL ASSETS	1,621,763	1,063,775

LIABILITIES
Securities sold short, at value (Note 2) (proceeds $261,268 and $—, respectively)	286,947	—
Written options, at value (Notes 2 and 5) (premiums received $6,159 and $—, respectively)	6,712	—
Due to prime broker (Note 2)	—	51
Dividends payable on securities sold short (Note 2)	73	—
Payable to administrator (Note 4)	5,513	5,510
Accrued brokerage expense on securities sold short (Note 2)	924	—
Other accrued expenses	3,826	3,676
TOTAL LIABILITIES	303,995	9,237

NET ASSETS	$1,317,768	$1,054,538

Net assets consist of:
Paid-in capital	$1,200,000	$999,946
Accumulated net investment income (loss)	(7,476)	907
Accumulated net realized losses from security transactions	(44,616)	(16,670)
Net unrealized appreciation (depreciation) on:
Unaffiliated investments	196,092	9,699
Affiliated investments	—	60,656
Short positions	(25,679)	—
Written option contracts	(553)	—
Net assets	$1,317,768	$1,054,538

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	120,000	100,000

Net asset value, offering price and redemption price per share (Note 2)	$10.98	$10.55

See accompanying notes to financial statements.

CASTLEMAINE FUNDS STATEMENTS OF OPERATIONS For the Six Months Ended February 28, 2017 (Unaudited)
	Castlemaine Emerging Markets Opportunities Fund	Castlemaine Event Driven Fund	Castlemaine Long/Short Fund
INVESTMENT INCOME
Dividends	$10,892	$5,334	$11,335
Foreign tax withholding	(758)	—	(6)
Interest	266	229	266
TOTAL INVESTMENT INCOME	10,400	5,563	11,595

EXPENSES
Professional fees	20,834	20,834	20,834
Accounting services fees (Note 4)	15,563	12,567	12,561
Administration fees (Note 4)	12,500	12,500	12,500
Investment advisory fees (Note 4)	7,783	8,240	7,538
Compliance service fees (Note 4)	6,108	6,108	6,108
Trustees’ fees and expenses (Note 4)	4,994	4,994	4,994
Brokerage expense on securities sold short (Note 2)	4,124	1,737	3,971
Custodian and bank service fees	3,143	2,136	2,461
Dividend expense on securities sold short (Note 2)	3,183	—	3,524
Insurance expense	1,564	1,564	1,564
Registration and filing fees	1,487	1,487	1,487
Shareholder report printing	1,295	1,235	1,295
Postage and supplies	1,172	1,092	1,007
Transfer agent fees (Note 4)	20	20	20
Other expenses	4,076	4,191	4,348
TOTAL EXPENSES	87,846	78,705	84,212
Less fee reductions and expense reimbursements by Adviser (Note 4)	(71,186)	(67,066)	(67,658)
NET EXPENSES	16,660	11,639	16,554

NET INVESTMENT LOSS	(6,260)	(6,076)	(4,959)

See accompanying notes to financial statements.

CASTLEMAINE FUNDS STATEMENTS OF OPERATIONS For the Six Months Ended February 28, 2017 (Unaudited) (Continued)
	Castlemaine Emerging Markets Opportunities Fund	Castlemaine Event Driven Fund	Castlemaine Long/Short Fund
REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains (losses) from:
Investments	$(3,492)	$101,920	$2,490
Securities sold short	(22,994)	(6,817)	(41,942)
Written option contracts (Note 5)	7,081	13,871	22,630
Foreign currency transactions	(1,250)	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	(47,127)	(19,932)	60,475
Securities sold short	(4,445)	(8,172)	19,027
Written option contracts (Note 5)	1,281	(878)	(1,425)
Forward foreign currency exchange contracts (Note 5)	1,170	—	—
NET REALIZED AND UNREALIZED GAINS (LOSSES)	(69,776)	79,992	61,255

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(76,036)	$73,916	$56,296

See accompanying notes to financial statements.

CASTLEMAINE FUNDS STATEMENTS OF OPERATIONS For the Six Months Ended February 28, 2017 (Unaudited) (Continued)
	Castlemaine Market Neutral Fund	Castlemaine Multi-Strategy Fund
INVESTMENT INCOME
Dividends from unaffiliated issuers	$13,119	$2,881
Dividends from affiliated issuers (Note 4)	—	7,870
Foreign tax withholding	(10)	—
Interest	304	—
TOTAL INVESTMENT INCOME	13,413	10,751

EXPENSES
Professional fees	20,834	18,923
Accounting services fees (Note 4)	12,562	12,551
Administration fees (Note 4)	12,500	12,500
Investment advisory fees (Note 4)	7,777	1,162
Compliance service fees (Note 4)	6,108	6,108
Trustees’ fees and expenses (Note 4)	4,994	4,994
Brokerage expense on securities sold short (Note 2)	5,659	364
Custodian and bank service fees	2,682	2,660
Dividend expense on securities sold short (Note 2)	3,318	—
Insurance expense	1,564	1,564
Registration and filing fees	1,487	1,487
Shareholder report printing	1,295	1,175
Postage and supplies	1,007	1,007
Transfer agent fees (Note 4)	20	10
Other expenses	4,204	3,507
TOTAL EXPENSES	86,011	68,012
Less fee reductions and expense reimbursements by Adviser (Note 4)	(67,689)	(62,552)
NET EXPENSES	18,322	5,460

NET INVESTMENT INCOME (LOSS)	(4,909)	5,291

See accompanying notes to financial statements.

CASTLEMAINE FUNDS STATEMENTS OF OPERATIONS For the Six Months Ended February 28, 2017 (Unaudited) (Continued)
	Castlemaine Market Neutral Fund	Castlemaine Multi-Strategy Fund
REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains (losses) from:
Unaffiliated investments	$28,300	$(10,056)
Securities sold short	(73,787)	(959)
Written option contracts (Note 5)	8,635	236
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	94,959	(6,076)
Affiliated investments (Note 4)	—	15,856
Securities sold short	37,223	—
Written option contracts (Note 5)	(1,516)	—
NET REALIZED AND UNREALIZED GAINS (LOSSES)	93,814	(999)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$88,905	$4,292

See accompanying notes to financial statements.

CASTLEMAINE EMERGING MARKETS OPPORTUNITIES FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended February 28, 2017 (Unaudited)	Period Ended August 31, 2016(a)
FROM OPERATIONS
Net investment loss	$(6,260)	$(13,823)
Net realized gains (losses) from:
Investments	(3,492)	33,290
Securities sold short	(22,994)	(43,358)
Written option contracts (Note 5)	7,081	24,793
Futures contracts	—	(2,912)
Foreign currency transactions	(1,250)	(7,646)
Net change in unrealized appreciation (depreciation) on:
Investments	(47,127)	130,754
Securities sold short	(4,445)	(12,440)
Written option contracts (Note 5)	1,281	1,322
Forward foreign currency exchange contracts (Note 5)	1,170	(1,170)
Net increase (decrease) in net assets resulting from operations	(76,036)	108,810

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains	(7,176)	—

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	—	1,200,000
Net asset value of shares issued in reinvestment of distributions to shareholders	7,176	—
Net increase in net assets from capital share transactions	7,176	1,200,000

TOTAL INCREASE (DECREASE) IN NET ASSETS	(76,036)	1,308,810

NET ASSETS
Beginning of period	1,308,810	—
End of period	$1,232,774	$1,308,810

ACCUMULATED NET INVESTMENT LOSS	$(12,429)	$(4,919)

CAPITAL SHARE ACTIVITY
Shares sold	—	120,000
Shares reinvested	723	—
Net increase in shares outstanding	723	120,000
Shares outstanding, beginning of period	120,000	—
Shares outstanding, end of period	120,723	120,000

(a)	Represents the period from the commencement of operations (December 29, 2015) through August 31, 2016.
See accompanying notes to financial statements.

CASTLEMAINE EVENT DRIVEN FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended February 28, 2017 (Unaudited)	Period Ended August 31, 2016(a)
FROM OPERATIONS
Net investment loss	$(6,076)	$(4,704)
Net realized gains (losses) from:
Investments	101,920	(5,983)
Securities sold short	(6,817)	19,052
Written option contracts (Note 5)	13,871	20,788
Futures contracts	—	(5,066)
Net change in unrealized appreciation (depreciation) on:
Investments	(19,932)	86,272
Securities sold short	(8,172)	565
Written option contracts (Note 5)	(878)	2,468
Net increase in net assets resulting from operations	73,916	113,392

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains	(40,044)	—

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	—	1,200,000
Net asset value of shares issued in reinvestment of distributions to shareholders	40,044	—
Net increase in net assets from capital share transactions	40,044	1,200,000

TOTAL INCREASE IN NET ASSETS	73,916	1,313,392

NET ASSETS
Beginning of period	1,313,392	—
End of period	$1,387,308	$1,313,392

ACCUMULATED NET INVESTMENT LOSS	$(6,076)	$—

CAPITAL SHARE ACTIVITY
Shares sold	—	120,000
Shares reinvested	3,687	—
Net increase in shares outstanding	3,687	120,000
Shares outstanding, beginning of period	120,000	—
Shares outstanding, end of period	123,687	120,000

(a)	Represents the period from the commencement of operations (December 29, 2015) through August 31, 2016.
See accompanying notes to financial statements.

CASTLEMAINE LONG/SHORT FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended February 28, 2017 (Unaudited)	Period Ended August 31, 2016(a)
FROM OPERATIONS
Net investment loss	$(4,959)	$(3,981)
Net realized gains (losses) from:
Investments	2,490	(14,736)
Securities sold short	(41,942)	(25,066)
Written option contracts (Note 5)	22,630	42,606
Futures contracts	—	(5,943)
Net change in unrealized appreciation (depreciation) on:
Investments	60,475	54,168
Securities sold short	19,027	(32,118)
Written option contracts (Note 5)	(1,425)	2,483
Net increase in net assets resulting from operations	56,296	17,413

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	—	1,200,000

TOTAL INCREASE IN NET ASSETS	56,296	1,217,413

NET ASSETS
Beginning of period	1,217,413	—
End of period	$1,273,709	$1,217,413

ACCUMULATED NET INVESTMENT LOSS	$(4,959)	$—

CAPITAL SHARE ACTIVITY
Shares sold	—	120,000
Shares outstanding, beginning of period	120,000	—
Shares outstanding, end of period	120,000	120,000

(a)	Represents the period from the commencement of operations (December 29, 2015) through August 31, 2016.
See accompanying notes to financial statements.

CASTLEMAINE MARKET NEUTRAL FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended February 28, 2017 (Unaudited)	Period Ended August 31, 2016(a)
FROM OPERATIONS
Net investment loss	$(4,909)	$(7,658)
Net realized gains (losses) from:
Investments	28,300	(16,725)
Securities sold short	(73,787)	(2,590)
Futures contracts	—	(2,912)
Written option contracts (Note 5)	8,635	19,554
Net change in unrealized appreciation (depreciation) on:
Investments	94,959	101,133
Securities sold short	37,223	(62,902)
Written option contracts (Note 5)	(1,516)	963
Net increase in net assets resulting from operations	88,905	28,863

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	—	1,200,000

TOTAL INCREASE IN NET ASSETS	88,905	1,228,863

NET ASSETS
Beginning of period	1,228,863	—
End of period	$1,317,768	$1,228,863

ACCUMULATED NET INVESTMENT LOSS	$(7,476)	$(2,567)

CAPITAL SHARE ACTIVITY
Shares sold	—	120,000
Shares outstanding, beginning of period	120,000	—
Shares outstanding, end of period	120,000	120,000

(a)	Represents the period from the commencement of operations (December 29, 2015) through August 31, 2016.
See accompanying notes to financial statements.

CASTLEMAINE MULTI-STRATEGY FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended February 28, 2017 (Unaudited)	Period Ended August 31, 2016(a)
FROM OPERATIONS
Net investment income (loss)	$5,291	$(4,438)
Net realized gains (losses) from:
Unaffiliated investments	(10,056)	(12,602)
Securities sold short	(959)	2,724
Written option contracts (Note 5)	236	3,987
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(6,076)	15,775
Affiliated investments (Note 4)	15,856	44,800
Net increase in net assets resulting from operations	4,292	50,246

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	—	1,000,000

TOTAL INCREASE IN NET ASSETS	4,292	1,050,246

NET ASSETS
Beginning of period	1,050,246	—
End of period	$1,054,538	$1,050,246

ACCUMULATED NET INVESTMENT INCOME (LOSS)	$907	$(4,384)

CAPITAL SHARE ACTIVITY
Shares sold	—	100,000
Shares outstanding, beginning of period	100,000	—
Shares outstanding, end of period	100,000	100,000

(a)	Represents the period from the commencement of operations (December 29, 2015) through August 31, 2016.
See accompanying notes to financial statements.

CASTLEMAINE FUNDS STATEMENTS OF CASH FLOWS For the Six Months Ended February 28, 2017 (Unaudited)
	Castlemaine Emerging Markets Opportunities Fund	Castlemaine Event Driven Fund	Castlemaine Long/Short Fund
CASH FLOWS FROM OPERATING ACTIVITIES
Net increase (decrease) in net assets resulting from operations	$(76,036)	$73,916	$56,296
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Net realized (gains) losses from investments	3,492	(101,920)	(2,490)
Net realized losses from securities sold short	22,994	6,817	41,942
Net realized gains from written option contracts	(7,081)	(13,871)	(22,630)
Net realized losses from foreign currency transactions	1,250	—	—
Purchase of investment securities	(825,184)	(1,826,771)	(1,372,845)
Purchase of short-term investments, net	25,011	49,993	25,011
Proceeds from sales of investment securities	714,987	1,728,145	1,284,034
Proceeds from securities sold short	603,050	191,149	586,256
Cover of securities sold short	(600,998)	(162,390)	(627,174)
Return of capital adjustments	3,720	3,269	10,044
Purchase of options	(102,430)	(129,885)	(153,846)
Proceeds from sales of options	46,944	100,989	116,756
Premiums received from written options	11,208	18,055	38,177
Written options cancelled in a closing purchase transaction	(1,149)	(4,873)	(11,646)
Net change in unrealized appreciation/depreciation on investments	47,127	19,932	(60,475)
Net change in unrealized appreciation/depreciation on securities sold short	4,445	8,172	(19,027)
Net change in unrealized appreciation/depreciation on written option contracts	(1,281)	878	1,425
Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts	(1,170)	—	—
(Increase) decrease in operating assets:
(Increase) decrease in deposits with brokers for securities sold short, written options and futures contracts	65,880	(9,041)	121,436
(Increase) decrease in dividends receivable	1,897	(49)	(555)
Decrease in receivable for investment securities sold	(1,926)	(31,913)	(130,235)
Increase in receivable from Adviser	(6,331)	(5,952)	(6,275)
(Increase) decrease in other assets	(9,033)	1,444	(9,029)

CASTLEMAINE FUNDS STATEMENTS OF CASH FLOWS For the Six Months Ended February 28, 2017 (Unaudited) (Continued)
	Castlemaine Emerging Markets Opportunities Fund	Castlemaine Event Driven Fund	Castlemaine Long/Short Fund
Increase (decrease) in operating liabilities:
Increase (decrease) in dividends payable on securities sold short	$(3,532)	$—	$1,368
Increase (decrease) in payable for investment securities purchased	5,360	(1,456)	30,748
Increase in payable to administrator	499	500	499
Increase (decrease) in accrued brokerage expense on securities sold short	82	219	(104)
Increase in other accrued expenses	658	508	842
NET CASH USED IN OPERATING ACTIVITIES	(77,547)	(84,135)	(101,497)

CASH FLOWS FROM FINANCING ACTIVITIES
Decrease in due to prime broker	—	(25,868)	—

NET CHANGE IN CASH	(77,547)	(110,003)	(101,497)
Cash, beginning of period	147,071	179,045	145,684
Cash, end of period	$69,524	$69,042	$44,187

Non-cash financing activities consisting of reinvestment of distributions	$7,176	$40,044	$—

See accompanying notes to financial statements.

CASTLEMAINE FUNDS STATEMENTS OF CASH FLOWS For the Six Months Ended February 28, 2017 (Unaudited) (Continued)
	Castlemaine Market Neutral Fund	Castlemaine Multi-Strategy Fund
CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$88,905	$4,292
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Net realized (gains) losses from investments	(28,300)	10,056
Net realized losses from securities sold short	73,787	959
Net realized gains from written option contracts	(8,635)	(236)
Purchase of investment securities	(706,456)	(58,364)
Proceeds from sales of short-term investments, net	29	—
Proceeds from sales of investment securities	684,241	64,238
Proceeds from securities sold short	476,565	94,292
Cover of securities sold short	(843,781)	(95,251)
Return of capital adjustments	—	980
Purchase of options	(56,535)	(1,685)
Proceeds from sales of options	43,443	302
Premiums received from written options	28,132	236
Written options cancelled in a closing purchase transaction	(12,580)	—
Net change in unrealized appreciation/depreciation on investments	(94,959)	(9,780)
Net change in unrealized appreciation/depreciation on securities sold short	(37,223)	—
Net change in unrealized appreciation/depreciation on written option contracts	1,516	—
(Increase) decrease in operating assets:
Decrease in deposits with brokers for securities sold short, written options and futures contracts	378,831	—
Increase in dividends receivable	(1,273)	—
(Increase) decrease in receivable for investment securities sold	(62,827)	43,426
Increase in receivable from Adviser	(6,426)	(5,889)
Increase in other assets	(9,029)	(6,528)

CASTLEMAINE FUNDS STATEMENTS OF CASH FLOWS For the Six Months Ended February 28, 2017 (Unaudited) (Continued)
	Castlemaine Market Neutral Fund	Castlemaine Multi-Strategy Fund
Increase (decrease) in operating liabilities:
Increase in dividends payable on securities sold short	$28	$—
Decrease in payable for investment securities purchased	—	(42,500)
Increase in payable to administrator	499	499
Decrease in accrued brokerage expense on securities sold short	(110)	(57)
Increase in other accrued expenses	1,054	1,077
NET CASH USED IN OPERATING ACTIVITIES	(91,104)	67

CASH FLOWS FROM FINANCING ACTIVITIES
Decrease in due to prime broker	—	(18,660)

NET CHANGE IN CASH	(91,104)	(18,593)
Cash, beginning of period	184,520	49,066
Cash, end of period	$93,416	$30,473

See accompanying notes to financial statements.

CASTLEMAINE EMERGING MARKETS OPPORTUNITIES FUND FINANCIAL HIGHLIGHTS
Per share data for a share outstanding throughout each period:
	Six Months Ended February 28, 2017 (Unaudited)		Period Ended August 31, 2016(a)
Net asset value at beginning of period	$10.91		$10.00

Income (loss) from investment operations:
Net investment loss	(0.05)		(0.12)
Net realized and unrealized gains (losses) on investments	(0.59)		1.03
Total from investment operations	(0.64)		0.91

Less distributions:
From net realized gains	(0.06)		—

Net asset value at end of period	$10.21		$10.91

Total return (b)	(5.85	%)(c)	9.10	%(c)

Ratios and supplemental data:
Net assets at end of period (000’s)	$1,233		$1,309

Ratio of total expenses to average net assets	13.97	%(d)	11.55	%(d)

Ratio of net expenses to average net assets (e)	2.65	%(d)	3.25	%(d)

Ratio of net expenses to average net assets excluding dividend expense, borrowing costs and brokerage expense on securities sold short (e)	1.49	%(d)	1.49	%(d)

Ratio of net investment loss to average net assets (e)	(1.00	%)(d)	(1.63	%)(d)

Portfolio turnover rate	65	%(c)	189	%(c)

(a)	Represents the period from the commencement of operations (December 29, 2015) through August 31, 2016.
(b)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if the Adviser had not reduced advisory fees and reimbursed expenses.

(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after fee reductions and expense reimbursements by the Adviser (Note 4).
See accompanying notes to financial statements.

CASTLEMAINE EVENT DRIVEN FUND FINANCIAL HIGHLIGHTS
Per share data for a share outstanding throughout each period:
	Six Months Ended February 28, 2017 (Unaudited)		Period Ended August 31, 2016(a)
Net asset value at beginning of period	$10.94		$10.00

Income (loss) from investment operations:
Net investment loss	(0.05)		(0.04)
Net realized and unrealized gains on investments	0.66		0.98
Total from investment operations	0.61		0.94

Less distributions:
From net realized gains	(0.33)		—

Net asset value at end of period	$11.22		$10.94

Total return (b)	5.71	%(c)	9.40	%(c)

Ratios and supplemental data:
Net assets at end of period (000’s)	$1,387		$1,313

Ratio of total expenses to average net assets	11.82	%(d)	9.90	%(d)

Ratio of net expenses to average net assets (e)	1.75	%(d)	1.81	%(d)

Ratio of net expenses to average net assets excluding dividend expense, borrowing costs and brokerage expense on securities sold short (e)	1.49	%(d)	1.49	%(d)

Ratio of net investment loss to average net assets (e)	(0.91	%)(d)	(0.57	%)(d)

Portfolio turnover rate	156	%(c)	220	%(c)

(a)	Represents the period from the commencement of operations (December 29, 2015) through August 31, 2016.
(b)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if the Adviser had not reduced advisory fees and reimbursed expenses.

(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after fee reductions and expense reimbursements by the Adviser (Note 4).
See accompanying notes to financial statements.

CASTLEMAINE LONG/SHORT FUND FINANCIAL HIGHLIGHTS
Per share data for a share outstanding throughout each period:
	Six Months Ended February 28, 2017 (Unaudited)		Period Ended August 31, 2016(a)
Net asset value at beginning of period	$10.15		$10.00

Income (loss) from investment operations:
Net investment loss	(0.04)		(0.03)
Net realized and unrealized gains on investments	0.50		0.18
Total from investment operations	0.46		0.15

Net asset value at end of period	$10.61		$10.15

Total return (b)	4.53	%(c)	1.50	%(c)

Ratios and supplemental data:
Net assets at end of period (000’s)	$1,274		$1,217

Ratio of total expenses to average net assets	13.82	%(d)	10.63	%(d)

Ratio of net expenses to average net assets (e)	2.72	%(d)	2.50	%(d)

Ratio of net expenses to average net assets excluding dividend expense, borrowing costs and brokerage expense on securities sold short (e)	1.49	%(d)	1.49	%(d)

Ratio of net investment loss to average net assets (e)	(0.81	%)(d)	(0.49	%)(d)

Portfolio turnover rate	119	%(c)	133	%(c)

(a)	Represents the period from the commencement of operations (December 29, 2015) through August 31, 2016.
(b)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if the Adviser had not reduced advisory fees and reimbursed expenses.

(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after fee reductions and expense reimbursements by the Adviser (Note 4).
See accompanying notes to financial statements.

CASTLEMAINE MARKET NEUTRAL FUND FINANCIAL HIGHLIGHTS
Per share data for a share outstanding throughout each period:
	Six Months Ended February 28, 2017 (Unaudited)		Period Ended August 31, 2016(a)
Net asset value at beginning of period	$10.24		$10.00

Income (loss) from investment operations:
Net investment loss	(0.06)		(0.06)
Net realized and unrealized gains on investments	0.80		0.30
Total from investment operations	0.74		0.24

Net asset value at end of period	$10.98		$10.24

Total return (b)	7.23	%(c)	2.40	%(c)

Ratios and supplemental data:
Net assets at end of period (000’s)	$1,318		$1,229

Ratio of total expenses to average net assets	13.68	%(d)	10.88	%(d)

Ratio of net expenses to average net assets (e)	2.91	%(d)	2.74	%(d)

Ratio of net expenses to average net assets excluding dividend expense, borrowing costs and brokerage expense on securities sold short (e)	1.49	%(d)	1.49	%(d)

Ratio of net investment loss to average net assets (e)	(0.78	%)(d)	(0.95	%)(d)

Portfolio turnover rate	63	%(c)	150	%(c)

(a)	Represents the period from the commencement of operations (December 29, 2015) through August 31, 2016.
(b)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if the Adviser had not reduced advisory fees and reimbursed expenses.

(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after fee reductions and expense reimbursements by the Adviser (Note 4).
See accompanying notes to financial statements.

CASTLEMAINE MULTI-STRATEGY FUND FINANCIAL HIGHLIGHTS
Per share data for a share outstanding throughout each period:
	Six Months Ended February 28, 2017 (Unaudited)		Period Ended August 31, 2016(a)
Net asset value at beginning of period	$10.50		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.05		(0.04)
Net realized and unrealized gains (losses) on investments	(0.00	)(b)	0.54
Total from investment operations	0.05		0.50

Net asset value at end of period	$10.55		$10.50

Total return (c)	0.48	%(d)	5.00	%(d)

Ratios and supplemental data:
Net assets at end of period (000’s)	$1,055		$1,050

Ratio of total expenses to average net assets	13.19	%(e)	10.15	%(e)

Ratio of net expenses to average net assets (f)	1.06	%(e)	1.06	%(e)

Ratio of net expenses to average net assets excluding dividend expense, borrowing costs and brokerage expense on securities sold short (f)	0.99	%(e)	0.99	%(e)

Ratio of net investment income (loss) to average net assets (f)	1.03	%(e)	(0.65	%)(e)

Portfolio turnover rate	6	%(d)	25	%(d)

(a)	Represents the period from the commencement of operations (December 29, 2015) through August 31, 2016.
(b)	Amount rounds to less than $0.01 per share.
(c)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if the Adviser had not reduced advisory fees and reimbursed expenses.

(d)	Not annualized.
(e)	Annualized.
(f)	Ratio was determined after fee reductions and expense reimbursements by the Adviser (Note 4).
See accompanying notes to financial statements.

CASTLEMAINE FUNDS
NOTES TO FINANCIAL STATEMENTS
February 28, 2017 (Unaudited)

1. Organization

Castlemaine Emerging Markets Opportunities Fund, Castlemaine Event Driven Fund, Castlemaine Long/Short Fund, Castlemaine Market Neutral Fund, and Castlemaine Multi-Strategy Fund (individually, a “Fund,” and collectively, the “Funds”) are each a diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report. The Funds commenced operations on December 29, 2015.

The investment objectives of the Funds are as follows:

●	Castlemaine Emerging Markets Opportunities Fund seeks to provide high total return, consisting of income and capital appreciation.

●	Castlemaine Event Driven Fund, Castlemaine Long/Short Fund, and Castlemaine Multi-Strategy Fund seek capital appreciation.

●	Castlemaine Market Neutral Fund seeks total return, consisting of income and capital appreciation.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, each Fund follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) released its final rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN, also contains amendments to Regulation S-X which impacts financial statement presentation, particularly the presentation of derivative investments. Although it is still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are consistent with the Funds’ current financial statement preparation and expects that the Funds will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

Securities valuation – The Funds’ portfolio securities are valued at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each day the NYSE is open for business. Listed securities are valued on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. Fixed income securities are

CASTLEMAINE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

generally valued using prices provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities in determining these prices. Option contracts are valued at the closing price on the exchanges on which they are primarily traded; if no closing price is available at the time of valuation, the option will be valued at the mean of the closing bid and ask prices for that day. Futures contracts are valued at their last sale price as of the close of trading on the NYSE; prices for these contracts are monitored by Castlemaine LLC (the “Adviser”) until the close of regular trading to determine if fair valuation is required. Investments in shares of other open-end investment companies are valued at their net asset value (“NAV”) as reported by such companies.

When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the securities and other assets are valued at fair value in accordance with procedures established by and under the general supervision of the Board of the Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate each Fund’s NAV may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

CASTLEMAINE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

The following is a summary of the inputs used to value each Fund’s investments and other financial instruments as of February 28, 2017:

Castlemaine Emerging Markets Opportunities Fund	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$1,048,632	$—	$—	$1,048,632
Exchange-Traded Funds	104,765	—	—	104,765
Purchased Option Contracts	15,835	—	—	15,835
U.S. Treasury Obligations	—	124,904	—	124,904
Total	$1,169,232	$124,904	$—	$1,294,136
Other Financial Instruments
Exchange-Traded Funds – Sold Short	$(298,685)	$—	$—	$(298,685)
Written Option Contracts	(1,330)	—	—	(1,330)
Total	$(300,015)	$—	$—	$(300,015)

Castlemaine Event Driven Fund	Level 1	Level 2	Level 3		Total
Investments in Securities
Common Stocks	$1,172,676	$—	$—		$1,172,676
Rights	—	—	0	*	0
Purchased Option Contracts	32,175	300	—		32,475
U.S. Treasury Obligations	—	99,923	—		99,923
Total	$1,204,851	$100,223	$0		$1,305,074
Other Financial Instruments
Common Stocks – Sold Short	$(25,536)	$—	$—		$(25,536)
Exchange-Traded Funds – Sold Short	(24,500)	—	—		(24,500)
Written Option Contracts	(654)	—	—		(654)
Total	$(50,690)	$—	$—		$(50,690)

CASTLEMAINE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Castlemaine Long/Short Fund	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$1,115,519	$—	$—	$1,115,519
Purchased Option Contracts	30,950	—	—	30,950
U.S. Treasury Obligations	—	124,904	—	124,904
Total	$1,146,469	$124,904	$—	$1,271,373
Other Financial Instruments
Common Stocks – Sold Short	$(182,093)	$—	$—	$(182,093)
Exchange-Traded Funds – Sold Short	(61,022)	—	—	(61,022)
Written Option Contracts	(3,654)	—	—	(3,654)
Total	$(246,769)	$—	$—	$(246,769)

Castlemaine Market Neutral Fund	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$1,145,617	$—	$—	$1,145,617
Exchange-Traded Funds	17,658	—	—	17,658
Purchased Option Contracts	6,880	—	—	6,880
U.S. Treasury Obligations	—	149,885	—	149,885
Total	$1,170,155	$149,885	$—	$1,320,040
Other Financial Instruments
Common Stocks – Sold Short	$(140,458)	$—	$—	$(140,458)
Exchange-Traded Funds – Sold Short	(146,489)	—	—	(146,489)
Written Option Contracts	(6,712)	—	—	(6,712)
Total	$(293,659)	$—	$—	$(293,659)

Castlemaine Multi-Strategy Fund	Level 1	Level 2	Level 3	Total
Investments in Securities
Open-End Funds	$868,526	$—	$—	$868,526
Exchange-Traded Funds	142,941	—	—	142,941
Total	$1,011,467	$—	$—	$1,011,467

*	Castlemaine Event Driven Fund holds Rights which have been fair valued at $0.

Refer to each Fund’s Schedule of Investments and Schedule of Securities Sold Short, if applicable, for a listing of the common stocks by industry type. As of February 28, 2017, the Funds did not have any transfers between Levels. It is the Funds’ policy to recognize transfers between Levels at the end of the reporting period. There were no Level 3

CASTLEMAINE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

securities held by Castlemaine Emerging Markets Opportunities Fund, Castlemaine Long/Short Fund, Castlemaine Market Neutral Fund and Castlemaine Multi-Strategy Fund as of February 28, 2017.

The following is a reconciliation of Level 3 securities of Castlemaine Event Driven Fund for which significant unobservable inputs were used to determine fair value between August 31, 2016 and February 28, 2017.

	Castlemaine Event Driven Fund
Balance as of August 31, 2016	$—
Receipt of rights from corporate actions	0	*
Balance as of February 28, 2017	$0

*	Castlemaine Event Driven Fund holds Rights which have been fair valued at $0.

The total amount of unrealized appreciation on Level 3 securities was $0 for Castlemaine Event Driven Fund as of February 28, 2017.

The following table summarizes the valuation techniques used and unobservable inputs developed by the Board to determine the fair value of the Level 3 investments:

Castlemaine Event Driven Fund
	Fair Value at 02/28/2017	Valuation Technique	Unobservable Input	Range	Impact to Valuation from an Increase in Input**
Rights	$ 0*	Deemed Worthless	Discount Percentage	100%	Increase

*	Castlemaine Event Driven Fund holds Rights which have been fair valued at $0.
**

This column represents the directional change in fair value of the Level 3 investments that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Share valuation – The NAV per share of each Fund is calculated daily by dividing the total value of its assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the NAV per share.

Investment income – Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts and premiums on fixed income securities are amortized using the interest method. Withholding taxes on foreign dividends have been recorded for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

CASTLEMAINE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Security transactions – Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Funds and the other series of the Trust based on the relative net assets of each series or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – Distributions to shareholders arising from net investment income, if any, are declared and paid annually to shareholders. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of the distributions paid to shareholders of Castlemaine Emerging Markets Opportunities Fund and Castlemaine Event Driven Fund during the six months ended February 28, 2017 was ordinary income. There were no distributions paid to shareholders of Castlemaine Long/Short Fund, Castlemaine Market Neutral Fund and Castlemaine Multi-Strategy Fund during the six months ended February 28, 2017. None of the Funds paid distributions to shareholders during the period ended August 31, 2016.

Short sales – The Funds may sell securities short. For financial statement purposes, an amount equal to the settlement amount is included in the Statements of Assets and Liabilities as an asset and an equivalent liability is then subsequently marked-to-market daily to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices that may differ from the value reflected on the Statements of Assets and Liabilities. The Funds are liable for any dividends payable on securities while those securities are in a short position and will also bear other costs, such as charges for the prime brokerage accounts, in connection with the short position. These costs are reported as dividend expense and brokerage expense on securities sold short, respectively, in the Statements of Operations. As collateral for its short positions, the Funds are required under the Investment Company Act of 1940, as amended (the “1940 Act”), to maintain assets consisting of cash, cash equivalents, or other liquid securities equal to the market value of the securities sold short. The cash deposits with brokers or amounts due to prime broker for securities sold short are reported on the Statements of Assets and Liabilities. These amounts are considered in conjunction with securities held in the Funds’ collateral accounts. The amount of collateral is required to be adjusted daily to reflect changes in the value of the securities sold short. To the extent a Fund invests the proceeds received from selling securities short, it is engaging in a form of leverage. The use of leverage by a Fund may make any change in the Fund’s NAV greater than it would be without the use of leverage. Short sales are speculative transactions and involve special risks, including greater reliance on the ability of the Adviser to accurately anticipate the future value of a security.

CASTLEMAINE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Option contracts – The Funds may use option contracts in any manner consistent with their investment objectives and the 1940 Act. The Funds may use options for speculative purposes as well as for the purpose of seeking to reduce the overall investment risk that would otherwise be associated with the securities in which the Funds invest.

Purchased option contracts – When a Fund purchases a call or put option, an amount equal to the total premium (the premium plus the commission) paid by the Fund is recorded as an asset in the Fund’s Statement of Assets and Liabilities and is subsequently marked-to-market daily. Premiums paid in the purchase of options that expire are treated as realized losses. Premiums paid in the purchase of call options that are exercised will increase the cost of the underlying security purchased. Premiums paid in the purchase of put options that are exercised will decrease the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security.

Written option contracts – When a Fund writes a call or put option, an amount equal to the net premium (the premium less the commission) received by the Fund is recorded as a liability in the Fund’s Statement of Assets and Liabilities and is subsequently marked-to-market daily. Premiums received from writing call and put options that expire are treated as realized capital gains. Premiums received from writing call options that are exercised will increase the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security. Premiums received from writing put options that are exercised will decrease the basis of the underlying security purchased.

If a closing purchase or sale transaction is used to terminate a Fund’s obligation on an option, a capital gain or loss will be realized, depending upon whether the price of the closing transaction is more or less than the premium previously paid on the option purchased or received on the option written.

Futures contracts – The Funds may use futures contracts to gain exposure to or hedge against changes in the value of equity securities, real estate investments, interest rates, foreign currencies, or commodities. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. When a Fund purchases or sells a futures contract, no price is paid to or received by the Fund. Instead, the Fund is required to deposit in a segregated asset account an amount of cash or qualifying securities to cover part of the futures contract’s value. This is called the “initial margin deposit.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying asset. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. If market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Any margin deposits for futures contracts are reported on the Statements of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts – The Funds may enter into contracts for the purchase or sale of a specific currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions, portfolio positions or exposure to

CASTLEMAINE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

foreign currency. When the Adviser believes that the currency of a particular country may produce positive returns against the currency of another country, each of those Funds may purchase or sell forward foreign currency exchange contracts to gain exposure to the differential in currency returns. All foreign currency exchange contracts are “marked-to-market” daily at the applicable translation rates resulting in unrealized gains or losses. Realized and unrealized gains or losses from transactions in foreign currency exchange contracts will be included in a Fund’s Statement of Assets and Liabilities and Statement of Operations. Risks associated with these contracts include the potential inability of counterparties to meet the terms of their contracts and unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax – Each Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986 (the “Code”). Qualification generally will relieve a Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the 12 months ended October 31) plus undistributed amounts from prior years.

CASTLEMAINE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

The following information is computed on a tax basis for each item as of February 28, 2017:

	Castlemaine Emerging Markets Oppportunities Fund	Castlemaine Event Drive Fund	Castlemaine Long/Short Fund
Tax cost of portfolio investments	$1,228,022	$1,242,507	$1,159,196
Gross unrealized appreciation	$134,203	$115,622	$158,754
Gross unrealized depreciation	(68,089)	(53,055)	(46,577)
Net unrealized appreciation	66,114	62,567	112,177
Net unrealized depreciation on securities sold short	(20,359)	(7,607)	(13,091)
Net unrealized appreciation on written option contracts	2,603	1,590	1,058
Accumulated capital and other net gains(losses)	(22,760)	90,714	(26,435)
Accumulated earnings	$25,598	$147,264	$73,709

	Castlemaine Market Neutral Fund	Castlemaine Multi-Strategy Fund
Tax cost of portfolio investments	$1,126,613	$941,112
Gross unrealized appreciation	$218,570	$70,355
Gross unrealized depreciation	(25,143)	—
Net unrealized appreciation	193,427	70,355
Net unrealized depreciation on securities sold short	(25,679)	—
Net unrealized depreciation on written option contracts	(553)	—
Accumulated capital and other net losses	(49,427)	(15,763)
Accumulated earnings	$117,768	$54,592

As of February 28, 2017, the proceeds of securities sold short and premiums received on written options on a tax basis are as follows:

	Tax Basis of:
	Proceeds of securities sold short	Premiums received on written option contracts
Castlemaine Emerging Markets Opportunities Fund	$278,326	$3,933
Castlemaine Event Driven Fund	42,429	2,244
Castlemaine Long/Short Fund	230,024	4,712
Castlemaine Market Neutral Fund	261,268	6,159
Castlemaine Multi-Strategy Fund	—	—

CASTLEMAINE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

The difference between the federal income tax cost of portfolio investments and the financial statement cost of portfolio investments for Castlemaine Emerging Markets Opportunities Fund, Castlemaine Event Driven Fund, Castlemaine Long/Short Fund and Castlemaine Market Neutral Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due primarily to the tax deferral of losses on wash sales, the mark to market on forward currency contracts, and adjustments to basis on publicly traded partnerships.

For the six months ended February 28, 2017, Castlemaine Emerging Markets Opportunities Fund reclassified $1,250 of net realized losses on foreign currency transactions against accumulated net investment loss on the Statements of Assets and Liabilities. This reclassification is the result of permanent differences between the financial statement and income tax reporting requirements. It had no effect on the Fund’s net assets or NAV per share.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed each Fund’s tax positions for the current and open tax period (tax year ended August 31, 2016) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. Each Fund is subject to examination by U.S. federal tax authorities for such tax periods.

3. Investment Transactions

During the six months ended February 28, 2017, cost of purchases and proceeds from sales of investment securities, other than short-term investments, U.S. government securities, and short positions, were as follows:

	Cost of Purchases	Proceeds from Sales
Castlemaine Emerging Markets Opportunities Fund	$825,184	$714,987
Castlemaine Event Driven Fund	1,826,771	1,728,145
Castlemaine Long/Short Fund	1,372,845	1,284,034
Castlemaine Market Neutral Fund	706,456	684,241
Castlemaine Multi-Strategy Fund	58,364	64,238

CASTLEMAINE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

Each Fund’s investments are managed by Castlemaine LLC (the “Adviser”) pursuant to the terms of an Investment Advisory Agreement (the “Advisory Agreement”). Under the Advisory Agreement, each of Castlemaine Emerging Markets Opportunities Fund, Castlemaine Event Driven Fund, Castlemaine Long/Short Fund and Castlemaine Market Neutral Fund pays the Adviser an advisory fee, computed and accrued daily and paid monthly, at the annual rate of 1.24% of its average daily net assets. Additionally, Castlemaine Multi-Strategy Fund pays the Adviser an advisory fee, computed and accrued daily and paid monthly, at the annual rate of 1.24% of its average daily net assets, excluding that portion of the Fund’s average net assets invested in any affiliated fund managed by the Adviser.

Pursuant to an Expense Limitation Agreement (the “ELA”) between each Fund and the Adviser, the Adviser has contractually agreed, until December 31, 2018, to reduce investment advisory fees and reimburse other expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding brokerage costs; taxes; interest; costs to organize the Fund; acquired fund fees and expenses; extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business; and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) to 1.49% of the average daily net assets for Castlemaine Emerging Markets Opportunities Fund, Castlemaine Event Driven Fund, Castlemaine Long/Short Fund and Castlemaine Market Neutral Fund, and to 0.99% of the average daily net assets for Castlemaine Multi-Strategy Fund. Accordingly, during the six months ended February 28, 2017, the Adviser did not collect any of its investment advisory fees and, in addition, reimbursed other operating expenses as follows:

Castlemaine Emerging Markets Opportunities Fund	$63,403
Castlemaine Event Driven Fund	58,826
Castlemaine Long/Short Fund	60,120
Castlemaine Market Neutral Fund	59,912
Castlemaine Multi-Strategy Fund	61,390

CASTLEMAINE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Under the terms of the ELA, investment advisory fee reductions and expense reimbursements by the Adviser are subject to repayment by each Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses to exceed the lesser of (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. As of February 28, 2017, the Adviser may seek repayment of investment advisory fee reductions and expense reimbursements no later than the dates listed below in the following amounts:

	August 31, 2019	February 28, 2020	Total
Castlemaine Emerging Markets Opportunities Fund	$70,562	$71,186	$141,748
Castlemaine Event Driven Fund	66,542	67,066	133,608
Castlemaine Long/Short Fund	66,279	67,658	133,937
Castlemaine Market Neutral Fund	65,939	67,689	133,628
Castlemaine Multi-Strategy Fund	62,419	62,552	124,971

Until April 25, 2017, an officer of the Funds was also an officer of the Adviser.

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, compliance and transfer agency services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for such services. In addition, the Funds pay out-of-pocket expenses including, but not limited to, postage, supplies, and costs of pricing each Fund’s portfolio securities.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Funds. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Funds) for acting as principal underwriter.

Certain officers and a Trustee of the Trust are also officers of Ultimus and the Distributor.

TRUSTEE COMPENSATION

Effective October 1, 2016 each Trustee who is not an “interested person” of the Trust (“Independent Trustee”) receives a $1,000 annual retainer from each Fund, paid quarterly, except for the Board Chairperson who receives a $1,200 annual retainer from each Fund, paid quarterly. Each Independent Trustee also receives from each Fund a fee of $500 for each Board meeting attended plus reimbursement for travel and other meeting-related expenses. Prior to October 1, 2016, each Fund paid each Independent Trustee a fee of $500 for each Board meeting attended, plus a $500 annual retainer.

CASTLEMAINE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

PRINCIPAL HOLDERS OF FUND SHARES

As of February 28, 2017, the following shareholders owned of record 5% or more of the outstanding shares of the Funds:

	% Ownership
Name of Record Owner	Castlemaine Emerging Markets Opportunities Fund	Castlemaine Event Driven Fund	Castlemaine Long/Short Fund	Castlemaine Market Neutral Fund	Castlemaine Multi-Strategy Fund
Colm O’Shea	83%	83%	83%	83%	100%
Castlemaine Multi-Strategy Fund	17%	17%	17%	17%	—

Colm O’Shea owns a majority of the Adviser.

A beneficial owner of 25% or more of a Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholder’s meeting.

AFFILIATED INVESTMENTS

Certain open-end investment companies held by Castlemaine Multi-Strategy Fund are managed by the Adviser, thereby making such funds affiliated companies as defined by the 1940 Act.

As of February 28, 2017, Castlemaine Multi-Strategy Fund owned shares of Castlemaine Emerging Markets Opportunities Fund, Castlemaine Event Driven Fund, Castlemaine Long/Short Fund, and Castlemaine Market Neutral Fund (the “Affiliated Investments”). Information regarding Castlemaine Multi-Strategy Fund’s holdings in the Affiliated Investments during the six months ended February 28, 2017 is as follows:

	August 31, 2016 Value	Purchases	Change in Unrealized Appreciation	February 28, 2017 Value	Income Distributions
Castlemaine Emerging Markets Opportunities Fund	$218,200	$1,196	$(13,965)	$205,431	$1,196
Castlemaine Event Driven Fund	218,800	6,674	5,821	231,295	6,674
Castlemaine Long/Short Fund	203,000	—	9,200	212,200	—
Castlemaine Market Neutral Fund	204,800	—	14,800	219,600	—
Total	$844,800	$7,870	$15,856	$868,526	$7,870

CASTLEMAINE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

5. Derivatives Transactions

Transactions in long option contracts by the Funds during the six months ended February 28, 2017 were as follows:

	Option Contracts	Option Premiums
Castlemaine Emerging Markets Opportunities Fund
Options outstanding at beginning of period	265	$31,249
Options purchased	1,285	102,430
Options sold	(250)	(32,790)
Options expired	(925)	(74,787)
Options exercised	(50)	(4,972)
Options outstanding at end of period	325	$21,130

Castlemaine Event Driven Fund
Options outstanding at beginning of period	227	$28,207
Options purchased	1,561	129,885
Options sold	(557)	(47,586)
Options expired	(753)	(68,373)
Options exercised	(168)	(14,288)
Options outstanding at end of period	310	$27,845

Castlemaine Long/Short Fund
Options outstanding at beginning of period	330	$37,196
Options purchased	1,777	153,846
Options sold	(675)	(60,031)
Options expired	(872)	(80,485)
Options exercised	(135)	(12,726)
Options outstanding at end of period	425	$37,800

Castlemaine Market Neutral Fund
Options outstanding at beginning of period	125	$18,881
Options purchased	474	56,535
Options sold	(220)	(27,826)
Options expired	(289)	(37,981)
Options exercised	(5)	(909)
Options outstanding at end of period	85	$8,700

CASTLEMAINE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

	Option Contracts	Option Premiums
Castlemaine Multi-Strategy Fund
Options outstanding at beginning of period	145	$7,894
Options purchased	15	1,685
Options sold	(25)	(517)
Options expired	(125)	(8,356)
Options exercised	(10)	(706)
Options outstanding at end of period	—	$—

Transactions in option contracts written by the Funds during the six months ended February 28, 2017 were as follows:

	Option Contracts	Option Premiums
Castlemaine Emerging Markets Opportunities Fund
Options outstanding at beginning of period	40	$2,322
Options written	167	11,208
Options cancelled in a closing purchase transaction	(56)	(3,673)
Options expired	(56)	(4,556)
Options exercised	(30)	(1,368)
Options outstanding at end of period	65	$3,933

Castlemaine Event Driven Fund
Options outstanding at beginning of period	35	$3,478
Options written	229	18,055
Options cancelled in a closing purchase transaction	(126)	(11,180)
Options expired	(103)	(7,564)
Options exercised	(10)	(545)
Options outstanding at end of period	25	$2,244

Castlemaine Long/Short Fund
Options outstanding at beginning of period	35	$3,493
Options written	432	38,177
Options cancelled in a closing purchase transaction	(206)	(22,264)
Options expired	(184)	(12,013)
Options exercised	(27)	(2,681)
Options outstanding at end of period	50	$4,712

CASTLEMAINE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

	Option Contracts	Option Premiums
Castlemaine Market Neutral Fund
Options outstanding at beginning of period	30	$1,953
Options written	333	28,132
Options cancelled in a closing purchase transaction	(170)	(14,093)
Options expired	(99)	(7,123)
Options exercised	(24)	(2,710)
Options outstanding at end of period	70	$6,159

Castlemaine Multi-Strategy Fund
Options outstanding at beginning of period	—	$—
Options written	5	236
Options expired	(5)	(236)
Options outstanding at end of period	—	$—

The average volume of activity of financial derivatives for the Funds during the six months ended February 28, 2017 is as follows:

	Castlemaine Emerging Markets Opportunities Fund	Castlemaine Event Driven Fund	Castlemaine Long/Short Fund	Castlemaine Market Neutral Fund	Castlemaine Multi-Strategy Fund
Average notional value of:
Foreign currency contracts	$30,335	$—	$—	$—	$—

CASTLEMAINE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Derivative positions of the Funds as of February 28, 2017 are recorded in the following locations in the Statements of Assets and Liabilities:

		Fair value
Type of derivative	Location	Asset Derivatives	Liability Derivatives
Castlemaine Emerging Markets Opportunities Fund
Equity options purchased	Investments in securities, at value	$15,835	$—
Equity options written	Written options, at value	—	(1,330)
Total		$15,835	$(1,330)

Castlemaine Event Driven Fund
Equity options purchased	Investments in securities, at value	$32,475	$—
Equity options written	Written options, at value	—	(654)
Total		$32,475	$(654)

Castlemaine Long/Short Fund
Equity options purchased	Investments in securities, at value	$30,950	$—
Equity options written	Written options, at value	—	(3,654)
Total		$30,950	$(3,654)

Castlemaine Market Neutral Fund
Equity options purchased	Investments in securities, at value	$6,880	$—
Equity options written	Written options, at value	—	(6,712)
Total		$6,880	$(6,712)

As of February 28, 2017, the Funds did not hold any forward currency exchange or futures contracts.

Transactions in derivative instruments for the Funds during the period ended February 28, 2017 are recorded in the following locations in the Statements of Operations:

Derivative Investment Type	Location
Written option contracts	Net realized gains (losses) from written option contracts
Net change in unrealized appreciation (depreciation) on written option contracts
Purchased option contracts	Net realized gains (losses) from investments
Net change in unrealized appreciation (depreciation) on investments
Forward foreign currency exchange contracts	Net realized losses from foreign currency transactions

CASTLEMAINE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

The following is a summary of net realized gains (losses) and net change in unrealized appreciation (depreciation) on derivative instruments for the Funds during the six months ended February 28, 2017:

Risk	Type of Derivative	Net Realized Gains (Losses)	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gains (Losses)	Net Change in Unrealized Appreciation (Depreciation)
		Castlemaine Emerging Markets Opportunities Fund		Castlemaine Event Driven Fund
Equity	Option contracts
	Purchased equity options	$(60,633)	$3,413	$(14,970)	$9,717
	Written equity options	7,081	1,281	13,871	(878)
	Total option contracts	(53,552)	4,694	(1,099)	8,839

Currency	Forward foreign currency contracts	(1,250)	—	—	—

	Total	$(54,802)	$4,694	$(1,099)	$8,839

		Castlemaine Long/Short Fund		Castlemaine Market Neutral Fund
Equity	Option contracts
	Purchased equity options	$(23,760)	$1,256	$(20,561)	$2,101
	Written equity options	22,630	(1,425)	8,635	(1,516)

	Total	$(1,130)	$(169)	$(11,926)	$585

		Castlemaine Multi-Strategies Fund
Equity	Option contracts
	Purchased equity options	$(8,571)	$(3,186)
	Written equity options	236	—

	Total	$(8,335)	$(3,186)

CASTLEMAINE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

In the ordinary course of business, each Fund may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral securities and securities collateral on a counterparty basis.

As of February 28, 2017, the offsetting of financial liabilities and derivative liabilities is as follows:

Castlemaine Emerging Markets Opportunities Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Assets Presented in Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount
				Cash Collateral	Financial Instruments
Investments in securities at value	$15,835	$—	$15,835	$—	$(1,330)	$14,505

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount
				Cash Collateral	Financial Instruments
Written options, at value	$1,330	$—	$1,330	$—	$(1,330)	$—

CASTLEMAINE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Castlemaine Event Driven Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Assets Presented in Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount
				Cash Collateral	Financial Instruments
Investments in securities at value	$32,475	$—	$32,475	$—	$(654)	$31,821

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount
				Cash Collateral	Financial Instruments
Written options, at value	$654	$—	$654	$—	$(654)	$—

Castlemaine Long/Short Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Assets Presented in Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount
				Cash Collateral	Financial Instruments
Investments in securities at value	$30,950	$—	$30,950	$—	$(3,654)	$27,296

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount
				Cash Collateral	Financial Instruments
Written options, at value	$3,654	$—	$3,654	$—	$(3,654)	$—

CASTLEMAINE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Castlemaine Market Neutral Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Assets Presented in Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount
				Cash Collateral	Financial Instruments
Investments in securities at value	$6,880	$—	$6,880	$—	$(6,712)	$168

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount
				Cash Collateral	Financial Instruments
Written options, at value	$6,712	$—	$6,712	$—	$(6,712)	$—

6. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

7. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events, except as follows:

On April 25, 2017, David R. Carson was elected Principal Executive Officer of the Funds.

CASTLEMAINE FUNDS
ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur ongoing costs, including management fees and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (September 1, 2016) and held until the end of the period (February 28, 2017).

The table below illustrates each Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in each Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare each Fund’s ongoing costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Funds’ actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge transaction fees, such as purchase or redemption fees, nor do they carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about each Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds’ prospectus.

CASTLEMAINE FUNDS
ABOUT YOUR FUND’S EXPENSES (Unaudited) (Continued)

	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Net Expense Ratio(a)	Expenses Paid During Period(b)
Castlemaine Emerging Markets Opportunities Fund
Based on Actual Fund Return	$1,000.00	$941.50	2.65%	$12.76
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,011.65	2.65%	$13.22

Castlemaine Event Driven Fund
Based on Actual Fund Return	$1,000.00	$1,057.10	1.75%	$8.93
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,016.12	1.75%	$8.75

Castlemaine Long/Short Fund
Based on Actual Fund Return	$1,000.00	$1,045.30	2.72%	$13.79
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,011.31	2.72%	$13.56

Castlemaine Market Neutral Fund
Based on Actual Fund Return	$1,000.00	$1,072.30	2.91%	$14.95
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,010.36	2.91%	$14.51

Castlemaine Multi-Strategy Fund
Based on Actual Fund Return	$1,000.00	$1,004.80	1.06%	$5.27
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,019.54	1.06%	$5.31

(a)	Annualized, based on each Fund’s expenses for the most recent one-half year expenses.
(b)	Expenses are equal to each Fund's annualized net expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

CASTLEMAINE FUNDS
OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-594-0006, or on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent period ended June 30 is available without charge upon request by calling toll-free 1-888-594-0006, or on the SEC’s website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Funds with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. These filings are available upon request by calling 1-888-594-0006. Furthermore, you may obtain a copy of the filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

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Semi-Annual Report

February 28, 2017
(Unaudited)

MARSHFIELD CONCENTRATED OPPORTUNITY FUND
LETTER TO SHAREHOLDERS	March 17, 2017

From August 31, 2016 through February 28, 2017, the Marshfield Concentrated Opportunity Fund (the “Fund”) produced a cumulative total return of 14.06% compared to 10.01% for the S&P 500® Index. When there is a broad consensus in the market that recent trends will persist indefinitely, as was the case until November, our process and price discipline cause us to position our portfolio very differently from the consensus. When the consensus changes, as happened in November, we tend to benefit.

We are, perhaps obviously, pleased that our portfolio as a whole and several of our stocks in particular performed according to our longer run expectations about how their fundamentals should play out. They just did so in a far shorter timeframe than our investment thesis might have predicted. Strayer Education and Goldman Sachs, notably, shot the lights out in a post-election frenzy that saw stocks that had been burdened (as the market saw it) by restrictive regulation rise precipitously based on the belief that those regulations would soon be eased.

But for all the ebullience of the market, we find that our portfolio stocks are not so expensive that our discipline would lead us to sell them based purely on price. Moreover, the same psychology that fed the portfolio’s winners also held back certain names whose future in the longer term we believe to be every bit as bright, such as Visa and Waters. The market’s assumptions about how the new administration will proceed and what it and its legislative allies might achieve bred not only optimism about deregulation but also pessimism about globally-oriented companies for which restrictive trade policies and a strengthened dollar might prove treacherous.

Having said that, the forward thrust of the market means we found less to buy (indeed, nothing at all during the past six months) and, for various reasons, more to sell. Speaking of Strayer, we sold some of our position (which we’d added to earlier last year), partly based on the very rapid increase in the stock’s price after the election but also because the position had become larger than we were comfortable holding. We sold a significant part of our Wells Fargo position in reaction to their cross-selling imbroglio (e.g., creating accounts for some of their customers without the customers’ permission). That scandal suggested to us that their corporate culture, a critical factor in our investment decision-making, had deteriorated more than we’d thought over the past several years. Finally, we finished selling our position in Allied World, an insurance company. Taken together, these actions increased our cash position to about 15.5%, higher than it has been for some time (and certainly higher than it has been during the time we have been managing the Fund).

Nothing that we’ve done, however, should suggest to you that we think the market is going to fall anytime soon (it might, but we just don’t know, and we don’t think anyone else does either). This is just the kind of prudent adjustment we engage in on an ongoing basis. Even if we are right and valuations are stretched, history would tell you—and we’ve certainly seen a fair amount of that history—that they can get more stretched still. Perhaps all the deregulatory and other pro-business promises will be met, and those whose taxes are increased (if, for example, a border adjustment tax

1

is enacted) will be able to adjust. For our part though, we like to have a margin of safety in the prices we pay for stocks, and we don’t like to pay in advance for good things that haven’t happened yet. We take our obligations as stewards of our clients’ funds seriously.

Again, our approach in any environment is to stick to our discipline. That means: 1) understanding what’s real and what’s fantasy; 2) acting with equanimity to exploit the misjudgments of the crowd; and 3) being patient and not pulling the trigger before our buy or sell price has been reached. These things don’t and won’t change.

Sincerely,

Elise J. Hoffmann Portfolio Manager	Christopher M. Niemczewski Portfolio Manager

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month-end are available by calling 1-855-691-5288.

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other important information. To obtain a copy of the Fund’s prospectus please visit our website at www.MarshfieldFunds.com or call 1-855-691-5288 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Fund is distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. The securities held by the Fund that are discussed in the Letter to Shareholders were held during the period covered by this Report. They do not comprise the entire investment portfolio of the Fund, may be sold at any time, and may no longer be held by the Fund. For a complete list of securities held by the Fund as of February 28, 2017, please see the Schedule of Investments section of the semi-annual report. The opinions of the Fund’s adviser with respect to those securities may change at any time.

Statements in the Letter to Shareholders that reflect projections or expectations for future financial or economic performance of the Fund and the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed, or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to factors noted with such forward-looking statements, include, without limitation, general economic conditions, such as inflation, recession, and interest rates. Past performance is not a guarantee of future results.

2

MARSHFIELD CONCENTRATED OPPORTUNITY FUND
PORTFOLIO INFORMATION
February 28, 2017 (Unaudited)

Portfolio Allocation (% of Net Assets)

Top 10 Holdings

Security Description	% of Net Assets
Arch Capital Group Ltd.	9.9%
Moody's Corporation	8.7%
Goldman Sachs Group, Inc. (The)	7.4%
NVR, Inc.	5.7%
Cummins, Inc.	5.6%
Deere & Company	5.3%
Fastenal Company	5.1%
Expeditors International of Washington, Inc.	4.4%
U.S. Bancorp	4.2%
YUM! Brands, Inc.	3.8%

3

MARSHFIELD CONCENTRATED OPPORTUNITY FUND SCHEDULE OF INVESTMENTS February 28, 2017 (Unaudited)
COMMON STOCKS — 84.3%	Shares	Value
Consumer Discretionary — 19.0%
Diversified Consumer Services — 3.3%
Capella Education Company	377	$28,690
Strayer Education, Inc. *	3,424	265,497
		294,187
Hotels, Restaurants & Leisure — 6.6%
Chipotle Mexican Grill, Inc. *	565	236,588
YUM! Brands, Inc.	5,240	342,277
Yum China Holdings, Inc. *	446	11,859
		590,724
Household Durables — 5.7%
NVR, Inc. *	262	506,962

Specialty Retail — 3.4%
Ross Stores, Inc.	4,383	300,586

Financials — 33.1%
Banks — 7.1%
U.S. Bancorp	6,830	375,650
Wells Fargo & Company	4,455	257,855
		633,505
Capital Markets — 16.1%
Goldman Sachs Group, Inc. (The)	2,671	662,568
Moody's Corporation	6,917	770,346
		1,432,914
Insurance — 9.9%
Arch Capital Group Ltd. *	9,254	875,151

Health Care — 1.0%
Life Sciences Tools & Services — 1.0%
Waters Corporation *	546	84,624

Industrials — 24.2%
Air Freight & Logistics — 4.4%
Expeditors International of Washington, Inc.	6,878	387,782

Machinery — 10.9%
Cummins, Inc.	3,342	496,254
Deere & Company	4,281	468,727
		964,981

See accompanying notes to financial statements.

4

MARSHFIELD CONCENTRATED OPPORTUNITY FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 84.3% (Continued)	Shares	Value
Industrials — 24.2% (Continued)
Road & Rail — 3.8%
Union Pacific Corporation	3,155	$340,551

Trading Companies & Distributors — 5.1%
Fastenal Company	9,099	455,223

Information Technology — 7.0%
IT Services — 7.0%
MasterCard, Inc. - Class A	2,723	300,783
Visa, Inc. - Class A	3,713	326,521
		627,304

Total Investments at Value — 84.3% (Cost $5,964,190)		$7,494,494

Other Assets in Excess of Liabilities — 15.7%		1,399,074

Net Assets — 100.0%		$8,893,568

*	Non-income producing security.
See accompanying notes to financial statements.

5

MARSHFIELD CONCENTRATED OPPORTUNITY FUND STATEMENT OF ASSETS AND LIABILITIES February 28, 2017 (Unaudited)
ASSETS
Investments in securities:
At acquisition cost	$5,964,190
At value (Note 2)	$7,494,494
Cash (Note 2)	1,453,835
Dividends receivable	12,213
Receivable for capital shares sold	175,000
Receivable for investment securities sold	27,903
Receivable from Adviser (Note 4)	7,433
Other assets	11,757
Total assets	9,182,635

LIABILITIES
Payable for investment securities purchased	278,106
Payable to administrator (Note 4)	6,815
Other accrued expenses	4,146
Total liabilities	289,067

NET ASSETS	$8,893,568

NET ASSETS CONSIST OF:
Paid-in capital	$7,330,648
Accumulated net investment income	7,232
Accumulated net realized gains from security transactions	25,384
Net unrealized appreciation on investments	1,530,304
NET ASSETS	$8,893,568

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	739,314

Net asset value, offering price and redemption price per share (Note 2)	$12.03

See accompanying notes to financial statements.

6

MARSHFIELD CONCENTRATED OPPORTUNITY FUND STATEMENT OF OPERATIONS For the Six Months Ended February 28, 2017 (Unaudited)
INVESTMENT INCOME
Dividend income	$42,802

EXPENSES
Investment advisory fees (Note 4)	32,278
Professional fees	21,313
Fund accounting fees (Note 4)	12,841
Administration fees (Note 4)	12,500
Transfer agent fees (Note 4)	7,500
Compliance fees (Note 4)	6,000
Registration and filing fees	5,331
Trustees' fees and expenses (Note 4)	4,994
Custody and bank service fees	3,211
Postage and supplies	1,538
Other expenses	7,344
Total expenses	114,850
Less fee reductions and expense reimbursements by the Adviser (Note 4)	(77,476)
Net expenses	37,374

NET INVESTMENT INCOME	5,428

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from security transactions	36,391
Net change in unrealized appreciation (depreciation) on investments	914,912
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	951,303

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$956,731

See accompanying notes to financial statements.

7

MARSHFIELD CONCENTRATED OPPORTUNITY FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended February 28, 2017 (Unaudited)	Period Ended August 31, 2016 (a)
FROM OPERATIONS
Net investment income	$5,428	$13,802
Net realized gains from security transactions	36,391	20,496
Net change in unrealized appreciation (depreciation) on investments	914,912	615,392
Net increase in net assets resulting from operations	956,731	649,690

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
From net investment income	(11,998)	—
From net realized gains	(31,503)	—
Decrease in net assets from distributions to shareholders	(43,501)	—

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	2,107,808	5,241,440
Net asset value of shares issued in reinvestment of distributions to shareholders	43,070	—
Payments for shares redeemed	(61,670)	—
Net increase in net assets from capital share transactions	2,089,208	5,241,440

TOTAL INCREASE IN NET ASSETS	3,002,438	5,891,130

NET ASSETS
Beginning of period	5,891,130	—
End of period	$8,893,568	$5,891,130

ACCUMULATED NET INVESTMENT INCOME	$7,232	$13,802

CAPITAL SHARE ACTIVITY
Shares sold	185,898	555,314
Shares reinvested	3,775	—
Shares redeemed	(5,673)	—
Net increase in shares outstanding	184,000	555,314
Shares outstanding at beginning of period	555,314	—
Shares outstanding at end of period	739,314	555,314

(a)	Represents the period from the commencement of operations (December 29, 2015) through August 31, 2016.
See accompanying notes to financial statements.

8

MARSHFIELD CONCENTRATED OPPORTUNITY FUND FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period
	Six Months Ended February 28, 2017 (Unaudited)		Period Ended August 31, 2016 (a)
Net asset value at beginning of period	$10.61		$10.00

Income from investment operations:
Net investment income	0.00	(b)	0.02
Net realized and unrealized gains on investments	1.49		0.59
Total from investment operations	1.49		0.61

Less distributions:
From net investment income	(0.02)		—
From net realized gains	(0.05)		—
Total distributions	(0.07)		—

Net asset value at end of period	$12.03		$10.61

Total return (c)	14.06	%(d)	6.10	%(d)

Net assets at end of period (000's)	$8,894		$5,891

Ratios/supplementary data:
Ratio of total expenses to average net assets	3.37	%(e)	3.80	%(e)

Ratio of net expenses to average net assets (f)	1.10	%(e)	1.22	%(e)

Ratio of net investment income to average net assets (f)	0.16	%(e)	0.42	%(e)

Portfolio turnover rate	5	%(d)	18	%(d)

(a)	Represents the period from the commencement of operations (December 29, 2015) through August 31, 2016.
(b)	Amount rounds to less than $0.01 per share.
(c)
Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced advisory fees and reimbursed expenses (Note 4).

(d)	Not annualized.
(e)	Annualized.
(f)	Ratio was determined after advisory fee reductions and expense reimbursements (Note 4).
See accompanying notes to financial statements.

9

MARSHFIELD CONCENTRATED OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS
February 28, 2017 (Unaudited)

1. Organization

Marshfield Concentrated Opportunity Fund (the “Fund”) is a non-diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report. The Fund commenced operations on December 29, 2015.

The investment objective of the Fund is to seek the dual goals of capital preservation and the long-term growth of principal, while targeting a pattern of performance at variance with that of the market.

2. Significant Accounting Policies

The following is a summary of the Fund’s significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Fund follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

In October 2016, the Securities and Exchange Commission (the “SEC”) released its final rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN, also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although it is still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are consistent with the Fund’s current financial statement presentation and expects that the Fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

Securities valuation – The Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Fund values its common stocks on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board”) of the Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Unavailable or unreliable market quotes may be

10

MARSHFIELD CONCENTRATED OPPORTUNITY FUND NOTES TO FINANCIAL STATEMENTS (Continued)

due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks	$7,494,494	$—	$—	$7,494,494

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by industry type. As of February 28, 2017, the Fund did not have any transfers between Levels. In addition, the Fund did not hold derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of February 28, 2017. It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

Cash account – The Fund’s cash is held in a bank account with balances which may exceed the amount covered by federal deposit insurance. As of February 28, 2017, the cash balance reflected on the Statement of Assets and Liabilities represents the amount held in a deposit sweep account.

Share valuation – The NAV per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the NAV,

11

MARSHFIELD CONCENTRATED OPPORTUNITY FUND NOTES TO FINANCIAL STATEMENTS (Continued)

except that shares of the Fund are subject to a redemption fee of 2% if redeemed within 90 days of the date of purchase. During the periods ended February 28, 2017 and August 31, 2016, the redemption fee did not apply to any shareholder transactions.

Investment income – Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

Security transactions – Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – The Fund will distribute to shareholders any net investment income dividends and net realized capital gains distributions at least once each year. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions are recorded on the ex-dividend date. The tax character of the Fund’s distributions paid to shareholders during the period ended February 28, 2017 was ordinary income. There were no distributions paid to shareholders during the period ended August 31, 2016.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the 12 months ended October 31) plus undistributed amounts from prior years.

12

MARSHFIELD CONCENTRATED OPPORTUNITY FUND NOTES TO FINANCIAL STATEMENTS (Continued)

The following information is computed on a tax basis for each item as of February 28, 2017:

Tax cost of portfolio investments	$5,966,887
Gross unrealized appreciation	$1,534,366
Gross unrealized depreciation	(6,759)
Net unrealized appreciation	1,527,607
Accumulated net investment income	7,232
Other gains	28,081
Accumulated earnings	$1,562,920

The values of the federal income tax cost of portfolio investments and the tax components of accumulated earnings and the financial statement cost of portfolio investments and components of net assets may be temporarily different (“book/tax differences”). These book/tax differences are due to the recognition of capital gains or losses under income tax regulations and GAAP, primarily due to the tax deferral of losses on wash sales.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for the current and open tax periods (period ended September 30, 2016) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Fund identifies its major tax jurisdiction as U.S. Federal.

3. Investment Transactions

During the six months ended February 28, 2017, cost of purchases and proceeds from sales of investment securities, other than short-term investments, were $1,630,276 and $331,170, respectively.

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT
The Fund’s investments are managed by Marshfield Associates, Inc. (the “Adviser”) pursuant to the terms of an Investment Advisory Agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Fund pays the Adviser an advisory fee, computed and accrued daily and paid monthly, at the annual rate of 0.95% of its average daily net assets.

Pursuant to an Expense Limitation Agreement (“ELA”) between the Fund and the Adviser, the Adviser has contractually agreed, until December 31, 2018, to reduce its investment advisory fees and reimburse other expenses to limit total annual operating expenses (exclusive of brokerage costs; taxes; interest; costs to organize

13

MARSHFIELD CONCENTRATED OPPORTUNITY FUND NOTES TO FINANCIAL STATEMENTS (Continued)

the Fund; acquired fund fees and expenses; extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business; and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”)), to an amount not exceeding 1.10% of the Fund’s average daily net assets. Accordingly, during the six months ended February 28, 2017, the Adviser did not collect any of its investment advisory fees and reimbursed other operating expenses totaling $45,198.

Under the terms of the ELA, investment advisory fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided the repayments do not cause total annual operating expenses to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. As of February 28, 2017, the Adviser may seek repayment of investment advisory fee reductions and expense reimbursements in the amount of $162,730 no later than the dates as stated below:

August 31, 2019	$85,254
February 29, 2020	77,476

Until April 25, 2017, an officer of the Fund was also an officer of the Adviser.

OTHER SERVICE PROVIDERS
Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, compliance and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including but not limited to postage, supplies, and costs of pricing the Fund’s portfolio securities.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers and a Trustee of the Trust are also officers of Ultimus and the Distributor.

TRUSTEE COMPENSATION
Effective October 1, 2016 each Trustee who is not an “interested person” of the Trust (“Independent Trustee”) receives a $1,000 annual retainer from the Fund, paid quarterly, except for the Board Chairperson who receives a $1,200 annual retainer from the Fund, paid quarterly. Each Independent Trustee also receives from the Fund a fee of $500 for each Board meeting attended plus reimbursement for travel and other meeting-related expenses. Prior to October 1, 2016, the Fund paid each Independent Trustee a fee of $500 for each Board meeting attended, plus a $500 annual retainer.

14

MARSHFIELD CONCENTRATED OPPORTUNITY FUND NOTES TO FINANCIAL STATEMENTS (Continued)

PRINICIPAL HOLDERS OF FUND SHARES
As of February 28, 2017, the following shareholders owned of record 5% or more of the outstanding shares of the Fund:

Name of Record Owner	% Ownership
Marshfield Associates 401k Plan	18%
Christopher M. Niemczewski	17%
Elise J. Hoffman	15%
Melissa Vinick Gilbert	13%
D.A. Davidson & Company (for the benefit of its customers)	12%
Carolyn Miller	10%

5. Sector Risk

If the Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. Occasionally, market conditions, regulatory changes or other developments may negatively impact this sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of February 28, 2017, the Fund had 33.1% of the value of its net assets invested in securities within the Financials sector.

6. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

7. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted the following: On April 25, 2017, David R. Carson was elected Principal Executive Officer of the Fund, replacing Christopher M. Niemczewski.

15

MARSHFIELD CONCENTRATED OPPORTUNITY FUND ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur two types of cost: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (September 1, 2016) and held until the end of the period (February 28, 2017).

The table below illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge sales loads. However, a redemption fee of 2% is applied on the sale of shares held for less than 90 days.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

16

MARSHFIELD CONCENTRATED OPPORTUNITY FUND ABOUT YOUR FUND’S EXPENSES (Unaudited) (Continued)

	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Net Expense Ratio (a)	Expenses Paid During Period (b)
Based on Actual Fund Return	$1,000.00	$1,140.60	1.10%	$5.84
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,019.34	1.10%	$5.51

(a)	Annualized, based on the Fund’s most recent one-half year expenses.
(b)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-855-691-5288, or on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-855-691-5288, or on the SEC’s website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. These filings are available upon request by calling 1-855-691-5288. Furthermore, you may obtain a copy of the filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

17

Topturn OneEighty Fund

Semi-Annual Report

February 28, 2017
(Unaudited)

Topturn OneEighty Fund LETTER TO SHAREHOLDERS	February 28, 2017

Dear Fellow Shareholders:

For the six-month period ending on February 28, 2017, the Topturn OneEighty Fund (TTFOX or the “Fund”) delivered a cumulative return of +2.53% versus a benchmark return of +2.33% for the Morningstar Diversified Alternatives Total Return Index and +10.01% for the S&P 500® Index. The Fund trailed the benchmark for the period, primarily due to the fact that while U.S. equities were the top performing asset for the period, the Fund’s composition during this time included various additional asset classes that did not perfectly correlate with the U.S. stock market. In addition, Trump’s victory in the U.S. Presidential election caused certain previously outperforming assets to fall out of favor, and previously under-performing assets to come into favor. During such periods of reversal, the Fund tactically changes positions when new trends reveal themselves. New trends usually trail the underlying assets as price action is what establishes the new trend.

The beginning of the period was dominated with concerns about a potential rate hike from the U.S. Federal Reserve Board (the “Fed”). Major asset classes all declined as investors moved money to the sidelines as they assessed potential implications. Ultimately, the Fed left rates unchanged, sparking gains through the balance of the September. Despite slowing economic data and a cautious outlook from the Fed, equities ended September near record highs. Investor optimism was quickly doused as poor earnings reports (stoking concerns of broader macro weakness), increasing uncertainty surrounding the U.S. presidential election outcome, and rising global interest rates resulted in all major asset classes turning lower once again.

Election results initially sent global markets into a tailspin, with Dow futures plunging 8.00%, but this initial panic subsided and US equity markets turned higher, setting new records in the process. But not all asset classes were spared. Expectations for greater deficit spending and higher inflation led to a record monthly decline in the bond market as yields on the 10-year Treasury bond jumped 0.6%. This helped fuel a surging U.S. dollar, which pressured emerging markets and sent gold lower. By the end of November, several asset classes had experienced significant drawdowns.

The beginning of December marked a continuation of price action in asset classes set in motion by U.S. election results and anticipated Fed policy action. Expected policies of the new administration helped to propel U.S. domestic equity markets and the U.S. dollar higher, while long U.S. Treasury bonds, emerging markets, and gold continued to struggle. In mid-December the Federal Open Market Committee (the “FOMC”) raised its target for short-term interest rates by 0.25%, signaling confidence in an improving U.S. economy. Asset classes that had been under pressure soon stabilized and began to recover lost ground from the prior quarter, while U.S. equity markets and the U.S. dollar took a breather. The rally in U.S. equity markets resumed after U.S. presidential Inauguration day and saw impressive price strength through the end of the period, led by February where markets were up on 79% of the trading days.

During the period, portfolio returns were initially impacted negatively as all major asset classes trended lower. As the period progressed, the investment model signaled several defensive changes that tilted portfolio exposure towards safe-haven assets to hedge against

1

a continued downward move in risk assets. This position was quickly reversed as a dramatic move in asset prices, post U.S. elections led to trend reversals, with investment models once again adding risk exposure.

The best performing assets during the period were those deemed likely to benefit from an acceleration in economic growth, fueled by hopes that fiscal stimuli in the form of tax cuts, infrastructure spending, and increased defense spending will lead to a significant tailwind in the growth of corporate profits. Safe-haven assets and markets perceived to be hurt by a nationalist agenda and higher interest rates were a drag on performance.

Not much has changed in our long-term outlook. We continue to believe that we are in a period where, due to various conditions, buy-and-hold returns from traditional asset classes offer low long-term return potential. One example, in this instance regarding valuation, is that as central banks have pushed fixed income yields to record lows, including negative nominal yields in some circumstances, stocks have been viewed as a relative favorite for investors in search of returns. This has pushed equity participation to levels that have historically corresponded with low subsequent total returns. As of December 31, 2016, the Fed reported that U.S. Household Stock Allocation as a percentage of total financial assets had reached 53.5%, landing it in the highest quintile of quarterly readings.1 Since 1951, whenever this reading has reached such a level, the average gain per annum over the ensuing 10 years has been a relatively anemic 2.5%. This reading is similar to levels found near prior market tops, such as 1968, 1973, and 2007.

Compounding the valuation problem is that sentiment is extremely optimistic about the success that Congress and the White House will have enacting meaningful tax reform and other economic initiatives, which sets up a negative reaction from markets if these expected stimuli fail to materialize.

We believe investors will need to identify strategies that offer sources of return that are not highly correlated to traditional asset classes. The goal of the Topturn OneEighty Fund is to offer this type of return by tactically allocating assets among non-correlating asset classes as trends are identified.

Thank you for your continued trust and interest in the Topturn OneEighty Fund.

Sincerely,

Greg Stewart
Chief Investment Officer / Portfolio Manager

[1]	Source: Federal Reserve Board, as published by Ned Davis Research.

2

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month-end are available by calling 1-888-261-2884.

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other important information. To obtain a copy of the Fund’s prospectus please visit our website at www.topturnfunds.com or call 1-888-261-2884 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Fund is distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. The securities held by the Fund that are discussed in the Letter to Shareholders were held during the period covered by this Report. They do not comprise the entire investment portfolio of the Fund, may be sold at any time, and may no longer be held by the Fund. For a complete list of securities held by the Fund as of February 28, 2017, please see the Schedule of Investments section of this report. The opinions of the Adviser with respect to those securities may change at any time.

Statements in the Letter to Shareholders that reflect projections or expectations for future financial or economic performance of the Fund and the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed, or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to factors noted with such forward-looking statements, include, without limitation, general economic conditions, such as inflation, recession, and interest rates. Past performance is not a guarantee of future results.

3

Topturn OneEighty Fund
PORTFOLIO INFORMATION
February 28, 2017 (Unaudited)

Sector Diversification (% of Net Assets)

Top 10 Holdings

Security Description	% of Net Assets
SPDR® S&P 500® ETF Trust	20.6%
PowerShares QQQ TrustSM, Series 1	11.1%
iShares® 7-10 Year Treasury Bond ETF	8.7%
iShares® TIPS Bond ETF	8.7%
iShares® Core S&P® Small-Cap ETF	6.9%
SPDR® Bloomberg Barclays High Yield Bond ETF	5.6%
iShares® J.P. Morgan USD Emerging Markets Bond ETF	4.9%
iShares® Edge MSCI USA Value Factor ETF	4.5%
iShares® Edge MSCI USA Momentum Factor ETF	4.4%
Vanguard FTSE Emerging Markets ETF	4.2%

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Topturn OneEighty Fund SCHEDULE OF INVESTMENTS February 28, 2017 (Unaudited)
EXCHANGE-TRADED FUNDS — 94.7%	Shares	Value
Commodities & Currencies — 3.4%
PowerShares DB Base Metals Fund (a)	18,030	$296,594
PowerShares DB Commodity Index Tracking Fund (a)	18,910	297,265
		593,859
International Equities — 9.1%
iShares® J.P. Morgan USD Emerging Markets Bond ETF	7,560	858,514
Vanguard FTSE Emerging Markets ETF	18,630	720,795
		1,579,309
U.S. Fixed Income — 26.6%
iShares® 7-10 Year Treasury Bond ETF	14,370	1,518,191
iShares® iBoxx $ Investment Grade Corporate Bond ETF	2,040	241,903
iShares® TIPS Bond ETF (a)	13,110	1,503,061
PowerShares Senior Loan Portfolio	16,540	386,540
SPDR® Bloomberg Barclays High Yield Bond ETF	25,940	965,487
		4,615,182
U.S. Large Cap Equities — 48.7%
iShares® Edge MSCI USA Momentum Factor ETF	9,510	772,402
iShares® Edge MSCI USA Value Factor ETF	10,480	778,978
iShares® MSCI EAFE ETF	10,230	617,278
PowerShares DB US Dollar Index Bullish Fund (a)	11,380	297,132
PowerShares QQQ TrustSM, Series 1	14,870	1,933,397
SPDR® S&P 500® ETF Trust	15,130	3,577,791
SPDR® S&P® Dividend ETF	5,480	486,460
		8,463,438
U.S. Small-Mid Cap Equities — 6.9%
iShares® Core S&P® Small-Cap ETF	17,200	1,194,712

Total Exchange-Traded Funds (Cost $15,419,810)		$16,446,500

EXCHANGE-TRADED NOTES — 0.8%	Shares	Value
Energy — 0.8%
JPMorgan Alerian MLP Index ETN (Cost $141,067)	4,400	$144,188

5

Topturn OneEighty Fund SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS — 4.5%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.22% (b) (Cost $787,520)	787,520	$787,520

Total Investments at Value — 100.0% (Cost $16,348,397)		$17,378,208

Liabilities in Excess of Other Assets — (0.0%) (c)		(6,677)

Net Assets — 100.0%		$17,371,531

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of February 28, 2017.
(c)	Percentage rounds to less than 0.1%
See accompanying notes to financial statements.

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Topturn OneEighty Fund STATEMENT OF ASSETS AND LIABILITIES February 28, 2017 (Unaudited)
ASSETS
Investments in securities:
At acquisition cost	$16,348,397
At value (Note 2)	$17,378,208
Dividends receivable	2,268
Other assets	10,483
Total assets	17,390,959

LIABILITIES
Payable to Adviser (Note 4)	8,324
Payable to administrator (Note 4)	6,630
Other accrued expenses	4,474
Total liabilities	19,428

NET ASSETS	$17,371,531

NET ASSETS CONSIST OF:
Paid-in capital	$16,459,059
Distributions in excess of net investment income	(37,604)
Accumulated net realized losses from security transactions	(79,735)
Net unrealized appreciation on investments	1,029,811
NET ASSETS	$17,371,531

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,591,578

Net asset value, offering price and redemption price per share (Note 2)	$10.91

See accompanying notes to financial statements.

7

Topturn OneEighty Fund STATEMENT OF OPERATIONS For the Six Months Ended February 28, 2017 (Unaudited)
INVESTMENT INCOME
Dividend income	$162,763

EXPENSES
Investment advisory fees (Note 4)	105,912
Professional fees	20,823
Fund accounting fees (Note 4)	14,346
Administration fees (Note 4)	13,500
Compliance fees (Note 4)	6,000
Transfer agent fees (Note 4)	6,000
Trustees’ fees and expenses (Note 4)	4,989
Custody and bank service fees	3,658
Registration and filing fees	2,632
Printing of shareholder reports	2,466
Insurance expense	1,564
Postage and supplies	1,346
Other expenses	3,145
Total expenses	186,381
Less fee reductions by the Adviser (Note 4)	(38,104)
Net expenses	148,277

NET INVESTMENT INCOME	14,486

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses from security transactions	(72,890)
Capital gain distributions from regulated investment companies	5,016
Net change in unrealized appreciation (depreciation) on investments	481,017
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	413,143

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$427,629

See accompanying notes to financial statements.

8

Topturn OneEighty Fund STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended February 28, 2017 (Unaudited)	Period Ended August 31, 2016 (a)
FROM OPERATIONS
Net investment income	$14,486	$36,931
Net realized gains (losses) from security transactions	(72,890)	65,995
Capital gain distributions from regulated investment companies	5,016	17,141
Net change in unrealized appreciation (depreciation) on investments	481,017	548,794
Net increase in net assets resulting from operations	427,629	668,861

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
From net investment income	(47,475)	(41,543)
From net realized gains on investments	(91,639)	(3,361)
Decrease in net assets from distributions to shareholders	(139,114)	(44,904)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	2,541,291	16,029,813
Net asset value of shares issued in reinvestment of distributions to shareholders	139,114	44,904
Payments for shares redeemed	(1,971,479)	(324,584)
Net increase in net assets from capital share transactions	708,926	15,750,133

TOTAL INCREASE IN NET ASSETS	997,441	16,374,090

NET ASSETS
Beginning of period	16,374,090	—
End of period	$17,371,531	$16,374,090

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME	$(37,604)	$(4,615)

CAPITAL SHARE ACTIVITY
Shares sold	237,834	1,553,726
Shares reinvested	13,161	4,420
Shares redeemed	(185,478)	(32,085)
Net increase in shares outstanding	65,517	1,526,061
Shares outstanding at beginning of period	1,526,061	—
Shares outstanding at end of period	1,591,578	1,526,061

(a)	Represents the period from the commencement of operations (September 1, 2015) through August 31, 2016.
See accompanying notes to financial statements.

9

Topturn OneEighty Fund FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period
	Six Months Ended February 28, 2017 (Unaudited)		Period Ended August 31, 2016 (a)
Net asset value at beginning of period	$10.73		$10.00

Income from investment operations:
Net investment income	0.01		0.03
Net realized and unrealized gains on investments	0.26		0.73
Total from investment operations	0.27		0.76

Less distributions:
From net investment income	(0.03)		(0.03)
From net realized gains on investments	(0.06)		(0.00	)(b)
Total distributions	(0.09)		(0.03)

Net asset value at end of period	$10.91		$10.73

Total return (c)	2.53	%(d)	7.65	%(d)

Net assets at end of period (000’s)	$17,372		$16,374

Ratios/supplementary data:
Ratio of total expenses to average net assets (e)	2.19	%(h)	2.38	%(h)

Ratio of net expenses to average net assets (e) (f)	1.75	%(h)	1.75	%(h)

Ratio of net investment income to average net assets (f) (g)	0.17	%(h)	0.32	%(h)

Portfolio turnover rate	118	%(d)	261	%(d)

(a)	Represents the period from the commencement of operations (September 1, 2015) through August 31, 2016.
(b)	Amount rounds to less than 0.01 per share.
(c)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes dividends or capital gains distributions, if any, are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would have been lower if the Adviser had not reduced advisory fees.

(d)	Not annualized.
(e)	The ratios of expenses to average net assets do not reflect the Fund’s proportionate share of expenses of the underlying investment companies in which the Fund invests (Note 5).
(f)	Ratio was determined after advisory fee reductions (Note 4).
(g)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends and distributions by the underlying investment companies in which the Fund invests.
(h)	Annualized.
See accompanying notes to financial statements.

10

Topturn OneEighty Fund
NOTES TO FINANCIAL STATEMENTS
February 28, 2017 (Unaudited)

1. Organization

Topturn OneEighty Fund (the “Fund”) is a diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report. The Fund commenced operations on September 1, 2015.

The investment objective of the Fund is long-term capital appreciation.

2. Significant Accounting Policies

The following is a summary of the Fund’s significant accounting policies used in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Fund follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) released its final rule on Investment Company Reporting Modernization (the “Rule”). The Rule which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN, also contains amendments to Regulation S-X that impact financial statement presentation, particularly the presentation of derivative investments. Although it is still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are consistent with the Fund’s current financial statement presentation and expects that the Fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

Securities valuation – The Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Exchange-traded funds (“ETFs”) and exchange-traded notes are valued at the security’s last sale price on the primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. When using a quoted price and when the market is considered active, these securities will be classified as Level 1 within the fair value hierarchy. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board”) of the Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or published prices for the same securities.

11

Topturn OneEighty Fund NOTES TO FINANCIAL STATEMENTS (Continued)

Fixed income securities, if any, are generally valued using prices provided by an independent pricing service approved by the Board. The independent pricing service will employ methodologies that they believe are appropriate, including actual market transactions, broker-dealer supplied valuations, matrix pricing, or other electronic data processing techniques. These techniques generally consider such factors as security prices, yields, maturities, call features, ratings, and developments relating to specific securities in arriving at valuations.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2017:

	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$16,446,500	$—	$—	$16,446,500
Exchange-Traded Notes	144,188	—	—	144,188
Money Market Funds	787,520	—	—	787,520
Total	$17,378,208	$—	$—	$17,378,208

As of February 28, 2017, the Fund did not have any transfers between Levels. In addition, the Fund did not have derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of February 28, 2017. It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

Share valuation – The NAV per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the NAV per share.

Investment income – Dividend income and realized capital gain distributions are recorded on the ex-dividend date or as soon as the information is available (if after the ex-dividend date). Interest income is accrued as earned.

12

Topturn OneEighty Fund NOTES TO FINANCIAL STATEMENTS (Continued)

Security transactions – Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – The Fund will distribute to shareholders any net investment income dividends and net realized capital gains distributions at least once each year. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid by the Fund during the periods ended February 28, 2017 and August 31, 2016 was as follows:

Period Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
2/28/2017	$121,922	$17,192	$139,114
8/31/2016	$44,904	$—	$44,904

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986 (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the 12 months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of February 28, 2017:

Tax cost of portfolio investments	$16,364,016
Gross unrealized appreciation	$1,038,889
Gross unrealized depreciation	(24,697)
Net unrealized appreciation on investments	1,014,192
Other losses	(101,720)
Accumulated earnings	$912,472

13

Topturn OneEighty Fund NOTES TO FINANCIAL STATEMENTS (Continued)

The difference between the federal income tax cost of portfolio investments and the financial statement cost of portfolio investments is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for the current and open tax period (period ended August 31, 2016) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Fund identifies its major tax jurisdiction as U.S. Federal.

3. Investment Transactions

During the six months ended February 28, 2017, cost of purchases and proceeds from sales of investment securities, other than short-term investments, were $20,208,227 and $19,177,878, respectively.

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Fund’s investments are managed by Topturn Fund Advisors, LLC (the “Adviser”) pursuant to the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at the annual rate of 1.25% of its average daily net assets.

Pursuant to an Expense Limitation Agreement (“ELA”), the Adviser has contractually agreed, until August 31, 2018, to reduce investment advisory fees and reimburse other expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs; taxes; interest; acquired fund fees and expenses; costs to organize the Fund; extraordinary expenses such as litigation and merger or reorganization costs; other expenses not incurred in the ordinary course of the Fund’s business; and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940) to an amount not exceeding 1.75% of the Fund’s average daily net assets. Accordingly, during the six months ended February 28, 2017, the Adviser reduced its advisory fees in the amount of $38,104.

Under the terms of the ELA, investment advisory fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided the repayments do not cause Total Annual Fund Operating Expenses to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. As of February 28, 2017, the Adviser may seek recoupment of investment advisory fee reductions totaling $110,617 no later than the dates stated below:

August 31, 2019	February 29, 2020
$72,513	$38,104

14

Topturn OneEighty Fund NOTES TO FINANCIAL STATEMENTS (Continued)

Until April 25, 2017, an officer of the Fund was also an officer of the Adviser.

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, compliance, and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses, including, but not limited to, postage, supplies, and costs of pricing the Fund’s portfolio securities.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers and a Trustee of the Trust are also officers of Ultimus and the Distributor and are not paid by the Fund for serving in such capacities.

TRUSTEE COMPENSATION

Effective October 1, 2016, each Trustee, who is not an “interested person” of the Trust (“Independent Trustee”), receives a $1,000 annual retainer from the Fund, paid quarterly, except for the Board Chairperson who receives a $1,200 annual retainer from the Fund, paid quarterly. Each Independent Trustee also receives from the Fund a fee of $500 for each Board meeting attended plus reimbursement for travel and other meeting-related expenses. Prior to October 1, 2016, the Fund paid each Independent Trustee a fee of $500 for each Board meeting attended, plus a $500 annual retainer.

PRINCIPAL HOLDER OF FUND SHARES

As of February 28, 2017, the following shareholder owned of record 5% or more of the outstanding shares of the Fund:

Name of Record Owner	% Ownership
Charles Schwab & Company, Inc. (for the benefit of its customers)	97.2%

A beneficial owner of 25% or more of the Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholder’s meeting.

15

Topturn OneEighty Fund NOTES TO FINANCIAL STATEMENTS (Continued)

5. Investments in Other Investment Companies

The Fund may invest a significant portion of its assets in shares of one or more investment companies, including ETFs. The Fund will incur additional indirect expenses due to acquired fund fees and expenses to the extent it invests in shares of other investment companies. ETFs issue their shares to authorized participants in return for a specific basket of securities. The authorized participants then sell the ETF’s shares on the secondary market. In other words, ETF shares are traded on a securities exchange based on their market value. There are certain risks associated with investments in ETFs. Investments in ETFs are subject to the risk that the ETF’s shares may trade at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risk that the Fund receives less than NAV when selling an ETF) to the ETF’s NAV. Investments in ETFs are also subject to index-tracking risk because the total return generated by the securities will be reduced by transaction costs and expenses not incurred by the indices. Certain securities comprising the index tracked by an ETF may temporarily be unavailable, which may further impede the ETF’s ability to track their applicable index or match the index’s performance. Finally, ETF shares are also subject to the risks applicable to the underlying basket of securities. As of February 28, 2017, the Fund had 94.7% of the value of its net assets invested in shares of ETFs.

6. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

7. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events except as follows:

On April 25, 2017, David R. Carson was elected Principal Executive Officer of the Fund.

16

Topturn OneEighty Fund ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur ongoing costs, including management fees and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (September 1, 2016) and held until the end of the period (February 28, 2017).

The table below illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

17

Topturn OneEighty Fund ABOUT YOUR FUND’S EXPENSES (Unaudited) (Continued)

	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Net Expense Ratio (a)	Expenses Paid During Period (b)
Based on Actual Fund Return	$1,000.00	$1,025.30	1.75%	$8.79
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,016.12	1.75%	$8.75

(a)	Annualized, based on the Fund’s most recent one-half year expenses.
(b)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-261-2884, or on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-888-261-2884, or on the SEC’s website at http://www.sec.gov.

The Trust files a complete listing of the Fund’s portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. These filings are available upon request by calling 1-888-261-2884. Furthermore, you may obtain a copy of the filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

18

Topturn OneEighty Fund
CUSTOMER PRIVACY NOTICE

FACTS	WHAT DOES THE TOPTURN ONEEIGHTY FUND (the “Fund”) DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■ Social Security number

■ Assets

■ Retirement Assets

■ Transaction History

■ Checking Account Information

■ Purchase History

■ Account Balances

■ Account Transactions

■ Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-888-261-2884

19

Topturn OneEighty Fund
CUSTOMER PRIVACY NOTICE (Continued)

Who we are
Who is providing this notice?	Topturn OneEighty Fund Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Fund collect my personal information?

We collect your personal information, for example, when you

■ Open an account

■ Provide account information

■ Give us your contact information

■ Make deposits or withdrawals from your account

■ Make a wire transfer

■ Tell us where to send the money

■ Tell us who receives the money

■ Show your government-issued ID

■ Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■ Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■ Affiliates from using your information to market to you

■ Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■ Topturn Fund Advisors, LLC, the investment adviser to the Fund, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ The Fund does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Fund does not jointly market.

20

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Item 2. Code of Ethics.

Not required

Item 3. Audit Committee Financial Expert.

Not required

Item 4. Principal Accountant Fees and Services.

Not required

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s Committee of Independent Trustees shall review shareholder recommendations for nominations to fill vacancies on the registrant’s board of trustees if such recommendations are submitted in writing and addressed to the Committee at the registrant’s offices. The Committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Ultimus Managers Trust

By (Signature and Title)*		/s/ Frank L. Newbauer
Frank L. Newbauer, Assistant Secretary

Date	May 9, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ David R. Carson
David R. Carson, Principal Executive Officer of Blue Current Global Dividend Fund

Date	May 9, 2017

By (Signature and Title)*		/s/ David R. Carson
David R. Carson, Principal Executive Officer of Alambic Small Cap Value Plus Fund, Alambic Small Cap Growth Fund, Alambic Mid Cap Value Plus Fund and Alambic Mid Cap Growth Plus Fund

Date	May 9, 2017

By (Signature and Title)*		/s/ David R. Carson
David R. Carson, Principal Executive Officer of Topturn OneEighty Fund

Date	May 9, 2017

By (Signature and Title)*		/s/ David R. Carson

David R. Carson, Principal Executive Officer of Castlemain Emerging Markets Fund, Castlemaine Event Driven Fund, Castlemaine Long/Short Fund, Castlemaine Market Neutral Fund and Castlemaine Multi-Strategy Fund

Date	May 9, 2017

By (Signature and Title)*		/s/ David R. Carson
David R. Carson, Principal Executive Officer of Marshfield Concentrated Opportunity Fund

Date	May 9, 2017

By (Signature and Title)*		/s/ Jennifer L. Leamer
Jennifer L. Leamer, Treasurer and Principal Accounting Officer

Date	May 9, 2017

*	Print the name and title of each signing officer under his or her signature.